UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust – Schwab U.S. REIT ETF, Schwab Fundamental Index ETFs
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California	94105

(Address of principal executive offices)	(Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: February 28
Date of reporting period: November 30, 2014

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. REIT ETF™

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Common Stock	991,677,001	1,161,720,557
0.9%	Other Investment Companies	10,596,021	10,869,127

100.0%	Total Investments	1,002,273,022	1,172,589,684
0.0%	Other Assets and Liabilities, Net		376,189

100.0%	Net Assets		1,172,965,873

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Diversified REITs 6.5%
Cousins Properties, Inc.	422,364	5,169,735
Duke Realty Corp.	700,679	13,621,200
First Potomac Realty Trust	76,404	945,882
Liberty Property Trust	287,087	10,157,138
PS Business Parks, Inc.	39,760	3,236,066
Vornado Realty Trust	358,433	39,986,785
Washington Real Estate Investment Trust	112,425	3,020,860

		76,137,666

Industrial REITs 5.1%
DCT Industrial Trust, Inc.	171,208	5,843,338
EastGroup Properties, Inc.	64,916	4,363,654
First Industrial Realty Trust, Inc.	226,953	4,505,017
Prologis, Inc.	1,026,911	43,417,797
Rexford Industrial Realty, Inc.	80,412	1,221,458

		59,351,264

Office REITs 15.0%
Alexandria Real Estate Equities, Inc.	147,318	12,657,563
BioMed Realty Trust, Inc.	375,765	8,060,159
Boston Properties, Inc.	314,430	40,762,705
Brandywine Realty Trust	363,238	5,615,659
Columbia Property Trust, Inc.	256,047	6,452,384
Corporate Office Properties Trust	188,404	5,296,036
Digital Realty Trust, Inc.	268,939	18,898,344
Douglas Emmett, Inc.	278,693	7,758,813
DuPont Fabros Technology, Inc.	133,707	4,357,511
Equity Commonwealth	264,657	6,730,228
Franklin Street Properties Corp.	148,445	1,784,309
Highwoods Properties, Inc.	185,558	8,008,683
Kilroy Realty Corp.	170,816	11,731,643
Mack-Cali Realty Corp.	140,706	2,704,369
New York REIT, Inc.	332,345	3,572,709
Parkway Properties, Inc.	170,397	3,319,334
Piedmont Office Realty Trust, Inc., Class A	316,944	5,958,547
SL Green Realty Corp.	196,499	22,821,394

		176,490,390

Residential REITs 18.9%
American Campus Communities, Inc.	199,216	7,968,640
American Homes 4 Rent, Class A	277,459	4,772,295
Apartment Investment & Management Co., Class A	300,038	11,176,416
Associated Estates Realty Corp.	117,404	2,632,198
AvalonBay Communities, Inc.	269,423	43,320,524
Camden Property Trust	175,716	13,473,903
Education Realty Trust, Inc.	286,610	3,336,140
Equity LifeStyle Properties, Inc.	163,667	8,119,520
Equity Residential	742,931	52,629,232
Essex Property Trust, Inc.	130,386	26,391,430
Home Properties, Inc.	117,309	7,647,374
Mid-America Apartment Communities, Inc.	154,414	11,374,135
Post Properties, Inc.	111,717	6,544,382
Silver Bay Realty Trust Corp.	76,971	1,280,028
Sun Communities, Inc.	90,933	5,355,044
UDR, Inc.	516,922	15,910,859

		221,932,120

Retail REITs 26.1%
Acadia Realty Trust	128,909	4,119,932
Brixmor Property Group, Inc.	277,607	6,712,537
CBL & Associates Properties, Inc.	323,042	6,283,167
Cedar Realty Trust, Inc.	141,525	960,955
DDR Corp.	612,882	11,234,127
Equity One, Inc.	153,140	3,710,582
Federal Realty Investment Trust	139,067	18,448,628
General Growth Properties, Inc.	1,267,527	33,919,023
Glimcher Realty Trust	309,139	4,253,753
Inland Real Estate Corp.	180,770	1,950,508
Kimco Realty Corp.	843,821	21,475,244
Kite Realty Group Trust	170,791	4,659,178
Pennsylvania Real Estate Investment Trust	141,147	3,298,605
Ramco-Gershenson Properties Trust	156,753	2,805,879
Regency Centers Corp.	189,015	11,620,642
Rouse Properties, Inc.	71,117	1,300,730
Saul Centers, Inc.	22,257	1,218,126
Simon Property Group, Inc.	633,236	114,489,069
Tanger Factory Outlet Centers, Inc.	196,914	7,203,114
Taubman Centers, Inc.	123,224	9,795,076
The Macerich Co.	288,944	22,849,692
Washington Prime Group, Inc.	282,637	4,869,835
Weingarten Realty Investors	230,981	8,407,708

		305,586,110

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 Schwab U.S. REIT ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Specialized REITs 27.5%
Ashford Hospitality Prime, Inc.	48,474	850,719
Ashford Hospitality Trust, Inc.	159,901	1,675,762
CubeSmart	329,469	7,096,762
DiamondRock Hospitality Co.	413,897	6,179,482
Extra Space Storage, Inc.	226,340	13,415,172
FelCor Lodging Trust, Inc.	232,787	2,425,640
HCP, Inc.	933,449	41,818,515
Health Care REIT, Inc.	656,441	48,353,444
Healthcare Realty Trust, Inc.	200,143	5,285,777
Hersha Hospitality Trust	419,396	3,107,724
Hospitality Properties Trust	307,657	9,414,304
Host Hotels & Resorts, Inc.	1,554,624	36,129,462
LaSalle Hotel Properties	213,699	8,627,029
LTC Properties, Inc.	71,544	2,989,824
Pebblebrook Hotel Trust	145,551	6,283,437
Public Storage	297,846	55,884,845
Senior Housing Properties Trust	392,297	8,838,451
Sovran Self Storage, Inc.	68,342	5,810,437
Strategic Hotels & Resorts, Inc. *	508,074	6,747,223
Sunstone Hotel Investors, Inc.	421,895	6,754,539
Universal Health Realty Income Trust	26,529	1,282,412
Ventas, Inc.	604,501	43,252,047

		322,223,007

Total Common Stock
(Cost $991,677,001)		1,161,720,557

Other Investment Companies 0.9% of net assets

Equity Fund 0.9%
SPDR Dow Jones REIT ETF	118,001	10,638,880

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	230,247	230,247

Total Other Investment Companies
(Cost $10,596,021)		10,869,127

End of Investments

At 11/30/14, the tax basis cost of the fund’s investments was $1,003,475,344 and the unrealized appreciation and depreciation were $170,749,133 and ($1,634,793), respectively, with a net unrealized appreciation of $169,114,340.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon

2

 Schwab U.S. REIT ETF

Portfolio Holdings (Unaudited) continued

the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 3

 Schwab U.S. REIT ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,161,720,557	$—	$—	$1,161,720,557
Other Investment Companies[1]	10,869,127	—	—	10,869,127

Total	$1,172,589,684	$—	$—	$1,172,589,684

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2014.

REG66362NOV14

4

Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	153,643,974	166,220,108
0.0%		Rights	1,852	1,852
0.4%		Other Investment Companies	654,277	658,093
0.0%		Short-Term Investments	9,500	9,500

100.1%		Total Investments	154,309,603	166,889,553
(0	.1)%	Other Assets and Liabilities, Net		(88,257)

100.0%		Net Assets		166,801,296

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.0%
BorgWarner, Inc.	1,136	64,252
Cooper Tire & Rubber Co.	684	23,208
Dana Holding Corp.	1,443	30,592
Drew Industries, Inc.	222	10,456
Ford Motor Co.	26,212	412,315
General Motors Co.	12,064	403,300
Gentex Corp.	888	31,577
Harley-Davidson, Inc.	1,358	94,625
Johnson Controls, Inc.	5,818	290,900
Lear Corp.	999	95,814
Modine Manufacturing Co. *	111	1,351
Standard Motor Products, Inc.	79	3,014
Superior Industries International, Inc.	333	6,034
Tenneco, Inc. *	228	12,392
The Goodyear Tire & Rubber Co.	2,040	55,916
Thor Industries, Inc.	471	27,676
Tower International, Inc. *	79	2,017
TRW Automotive Holdings Corp. *	1,132	117,049
Visteon Corp. *	563	55,174

		1,737,662

Banks 5.5%
Associated Banc-Corp.	1,554	28,718
Astoria Financial Corp.	1,332	17,622
BancorpSouth, Inc.	777	17,009
Bank of America Corp.	109,532	1,866,425
Bank of Hawaii Corp.	444	25,588
BankUnited, Inc.	335	10,117
BB&T Corp.	5,341	200,768
BOK Financial Corp.	111	7,154
Capitol Federal Financial, Inc.	666	8,338
Cathay General Bancorp	444	11,269
CIT Group, Inc.	1,023	49,922
Citigroup, Inc.	21,813	1,177,248
City National Corp.	222	17,136
Comerica, Inc.	1,332	62,084
Commerce Bancshares, Inc.	470	20,125
Community Bank System, Inc.	111	4,106
Cullen/Frost Bankers, Inc.	333	24,862
CVB Financial Corp.	555	8,419
East West Bancorp, Inc.	444	16,326
EverBank Financial Corp.	111	2,091
F.N.B. Corp.	777	9,782
Fifth Third Bancorp	6,148	123,698
First Citizens BancShares, Inc., Class A	20	5,072
First Financial Bancorp	566	10,024
First Financial Bankshares, Inc.	111	3,349
First Horizon National Corp.	2,109	26,911
First Niagara Financial Group, Inc.	1,821	14,878
First Republic Bank	222	11,440
FirstMerit Corp.	888	15,886
Fulton Financial Corp.	1,332	15,904
Glacier Bancorp, Inc.	444	12,157
Hancock Holding Co.	222	7,262
Hudson City Bancorp, Inc.	6,438	63,028
Huntington Bancshares, Inc.	6,438	65,088
Iberiabank Corp.	111	7,250
International Bancshares Corp.	444	11,331
JPMorgan Chase & Co.	32,079	1,929,873
KeyCorp	7,009	94,621
M&T Bank Corp.	678	85,442
MB Financial, Inc.	333	10,489
National Penn Bancshares, Inc.	111	1,132
NBT Bancorp, Inc.	222	5,397
New York Community Bancorp, Inc.	4,329	68,788
Northwest Bancshares, Inc.	444	5,590
Old National Bancorp	444	6,305
People’s United Financial, Inc.	2,220	32,812
Popular, Inc. *	1,443	47,099
Prosperity Bancshares, Inc.	111	6,236
Provident Financial Services, Inc.	555	9,590
Regions Financial Corp.	12,330	124,163
Signature Bank *	93	11,278
SunTrust Banks, Inc.	4,337	170,401
Susquehanna Bancshares, Inc.	777	10,233
SVB Financial Group *	111	11,672
Synovus Financial Corp.	1,121	28,967
TCF Financial Corp.	1,554	24,118
The PNC Financial Services Group, Inc.	3,330	291,275
Trustmark Corp.	444	10,363
U.S. Bancorp	10,672	471,702
UMB Financial Corp.	111	6,159
Umpqua Holdings Corp.	555	9,429
United Bankshares, Inc.	333	11,622
Valley National Bancorp	1,554	15,136
Washington Federal, Inc.	666	14,412
Webster Financial Corp.	444	13,973
Wells Fargo & Co.	28,441	1,549,466
Westamerica Bancorp	222	10,789

 1

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Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wintrust Financial Corp.	111	4,961
Zions Bancorp	1,776	49,835

		9,121,715

Capital Goods 7.8%
3M Co.	4,349	696,231
A.O. Smith Corp.	333	17,959
AAR Corp.	666	17,070
Actuant Corp., Class A	444	13,036
Acuity Brands, Inc.	222	30,680
AECOM Technology Corp. *	2,661	85,179
Aegion Corp. *	333	6,344
AGCO Corp.	1,250	52,737
Air Lease Corp.	22	837
Aircastle Ltd.	777	16,084
Albany International Corp., Class A	333	12,444
Allegion plc	348	18,740
Alliant Techsystems, Inc.	333	37,855
Allison Transmission Holdings, Inc.	111	3,651
American Science & Engineering, Inc.	13	635
AMETEK, Inc.	666	33,939
Apogee Enterprises, Inc.	333	15,062
Applied Industrial Technologies, Inc.	444	20,819
Armstrong World Industries, Inc. *	579	29,008
Astec Industries, Inc.	222	8,718
AZZ, Inc.	19	851
B/E Aerospace, Inc. *	333	25,931
Barnes Group, Inc.	444	16,308
Beacon Roofing Supply, Inc. *	333	9,018
Briggs & Stratton Corp.	777	15,579
Carlisle Cos., Inc.	444	39,694
Caterpillar, Inc.	4,836	486,502
Chart Industries, Inc. *	36	1,430
Chicago Bridge & Iron Co. N.V.	444	22,213
CIRCOR International, Inc.	111	7,431
CLARCOR, Inc.	333	21,941
Colfax Corp. *	11	567
Comfort Systems USA, Inc.	111	1,595
Crane Co.	333	19,657
Cubic Corp.	299	15,384
Cummins, Inc.	1,285	187,122
Curtiss-Wright Corp.	444	31,480
Danaher Corp.	2,144	179,153
Deere & Co.	3,504	303,516
DigitalGlobe, Inc. *	333	8,994
Donaldson Co., Inc.	666	25,974
Dover Corp.	1,332	102,551
Dycom Industries, Inc. *	666	20,373
Eaton Corp. plc	2,390	162,114
EMCOR Group, Inc.	888	38,495
Emerson Electric Co.	6,636	423,045
Encore Wire Corp.	333	12,211
EnerSys	333	20,223
Engility Holdings, Inc. *	111	4,668
EnPro Industries, Inc. *	111	7,162
ESCO Technologies, Inc.	111	3,998
Esterline Technologies Corp. *	222	26,380
Exelis, Inc.	3,335	59,830
Fastenal Co.	1,221	55,189
Flowserve Corp.	932	54,867
Fluor Corp.	2,442	151,380
Fortune Brands Home & Security, Inc.	561	25,200
Franklin Electric Co., Inc.	222	8,338
GATX Corp.	555	34,377
Generac Holdings, Inc. *	111	4,815
General Cable Corp.	1,998	27,492
General Dynamics Corp.	3,445	500,765
General Electric Co.	75,616	2,003,068
Graco, Inc.	333	26,673
GrafTech International Ltd. *	1,221	4,982
Granite Construction, Inc.	666	23,876
Griffon Corp.	111	1,382
H&E Equipment Services, Inc.	333	11,655
Harsco Corp.	1,554	30,085
HEICO Corp.	113	5,990
Hexcel Corp. *	333	14,416
Hillenbrand, Inc.	444	14,279
Honeywell International, Inc.	4,139	410,051
Hubbell, Inc., Class B	333	35,564
Huntington Ingalls Industries, Inc.	287	31,274
Hyster-Yale Materials Handling, Inc.	10	734
IDEX Corp.	333	25,578
Illinois Tool Works, Inc.	2,886	273,968
Ingersoll-Rand plc	2,664	167,992
ITT Corp.	1,087	45,002
Jacobs Engineering Group, Inc. *	1,554	72,183
Joy Global, Inc.	1,015	49,776
Kaman Corp.	222	8,733
KBR, Inc.	3,522	59,310
Kennametal, Inc.	555	20,435
L-3 Communications Holdings, Inc.	1,925	239,855
Layne Christensen Co. *	999	7,093
Lennox International, Inc.	555	51,987
Lincoln Electric Holdings, Inc.	555	39,982
Lindsay Corp. (f)	10	879
Lockheed Martin Corp.	2,557	489,819
Masco Corp.	3,003	72,673
Masonite International Corp. *	111	6,506
MasTec, Inc. *	222	5,350
Meritor, Inc. *	1,554	21,880
Moog, Inc., Class A *	333	24,236
MRC Global, Inc. *	1,011	20,432
MSC Industrial Direct Co., Inc., Class A	352	27,340
Mueller Industries, Inc.	666	21,851
Mueller Water Products, Inc., Class A	1,776	16,854
MYR Group, Inc. *	111	2,880
Navistar International Corp. *	371	13,282
Nordson Corp.	222	17,349
Northrop Grumman Corp.	3,617	509,744
Orbital Sciences Corp. *	666	18,129
Oshkosh Corp.	1,110	50,394
Owens Corning	1,332	46,407
PACCAR, Inc.	2,448	164,065
Pall Corp.	580	55,744
Parker-Hannifin Corp.	1,462	188,642
Pentair plc	577	37,338
Polypore International, Inc. *	159	8,182
Precision Castparts Corp.	507	120,615
Quanex Building Products Corp.	444	8,782
Quanta Services, Inc. *	1,443	44,011
Raven Industries, Inc.	222	4,995

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 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Raytheon Co.	3,891	415,170
RBC Bearings, Inc.	13	827
Regal-Beloit Corp.	333	24,083
Rexnord Corp. *	111	3,058
Rockwell Automation, Inc.	666	76,863
Rockwell Collins, Inc.	1,110	94,938
Roper Industries, Inc.	333	52,554
Rush Enterprises, Inc., Class A *	444	15,576
Simpson Manufacturing Co., Inc.	333	11,056
Snap-on, Inc.	333	45,065
Spirit AeroSystems Holdings, Inc., Class A *	1,110	47,852
SPX Corp.	522	46,818
Standex International Corp.	11	803
Stanley Black & Decker, Inc.	1,015	95,857
TAL International Group, Inc. *	222	9,810
Teledyne Technologies, Inc. *	222	23,734
Tennant Co.	111	7,487
Terex Corp.	1,110	31,857
Textron, Inc.	2,664	115,404
The Babcock & Wilcox Co.	555	16,445
The Boeing Co.	3,047	409,395
The Greenbrier Cos., Inc. (f)	222	12,317
The Manitowoc Co., Inc.	999	20,120
The Middleby Corp. *	120	11,477
The Timken Co.	777	33,248
The Toro Co.	444	29,162
Titan International, Inc.	222	2,198
TransDigm Group, Inc.	222	43,909
TriMas Corp. *	111	3,455
Trinity Industries, Inc.	931	29,848
Triumph Group, Inc.	390	26,543
Tutor Perini Corp. *	912	23,028
United Rentals, Inc. *	522	59,148
United Technologies Corp.	7,291	802,593
Universal Forest Products, Inc.	555	26,496
Valmont Industries, Inc. (f)	111	15,009
W.W. Grainger, Inc.	409	100,483
WABCO Holdings, Inc. *	333	34,172
Wabtec Corp.	333	29,467
Watsco, Inc.	222	22,533
Watts Water Technologies, Inc., Class A	222	13,422
WESCO International, Inc. *	555	45,726
Woodward, Inc.	333	17,209
Xylem, Inc.	1,221	46,813

		12,948,171

Commercial & Professional Services 1.2%
ABM Industries, Inc.	999	27,063
ACCO Brands Corp. *	222	1,945
Brady Corp., Class A	579	14,475
Cintas Corp.	1,110	81,196
Clean Harbors, Inc. *	222	10,378
Copart, Inc. *	700	25,438
Covanta Holding Corp.	888	22,262
Deluxe Corp.	444	25,952
Equifax, Inc.	666	52,980
FTI Consulting, Inc. *	559	21,672
G&K Services, Inc., Class A	222	14,452
Healthcare Services Group, Inc.	333	10,043
Herman Miller, Inc.	666	20,240
HNI Corp.	666	31,262
Huron Consulting Group, Inc. *	111	7,677
ICF International, Inc. *	222	8,609
IHS, Inc., Class A *	111	13,593
Insperity, Inc.	333	10,872
Interface, Inc.	333	5,035
KAR Auction Services, Inc.	446	15,454
Kelly Services, Inc., Class A	1,221	18,852
Kforce, Inc.	444	10,363
Kimball International, Inc., Class B	222	2,085
Knoll, Inc.	444	8,227
Korn/Ferry International *	444	12,055
Manpowergroup, Inc.	1,584	105,906
Matthews International Corp., Class A	333	15,341
McGrath RentCorp	222	7,828
Mobile Mini, Inc.	111	4,605
MSA Safety, Inc.	222	12,194
Navigant Consulting, Inc. *	777	10,878
Nielsen N.V.	924	38,595
On Assignment, Inc. *	111	3,411
Pitney Bowes, Inc.	3,451	84,964
Quad/Graphics, Inc.	605	13,135
R.R. Donnelley & Sons Co.	6,050	101,882
Republic Services, Inc.	2,785	110,314
Resources Connection, Inc.	777	11,787
Robert Half International, Inc.	1,475	83,765
Rollins, Inc.	222	7,222
Steelcase, Inc., Class A	1,477	25,877
Stericycle, Inc. *	222	28,620
Team, Inc. *	111	4,508
Tetra Tech, Inc.	444	12,068
The ADT Corp.	1,804	63,032
The Brink’s Co.	888	19,270
The Corporate Executive Board Co.	222	16,253
The Dun & Bradstreet Corp.	444	56,366
Towers Watson & Co., Class A	222	25,077
TrueBlue, Inc. *	666	15,285
Tyco International plc	4,578	196,396
UniFirst Corp.	111	12,386
United Stationers, Inc.	795	32,643
Verisk Analytics, Inc., Class A *	514	31,858
Viad Corp.	333	8,002
Waste Connections, Inc.	444	20,961
Waste Management, Inc.	5,772	281,270
West Corp.	111	3,468

		1,937,347

Consumer Durables & Apparel 1.3%
Arctic Cat, Inc.	111	3,669
Brunswick Corp.	222	11,029
Callaway Golf Co.	1,443	10,693
Carter’s, Inc.	222	18,473
Coach, Inc.	3,357	124,612
Columbia Sportswear Co.	222	10,001
Crocs, Inc. *	444	5,896
D.R. Horton, Inc.	2,109	53,758
Deckers Outdoor Corp. *	222	21,472
Ethan Allen Interiors, Inc.	333	9,860
Fossil Group, Inc. *	337	37,650
G-III Apparel Group Ltd. *	111	9,822

 3

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Garmin Ltd.	1,110	63,603
Hanesbrands, Inc.	341	39,460
Harman International Industries, Inc.	449	48,730
Hasbro, Inc.	1,443	85,426
Helen of Troy Ltd. *	222	14,355
Iconix Brand Group, Inc. *	20	808
JAKKS Pacific, Inc. *(f)	666	4,902
Jarden Corp. *	1,165	51,413
KB Home	888	15,602
La-Z-Boy, Inc.	666	17,309
Leggett & Platt, Inc.	1,887	79,424
Lennar Corp., Class A	456	21,541
M.D.C Holdings, Inc.	222	5,841
Mattel, Inc.	2,710	85,500
Meritage Homes Corp. *	222	8,707
Michael Kors Holdings Ltd. *	262	20,098
Mohawk Industries, Inc. *	336	51,606
Newell Rubbermaid, Inc.	2,151	78,103
NIKE, Inc., Class B	4,329	429,826
NVR, Inc. *	50	62,933
Oxford Industries, Inc.	12	795
Polaris Industries, Inc.	222	34,790
PulteGroup, Inc.	1,332	28,811
PVH Corp.	222	28,225
Quiksilver, Inc. *(f)	1,554	3,170
Ralph Lauren Corp.	450	83,205
Skechers U.S.A., Inc., Class A *	343	21,064
Steven Madden Ltd. *	115	3,921
Sturm Ruger & Co., Inc. (f)	14	533
Tempur Sealy International, Inc. *	555	31,663
Toll Brothers, Inc. *	666	23,303
Tupperware Brands Corp.	333	22,394
Under Armour, Inc., Class A *	222	16,093
VF Corp.	1,699	127,714
Whirlpool Corp.	898	167,181
Wolverine World Wide, Inc.	592	18,062

		2,113,046

Consumer Services 1.9%
Apollo Education Group, Inc. *	3,441	107,428
Aramark	111	3,374
Bob Evans Farms, Inc.	693	37,672
Boyd Gaming Corp. *	1,554	19,860
Brinker International, Inc.	953	53,683
Buffalo Wild Wings, Inc. *	80	13,617
Burger King Worldwide, Inc.	360	13,082
Capella Education Co.	111	7,568
Career Education Corp. *	4,662	27,319
Carnival Corp.	3,330	147,053
Chipotle Mexican Grill, Inc. *	57	37,826
Choice Hotels International, Inc.	334	18,507
Churchill Downs, Inc.	9	867
Cracker Barrel Old Country Store, Inc.	115	14,721
Darden Restaurants, Inc.	1,891	107,768
DeVry Education Group, Inc.	666	32,541
DineEquity, Inc.	111	11,026
Domino’s Pizza, Inc.	444	41,669
Dunkin’ Brands Group, Inc.	111	5,367
Graham Holdings Co., Class B	55	48,812
H&R Block, Inc.	1,776	59,745
Hilton Worldwide Holdings, Inc. *	111	2,910
Houghton Mifflin Harcourt Co. *	111	2,133
Hyatt Hotels Corp., Class A *	222	13,083
International Game Technology	3,108	52,929
International Speedway Corp., Class A	333	10,416
ITT Educational Services, Inc. *(f)	2,331	19,371
Jack in the Box, Inc.	416	30,992
Las Vegas Sands Corp.	777	49,487
Life Time Fitness, Inc. *	222	12,294
Marriott International, Inc., Class A	1,198	94,390
Marriott Vacations Worldwide Corp.	287	21,097
McDonald’s Corp.	9,233	893,847
MGM Resorts International *	1,998	45,574
Norwegian Cruise Line Holdings Ltd. *	225	9,875
Panera Bread Co., Class A *	175	29,295
Papa John’s International, Inc.	222	11,717
Penn National Gaming, Inc. *	1,229	17,452
Pinnacle Entertainment, Inc. *	444	11,051
Red Robin Gourmet Burgers, Inc. *	222	14,952
Regis Corp. *	1,110	18,359
Royal Caribbean Cruises Ltd.	1,195	88,119
Ruby Tuesday, Inc. *	1,665	13,886
Scientific Games Corp., Class A *	111	1,681
SeaWorld Entertainment, Inc.	597	9,964
Service Corp. International	1,998	45,155
Six Flags Entertainment Corp.	222	9,024
Sonic Corp.	688	18,707
Sotheby’s	333	13,457
Starbucks Corp.	2,220	180,286
Starwood Hotels & Resorts Worldwide, Inc.	1,134	89,586
Steiner Leisure Ltd. *	111	4,914
Strayer Education, Inc. *	444	33,606
Texas Roadhouse, Inc.	444	14,679
The Cheesecake Factory, Inc.	555	26,879
The Wendy’s Co.	3,108	27,102
Vail Resorts, Inc.	222	19,456
Weight Watchers International, Inc. *(f)	874	25,346
Wyndham Worldwide Corp.	1,172	97,698
Wynn Resorts Ltd.	444	79,303
Yum! Brands, Inc.	2,808	216,918

		3,186,495

Diversified Financials 3.2%
Affiliated Managers Group, Inc. *	111	22,598
Ally Financial, Inc. *	1,470	34,957
American Express Co.	5,168	477,627
Ameriprise Financial, Inc.	1,017	134,010
Berkshire Hathaway, Inc., Class B *	8,127	1,208,404
BGC Partners, Inc., Class A	222	1,934
BlackRock, Inc.	388	139,323
Capital One Financial Corp.	4,158	345,946
Cash America International, Inc.	337	8,226
CBOE Holdings, Inc.	337	20,190
CME Group, Inc.	1,381	116,888
Discover Financial Services	2,331	152,797
E*TRADE Financial Corp. *	1,443	32,915
Eaton Vance Corp.	801	33,474
Ezcorp, Inc., Class A *	677	7,372
Federated Investors, Inc., Class B	1,221	38,388
First Cash Financial Services, Inc. *	123	7,107
Franklin Resources, Inc.	2,825	160,629

4

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Greenhill & Co., Inc.	222	9,839
Intercontinental Exchange, Inc.	131	29,605
Invesco Ltd.	2,034	82,092
Investment Technology Group, Inc. *	777	15,346
Janus Capital Group, Inc.	1,943	30,544
Lazard Ltd., Class A	333	17,156
Legg Mason, Inc.	1,475	83,706
Leucadia National Corp.	1,443	33,377
LPL Financial Holdings, Inc.	337	14,380
McGraw Hill Financial, Inc.	1,998	186,733
Moody’s Corp.	745	75,252
Morgan Stanley	6,771	238,204
MSCI, Inc.	555	26,840
Nelnet, Inc., Class A	327	14,990
Northern Trust Corp.	1,332	90,216
PHH Corp. *	1,665	38,561
PRA Group, Inc. *	111	6,496
Raymond James Financial, Inc.	444	24,997
Santander Consumer USA Holdings, Inc.	222	4,127
SEI Investments Co.	888	35,191
SLM Corp.	2,331	22,564
State Street Corp.	2,032	155,915
Stifel Financial Corp. *	111	5,387
T. Rowe Price Group, Inc.	1,354	113,018
TD Ameritrade Holding Corp.	895	30,976
The Bank of New York Mellon Corp.	5,772	231,053
The Charles Schwab Corp. (a)	3,693	104,586
The Goldman Sachs Group, Inc.	3,263	614,782
The NASDAQ OMX Group, Inc.	893	40,105
Waddell & Reed Financial, Inc., Class A	444	21,347
World Acceptance Corp. *(f)	111	8,473

		5,348,643

Energy 12.2%
Alon USA Energy, Inc.	902	12,592
Alpha Natural Resources, Inc. *(f)	10,323	21,472
Anadarko Petroleum Corp.	2,921	231,197
Apache Corp.	3,521	225,661
Arch Coal, Inc. (f)	8,877	19,707
Atwood Oceanics, Inc. *	222	7,124
Baker Hughes, Inc.	3,897	222,129
Basic Energy Services, Inc. *	444	3,965
Bill Barrett Corp. *	444	4,498
Bristow Group, Inc.	222	14,230
C&J Energy Services, Inc. *	26	394
Cabot Oil & Gas Corp.	666	22,005
Cameron International Corp. *	1,381	70,818
CARBO Ceramics, Inc. (f)	111	4,222
Chesapeake Energy Corp.	6,785	137,464
Chevron Corp.	30,996	3,374,535
Cimarex Energy Co.	344	36,103
Cloud Peak Energy, Inc. *	1,477	17,237
Comstock Resources, Inc.	444	3,934
Concho Resources, Inc. *	222	21,146
ConocoPhillips	31,376	2,073,012
CONSOL Energy, Inc.	1,746	68,321
Continental Resources, Inc. *	10	410
CVR Energy, Inc. (f)	18	838
Delek US Holdings, Inc.	810	24,219
Denbury Resources, Inc.	2,781	22,971
Devon Energy Corp.	4,662	274,918
Diamond Offshore Drilling, Inc. (f)	1,597	46,904
Dresser-Rand Group, Inc. *	563	45,665
Dril-Quip, Inc. *	111	8,852
Energen Corp.	555	33,145
Energy XXI Ltd. (f)	444	1,780
EOG Resources, Inc.	1,776	154,015
EQT Corp.	444	40,395
EXCO Resources, Inc. (f)	1,332	3,916
Exterran Holdings, Inc.	683	22,881
Exxon Mobil Corp.	71,569	6,479,857
FMC Technologies, Inc. *	1,086	51,878
Forest Oil Corp. *	6,439	3,670
Forum Energy Technologies, Inc. *	23	552
Frontline Ltd. *	2,109	2,615
Golar LNG Ltd.	14	581
Green Plains, Inc.	360	10,804
Gulfmark Offshore, Inc., Class A	111	2,892
Halliburton Co.	5,596	236,151
Helix Energy Solutions Group, Inc. *	1,110	25,386
Helmerich & Payne, Inc.	555	38,600
Hercules Offshore, Inc. *(f)	1,554	1,927
Hess Corp.	4,351	317,318
HollyFrontier Corp.	2,236	91,274
Hornbeck Offshore Services, Inc. *	136	3,609
ION Geophysical Corp. *	1,568	3,873
Key Energy Services, Inc. *	1,332	2,504
Kinder Morgan, Inc.	3,127	129,301
Marathon Oil Corp.	13,286	384,231
Marathon Petroleum Corp.	4,343	391,261
Matrix Service Co. *	333	7,033
McDermott International, Inc. *	5,217	18,520
Murphy Oil Corp.	4,534	219,536
Nabors Industries Ltd.	4,470	58,646
National Oilwell Varco, Inc.	3,143	210,707
Newfield Exploration Co. *	1,776	48,361
Newpark Resources, Inc. *	666	6,973
Noble Energy, Inc.	1,332	65,508
Nordic American Tankers Ltd. (f)	888	7,956
North Atlantic Drilling Ltd. (f)	1,807	4,391
Occidental Petroleum Corp.	6,947	554,162
Oceaneering International, Inc.	444	27,843
Oil States International, Inc. *	509	25,374
ONEOK, Inc.	1,336	72,358
Parker Drilling Co. *	1,998	7,093
Patterson-UTI Energy, Inc.	1,676	29,648
PBF Energy, Inc., Class A	111	3,137
PDC Energy, Inc. *	111	3,276
Peabody Energy Corp.	6,251	63,198
Penn Virginia Corp. *	1,244	6,382
Phillips 66	13,854	1,011,619
Pioneer Energy Services Corp. *	777	4,693
Pioneer Natural Resources Co.	227	32,513
QEP Resources, Inc.	2,012	41,125
Quicksilver Resources, Inc. *(f)	3,108	936
Range Resources Corp.	333	21,861
Rosetta Resources, Inc. *	111	3,266
Rowan Cos. plc, Class A	666	14,499
RPC, Inc.	111	1,475
SandRidge Energy, Inc. *(f)	1,887	5,302
Schlumberger Ltd.	6,891	592,281

 5

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SEACOR Holdings, Inc. *	444	31,586
Seadrill Ltd. (f)	3,181	46,633
SemGroup Corp., Class A	444	32,852
Ship Finance International Ltd.	444	7,370
SM Energy Co.	351	15,251
Southwestern Energy Co. *	1,221	39,292
Spectra Energy Corp.	4,128	156,369
Stone Energy Corp. *	555	8,769
Superior Energy Services, Inc.	1,110	21,434
Swift Energy Co. *(f)	1,803	8,114
Targa Resources Corp.	222	25,339
Teekay Corp.	444	22,076
Tesoro Corp.	2,708	207,487
TETRA Technologies, Inc. *	1,221	7,753
The Williams Cos., Inc.	3,617	187,180
Tidewater, Inc.	569	17,588
Ultra Petroleum Corp. *(f)	666	13,220
Unit Corp. *	454	17,352
Valero Energy Corp.	13,835	672,519
W&T Offshore, Inc.	555	4,179
Western Refining, Inc.	777	31,942
Whiting Petroleum Corp. *	444	18,546
World Fuel Services Corp.	2,779	125,833
WPX Energy, Inc. *	3,774	51,213

		20,390,528

Food & Staples Retailing 4.2%
Casey’s General Stores, Inc.	555	46,465
Costco Wholesale Corp.	5,296	752,667
CVS Health Corp.	16,337	1,492,548
Ingles Markets, Inc., Class A	412	11,182
PriceSmart, Inc.	111	10,763
Rite Aid Corp. *	2,678	14,675
Roundy’s, Inc. *	1,036	4,175
Safeway, Inc.	8,712	303,526
SpartanNash Co.	575	13,415
SUPERVALU, Inc. *	9,324	87,273
Sysco Corp.	9,102	366,447
The Andersons, Inc.	270	14,591
The Fresh Market, Inc. *	150	6,144
The Kroger Co.	8,991	538,021
The Pantry, Inc. *	1,594	42,321
United Natural Foods, Inc. *	620	46,618
Wal-Mart Stores, Inc.	27,639	2,419,518
Walgreen Co.	11,132	763,766
Whole Foods Market, Inc.	2,376	116,495

		7,050,610

Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	15,944	801,345
Archer-Daniels-Midland Co.	12,018	633,108
B&G Foods, Inc.	229	6,554
Brown-Forman Corp., Class B	666	64,635
Bunge Ltd.	4,127	374,608
Cal-Maine Foods, Inc. (f)	222	9,297
Campbell Soup Co.	1,998	90,469
Chiquita Brands International, Inc. *	2,109	30,496
Coca-Cola Enterprises, Inc.	3,027	133,006
ConAgra Foods, Inc.	5,661	206,740
Constellation Brands, Inc., Class A *	569	54,852
Darling Ingredients, Inc. *	333	6,194
Dean Foods Co.	3,453	58,874
Dr. Pepper Snapple Group, Inc.	1,887	139,638
Flowers Foods, Inc.	1,221	23,810
Fresh Del Monte Produce, Inc.	777	26,232
General Mills, Inc.	4,866	256,681
Hormel Foods Corp.	999	53,027
Ingredion, Inc.	676	56,263
J&J Snack Foods Corp.	111	11,661
Kellogg Co.	2,145	142,106
Keurig Green Mountain, Inc.	222	31,555
Kraft Foods Group, Inc.	4,362	262,462
Lancaster Colony Corp.	222	20,846
Lorillard, Inc.	3,108	196,239
McCormick & Co., Inc. Non-Voting Shares	777	57,754
Mead Johnson Nutrition Co.	444	46,105
Molson Coors Brewing Co., Class B	999	77,273
Mondelez International, Inc., Class A	15,733	616,734
Monster Beverage Corp. *	341	38,243
PepsiCo, Inc.	11,633	1,164,463
Philip Morris International, Inc.	13,849	1,203,894
Pilgrim’s Pride Corp. *(f)	666	21,512
Pinnacle Foods, Inc.	26	885
Post Holdings, Inc. *	444	17,760
Reynolds American, Inc.	2,630	173,343
Sanderson Farms, Inc. (f)	333	28,908
Seaboard Corp. *	4	13,800
Snyder’s-Lance, Inc.	333	10,083
The Coca-Cola Co.	22,996	1,030,911
The Hain Celestial Group, Inc. *	111	12,567
The Hershey Co.	555	55,655
The J.M. Smucker Co.	1,046	107,288
The WhiteWave Foods Co. *	666	24,396
TreeHouse Foods, Inc. *	222	17,971
Tyson Foods, Inc., Class A	4,807	203,528
Universal Corp.	632	25,274
Vector Group Ltd.	464	10,092

		8,649,137

Health Care Equipment & Services 6.1%
Abbott Laboratories	12,719	566,123
Aetna, Inc.	4,907	428,087
Air Methods Corp. *	16	710
Alere, Inc. *	555	22,139
Align Technology, Inc. *	16	910
Allscripts Healthcare Solutions, Inc. *	1,110	13,342
Amedisys, Inc. *	999	25,395
AmerisourceBergen Corp.	3,584	326,323
Amsurg Corp. *	222	11,449
Analogic Corp.	111	8,085
Baxter International, Inc.	4,625	337,625
Becton Dickinson & Co.	1,868	262,136
BioScrip, Inc. *	222	1,439
Boston Scientific Corp. *	9,779	125,856
Brookdale Senior Living, Inc. *	555	19,658
C.R. Bard, Inc.	666	111,455
Cardinal Health, Inc.	5,483	450,648
CareFusion Corp. *	1,332	78,814
Catamaran Corp. *	555	28,272
Centene Corp. *	444	43,854

6

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cerner Corp. *	444	28,594
Chemed Corp.	222	24,444
Cigna Corp.	1,333	137,152
Community Health Systems, Inc. *	1,998	94,066
CONMED Corp.	222	9,420
Covidien plc	2,683	270,983
DaVita HealthCare Partners, Inc. *	1,110	84,948
DENTSPLY International, Inc.	777	42,720
Edwards Lifesciences Corp. *	359	46,555
Envision Healthcare Holdings, Inc. *	22	778
Express Scripts Holding Co. *	3,834	318,797
Gentiva Health Services, Inc. *	698	13,548
Greatbatch, Inc. *	222	11,005
Haemonetics Corp. *	222	8,199
Hanger, Inc. *	111	2,381
HCA Holdings, Inc. *	5,132	357,649
Health Net, Inc. *	2,751	141,346
HealthSouth Corp.	333	13,696
Healthways, Inc. *	555	8,647
Henry Schein, Inc. *	567	77,792
Hill-Rom Holdings, Inc.	666	30,476
Hologic, Inc. *	888	23,798
Humana, Inc.	2,262	312,088
IDEXX Laboratories, Inc. *	222	33,156
Integra LifeSciences Holdings Corp. *	111	5,466
Intuitive Surgical, Inc. *	68	35,208
Invacare Corp.	1,332	20,153
Kindred Healthcare, Inc.	1,672	33,256
Laboratory Corp. of America Holdings *	677	70,841
LifePoint Hospitals, Inc. *	666	46,081
Magellan Health, Inc. *	703	43,017
Masimo Corp. *	222	5,828
McKesson Corp.	2,775	584,859
MEDNAX, Inc. *	444	29,064
Medtronic, Inc.	7,660	565,844
Molina Healthcare, Inc. *	444	22,697
MWI Veterinary Supply, Inc. *	81	13,237
Omnicare, Inc.	1,149	80,798
Orthofix International N.V. *	24	670
Owens & Minor, Inc.	1,443	49,365
Patterson Cos., Inc.	999	48,132
PharMerica Corp. *	777	16,946
Quality Systems, Inc.	111	1,635
Quest Diagnostics, Inc.	2,331	152,238
ResMed, Inc. (f)	666	35,431
Select Medical Holdings Corp.	1,231	17,763
Sirona Dental Systems, Inc. *	111	9,589
St. Jude Medical, Inc.	2,153	146,318
STERIS Corp.	555	35,381
Stryker Corp.	2,109	195,947
Team Health Holdings, Inc. *	17	972
Teleflex, Inc.	333	39,677
Tenet Healthcare Corp. *	1,224	58,813
The Cooper Cos., Inc.	111	18,748
The Ensign Group, Inc.	27	1,064
Thoratec Corp. *	111	3,462
Triple-S Management Corp., Class B *	222	5,133
UnitedHealth Group, Inc.	12,946	1,276,864
Universal Health Services, Inc., Class B	523	54,716
Varian Medical Systems, Inc. *	666	58,948
VCA, Inc. *	666	31,522
WellCare Health Plans, Inc. *	562	41,442
WellPoint, Inc.	8,468	1,083,142
West Pharmaceutical Services, Inc.	444	23,092
Zimmer Holdings, Inc.	1,665	186,963

		10,104,880

Household & Personal Products 2.1%
Avon Products, Inc.	6,593	64,479
Church & Dwight Co., Inc.	713	54,694
Colgate-Palmolive Co.	5,464	380,240
Elizabeth Arden, Inc. *	224	3,893
Energizer Holdings, Inc.	444	57,729
Herbalife Ltd. (f)	923	39,920
Kimberly-Clark Corp.	2,683	312,811
Nu Skin Enterprises, Inc., Class A (f)	333	13,919
Spectrum Brands Holdings, Inc.	111	10,209
The Clorox Co.	934	94,913
The Estee Lauder Cos., Inc., Class A	941	69,766
The Procter & Gamble Co.	26,113	2,361,399
WD-40 Co.	111	8,447

		3,472,419

Insurance 3.4%
ACE Ltd.	1,920	219,533
Aflac, Inc.	3,296	196,870
Alleghany Corp. *	57	26,023
Allied World Assurance Co. Holdings AG	1,017	38,341
American Equity Investment Life Holding Co.	456	12,312
American Financial Group, Inc.	888	53,626
American International Group, Inc.	6,362	348,638
Aon plc	1,358	125,601
Arch Capital Group Ltd. *	1,243	71,249
Argo Group International Holdings Ltd.	228	12,868
Arthur J. Gallagher & Co.	666	31,935
Aspen Insurance Holdings Ltd.	888	39,276
Assurant, Inc.	1,358	91,787
Assured Guaranty Ltd.	674	17,228
Axis Capital Holdings Ltd.	1,467	73,423
Brown & Brown, Inc.	555	17,871
Cincinnati Financial Corp.	1,356	69,088
CNO Financial Group, Inc.	1,927	33,414
Employers Holdings, Inc.	111	2,251
Endurance Specialty Holdings Ltd.	682	40,224
Everest Re Group Ltd.	386	67,701
First American Financial Corp.	999	31,978
FNF Group	2,153	69,757
Genworth Financial, Inc., Class A *	4,699	42,714
HCC Insurance Holdings, Inc.	902	47,869
Horace Mann Educators Corp.	333	10,423
Infinity Property & Casualty Corp.	222	16,131
Kemper Corp.	793	27,961
Lincoln National Corp.	1,460	82,680
Loews Corp.	3,342	139,161
Markel Corp. *	35	24,387
Marsh & McLennan Cos., Inc.	2,942	166,488
Mercury General Corp.	333	18,368
MetLife, Inc.	4,684	260,477

 7

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Montpelier Re Holdings Ltd.	444	15,118
Old Republic International Corp.	2,038	30,835
PartnerRe Ltd.	680	79,227
Platinum Underwriters Holdings Ltd.	567	42,054
Primerica, Inc.	680	35,652
Principal Financial Group, Inc.	1,471	78,360
ProAssurance Corp.	333	15,015
Protective Life Corp.	680	47,403
Prudential Financial, Inc.	2,790	237,094
Reinsurance Group of America, Inc.	694	59,490
RenaissanceRe Holdings Ltd.	676	66,194
RLI Corp.	444	20,393
Safety Insurance Group, Inc.	111	6,607
Selective Insurance Group, Inc.	485	12,984
StanCorp Financial Group, Inc.	454	30,009
Stewart Information Services Corp.	224	7,950
Symetra Financial Corp.	444	10,061
The Allstate Corp.	4,381	298,565
The Chubb Corp.	3,568	367,682
The Hanover Insurance Group, Inc.	454	32,361
The Hartford Financial Services Group, Inc.	5,121	211,497
The Progressive Corp.	7,570	206,207
The Travelers Cos., Inc.	8,054	841,240
Torchmark Corp.	1,162	62,458
Unum Group	3,219	106,935
Validus Holdings Ltd.	789	32,744
W.R. Berkley Corp.	1,354	70,733
White Mountains Insurance Group Ltd.	91	57,673
XL Group plc	1,923	68,305

		5,678,499

Materials 3.9%
A. Schulman, Inc.	444	16,987
Air Products & Chemicals, Inc.	1,486	213,731
Airgas, Inc.	562	64,984
AK Steel Holding Corp. *	3,941	23,331
Albemarle Corp.	555	32,767
Alcoa, Inc.	18,586	321,352
Allegheny Technologies, Inc.	1,554	52,354
AptarGroup, Inc.	555	36,214
Ashland, Inc.	666	75,957
Avery Dennison Corp.	1,332	65,947
Axiall Corp.	333	14,412
Ball Corp.	1,554	104,227
Bemis Co., Inc.	1,110	44,333
Berry Plastics Group, Inc. *	111	3,212
Boise Cascade Co. *	111	3,962
Cabot Corp.	666	28,691
Calgon Carbon Corp. *	111	2,266
Carpenter Technology Corp.	333	16,790
Celanese Corp., Series A	999	60,010
Century Aluminum Co. *	1,110	30,692
CF Industries Holdings, Inc.	333	89,294
Chemtura Corp. *	888	20,690
Clearwater Paper Corp. *	111	7,355
Cliffs Natural Resources, Inc. (f)	3,491	31,838
Coeur Mining, Inc. *	999	4,106
Commercial Metals Co.	3,108	50,785
Compass Minerals International, Inc.	222	19,325
Crown Holdings, Inc. *	666	32,967
Cytec Industries, Inc.	908	43,675
Domtar Corp.	1,776	72,283
E.I. du Pont de Nemours & Co.	5,422	387,131
Eagle Materials, Inc.	222	18,291
Eastman Chemical Co.	1,126	93,368
Ecolab, Inc.	704	76,701
Ferro Corp. *	1,665	21,429
FMC Corp.	555	30,192
Freeport-McMoRan, Inc.	13,685	367,442
Globe Specialty Metals, Inc.	111	1,924
Graphic Packaging Holding Co. *	2,553	31,785
Greif, Inc., Class A	333	14,602
H.B. Fuller Co.	444	19,176
Hecla Mining Co.	3,712	8,760
Huntsman Corp.	2,220	56,654
Innophos Holdings, Inc.	222	12,006
Innospec, Inc.	111	4,758
International Flavors & Fragrances, Inc.	444	44,920
International Paper Co.	4,773	256,883
Intrepid Potash, Inc. *	111	1,584
Kaiser Aluminum Corp.	222	16,157
KapStone Paper & Packaging Corp. *	444	13,262
Koppers Holdings, Inc.	111	3,239
Kraton Performance Polymers, Inc. *	333	6,127
Louisiana-Pacific Corp. *	666	10,150
LSB Industries, Inc. *	21	695
LyondellBasell Industries N.V., Class A	3,559	280,663
Martin Marietta Materials, Inc.	333	39,973
Materion Corp.	222	7,719
MeadWestvaco Corp.	1,887	84,538
Minerals Technologies, Inc.	333	24,719
Monsanto Co.	2,334	279,870
Myers Industries, Inc.	444	7,224
NewMarket Corp.	47	18,505
Newmont Mining Corp.	8,621	158,626
Nucor Corp.	4,440	238,117
Olin Corp.	777	19,549
OM Group, Inc.	555	15,102
Owens-Illinois, Inc. *	1,887	48,383
P.H. Glatfelter Co.	555	14,053
Packaging Corp. of America	666	49,471
PolyOne Corp.	555	20,702
PPG Industries, Inc.	816	178,557
Praxair, Inc.	1,864	239,300
Quaker Chemical Corp.	11	896
Reliance Steel & Aluminum Co.	999	63,876
Resolute Forest Products, Inc. *	1,776	29,748
Rock-Tenn Co., Class A	666	37,836
Rockwood Holdings, Inc.	333	25,957
RPM International, Inc.	999	47,652
RTI International Metals, Inc. *	222	5,091
Schnitzer Steel Industries, Inc., Class A	999	22,777
Schweitzer-Mauduit International, Inc.	222	9,495
Sealed Air Corp.	1,776	70,205
Sensient Technologies Corp.	444	26,174
Sigma-Aldrich Corp.	667	91,112
Silgan Holdings, Inc.	444	22,404
Sonoco Products Co.	1,221	51,306
Southern Copper Corp.	1,814	54,329
Steel Dynamics, Inc.	3,330	75,058
Stepan Co.	111	4,595

8

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Stillwater Mining Co. *	555	7,287
SunCoke Energy, Inc.	555	11,283
The Dow Chemical Co.	9,602	467,329
The Mosaic Co.	3,864	176,855
The Scotts Miracle-Gro Co., Class A	444	27,097
The Sherwin-Williams Co.	341	83,497
The Valspar Corp.	555	46,570
Tredegar Corp.	333	6,107
Tronox Ltd., Class A	111	2,503
United States Steel Corp.	3,306	110,255
Vulcan Materials Co.	888	58,697
W.R. Grace & Co. *	111	10,664
Walter Energy, Inc. (f)	3,108	9,883
Westlake Chemical Corp.	222	14,119
Worthington Industries, Inc.	666	25,115

		6,502,616

Media 3.6%
AMC Networks, Inc., Class A *	111	7,199
Cablevision Systems Corp., Class A	3,996	81,199
CBS Corp., Class B Non-Voting Shares	4,123	226,270
Central European Media Enterprises Ltd., Class A *(f)	555	1,571
Charter Communications, Inc., Class A *	555	94,183
Cinemark Holdings, Inc.	1,113	40,413
Comcast Corp., Class A	14,763	842,082
Dex Media, Inc. *(f)	3,365	28,804
DIRECTV *	6,587	577,746
Discovery Communications, Inc., Class A *	1,698	59,260
Discovery Communications, Inc., Class C *	1,712	58,225
DISH Network Corp., Class A *	1,221	96,960
DreamWorks Animation SKG, Inc., Class A *	448	10,680
Gannett Co., Inc.	3,112	101,296
John Wiley & Sons, Inc., Class A	333	19,887
Lamar Advertising Co., Class A	666	35,491
Liberty Media Corp., Class A *	250	9,192
Liberty Media Corp., Class C *	273	9,973
Lions Gate Entertainment Corp.	222	7,526
Live Nation Entertainment, Inc. *	1,110	29,748
Loral Space & Communications, Inc. *	132	10,361
Meredith Corp.	361	19,054
Morningstar, Inc.	12	801
National CineMedia, Inc.	333	4,715
News Corp., Class A *	2,823	43,813
Omnicom Group, Inc.	2,331	180,116
Regal Entertainment Group, Class A	1,110	25,630
Scholastic Corp.	666	23,643
Scripps Networks Interactive, Inc., Class A	394	30,799
Sinclair Broadcast Group, Inc., Class A (f)	245	7,144
Sirius XM Holdings, Inc. *	2,670	9,692
The Interpublic Group of Cos., Inc.	3,175	64,421
The Madison Square Garden Co., Class A *	222	16,215
The New York Times Co., Class A	1,887	23,946
The Walt Disney Co.	10,623	982,734
Thomson Reuters Corp. (f)	3,552	140,659
Time Warner Cable, Inc.	2,601	388,277
Time Warner, Inc.	10,357	881,588
Twenty-First Century Fox, Inc., Class A	11,116	409,069
Viacom, Inc., Class B	4,153	314,091

		5,914,473

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie, Inc.	5,617	388,696
Actavis plc *	477	129,081
Agilent Technologies, Inc.	1,912	81,719
Alexion Pharmaceuticals, Inc. *	111	21,634
Allergan, Inc.	697	149,081
Amgen, Inc.	5,883	972,519
Bio-Rad Laboratories, Inc., Class A *	111	13,186
Bio-Techne Corp.	111	10,169
Biogen Idec, Inc. *	368	113,230
Bristol-Myers Squibb Co.	10,528	621,679
Bruker Corp. *	111	2,129
Celgene Corp. *	1,335	151,776
Charles River Laboratories International, Inc. *	555	35,936
Covance, Inc. *	444	45,563
Cubist Pharmaceuticals, Inc. *	111	8,415
Eli Lilly & Co.	8,466	576,704
Endo International plc *	569	41,634
Gilead Sciences, Inc. *	3,754	376,601
Hospira, Inc. *	1,110	66,200
Illumina, Inc. *	115	21,952
Impax Laboratories, Inc. *	333	10,639
Johnson & Johnson	17,762	1,922,737
Mallinckrodt plc *	290	26,744
Merck & Co., Inc.	18,168	1,097,347
Mettler-Toledo International, Inc. *	160	46,922
Mylan, Inc. *	1,554	91,080
Myriad Genetics, Inc. *(f)	111	3,722
PAREXEL International Corp. *	222	12,989
PDL BioPharma, Inc. (f)	1,332	11,002
PerkinElmer, Inc.	777	35,330
Perrigo Co., plc	222	35,562
Pfizer, Inc.	59,111	1,841,308
QIAGEN N.V. *	666	15,937
Quintiles Transnational Holdings, Inc. *	16	925
Thermo Fisher Scientific, Inc.	1,556	201,175
United Therapeutics Corp. *	111	14,715
Waters Corp. *	444	51,460
Zoetis, Inc.	1,315	59,083

		9,306,581

Real Estate 2.0%
AG Mortgage Investment Trust, Inc.	111	2,192
Alexandria Real Estate Equities, Inc.	374	32,134
American Campus Communities, Inc.	335	13,400
American Capital Agency Corp.	888	20,491
American Capital Mortgage Investment Corp.	111	2,228
American Tower Corp.	686	72,037
Annaly Capital Management, Inc.	13,563	156,246
Anworth Mortgage Asset Corp.	1,110	5,994

 9

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Apartment Investment & Management Co., Class A	1,332	49,617
Ashford Hospitality Trust, Inc.	224	2,348
AvalonBay Communities, Inc.	333	53,543
BioMed Realty Trust, Inc.	1,129	24,217
Boston Properties, Inc.	567	73,506
Brandywine Realty Trust	1,221	18,877
Camden Property Trust	333	25,534
Capstead Mortgage Corp.	666	8,665
CBL & Associates Properties, Inc.	1,183	23,009
CBRE Group, Inc., Class A *	999	33,706
Chimera Investment Corp.	4,884	16,508
Columbia Property Trust, Inc.	703	17,716
Corporate Office Properties Trust	894	25,130
Corrections Corp. of America	900	32,625
Cousins Properties, Inc.	666	8,152
Crown Castle International Corp.	708	58,828
CYS Investments, Inc.	1,041	9,608
DCT Industrial Trust, Inc.	304	10,367
DDR Corp.	1,110	20,346
DiamondRock Hospitality Co.	1,110	16,572
Digital Realty Trust, Inc.	555	39,000
Douglas Emmett, Inc.	444	12,361
Duke Realty Corp.	1,776	34,525
EastGroup Properties, Inc.	111	7,461
EPR Properties	222	12,430
Equity Commonwealth	1,110	28,227
Equity LifeStyle Properties, Inc.	111	5,507
Equity One, Inc.	111	2,690
Equity Residential	1,469	104,064
Essex Property Trust, Inc.	148	29,957
Extra Space Storage, Inc.	222	13,158
Federal Realty Investment Trust	222	29,450
Franklin Street Properties Corp.	111	1,334
General Growth Properties, Inc.	1,689	45,198
Glimcher Realty Trust	444	6,109
Government Properties Income Trust	111	2,522
Hatteras Financial Corp.	672	12,876
HCP, Inc.	1,866	83,597
Health Care REIT, Inc.	673	49,573
Healthcare Realty Trust, Inc.	333	8,795
Healthcare Trust of America, Inc., Class A	111	1,416
Hersha Hospitality Trust	222	1,645
Highwoods Properties, Inc.	555	23,954
Home Properties, Inc.	222	14,472
Hospitality Properties Trust	1,332	40,759
Host Hotels & Resorts, Inc.	3,774	87,708
Inland Real Estate Corp.	666	7,186
Invesco Mortgage Capital, Inc.	925	15,290
Investors Real Estate Trust	222	1,812
Iron Mountain, Inc.	1,915	72,789
iStar Financial, Inc. *	1,261	18,020
Jones Lang LaSalle, Inc.	334	48,650
Kilroy Realty Corp.	222	15,247
Kimco Realty Corp.	2,109	53,674
LaSalle Hotel Properties	444	17,924
Lexington Realty Trust	888	9,768
Liberty Property Trust	777	27,490
Mack-Cali Realty Corp.	1,221	23,468
Medical Properties Trust, Inc.	111	1,538
MFA Financial, Inc.	2,470	20,699
Mid-America Apartment Communities, Inc.	341	25,118
National Retail Properties, Inc.	337	12,985
NorthStar Realty Finance Corp.	444	8,112
Omega Healthcare Investors, Inc.	333	12,727
Pennsylvania Real Estate Investment Trust	444	10,376
PennyMac Mortgage Investment Trust	111	2,405
Piedmont Office Realty Trust, Inc., Class A	1,687	31,716
Plum Creek Timber Co., Inc.	1,396	58,185
Post Properties, Inc.	360	21,089
Potlatch Corp.	444	18,448
Prologis, Inc.	1,013	42,830
PS Business Parks, Inc.	111	9,034
Public Storage	444	83,308
Rayonier, Inc.	1,155	31,508
Realty Income Corp.	610	28,341
Redwood Trust, Inc.	666	13,020
Regency Centers Corp.	577	35,474
Retail Properties of America, Inc., Class A	804	12,920
RLJ Lodging Trust	333	10,966
Ryman Hospitality Properties, Inc. (f)	222	11,562
Sabra Health Care REIT, Inc.	555	15,712
Senior Housing Properties Trust	959	21,606
Simon Property Group, Inc.	854	154,403
SL Green Realty Corp.	222	25,783
Sovran Self Storage, Inc.	111	9,437
Starwood Property Trust, Inc.	122	2,935
Sun Communities, Inc.	111	6,537
Sunstone Hotel Investors, Inc.	777	12,440
Tanger Factory Outlet Centers, Inc.	222	8,121
Taubman Centers, Inc.	222	17,647
The Geo Group, Inc.	333	13,417
The Macerich Co.	444	35,111
Two Harbors Investment Corp.	111	1,167
UDR, Inc.	1,265	38,937
Ventas, Inc.	999	71,478
Vornado Realty Trust	889	99,177
Washington Real Estate Investment Trust	333	8,948
Weingarten Realty Investors	666	24,242
Weyerhaeuser Co.	9,253	326,723
WP Carey, Inc.	222	15,127

		3,255,011

Retailing 5.2%
Aaron’s, Inc.	1,443	40,952
Abercrombie & Fitch Co., Class A	1,554	44,833
Advance Auto Parts, Inc.	450	66,186
Aeropostale, Inc. *	2,109	7,339
Amazon.com, Inc. *	414	140,197
American Eagle Outfitters, Inc.	4,455	62,816
ANN, Inc. *	777	28,539
Asbury Automotive Group, Inc. *	230	17,413
Ascena Retail Group, Inc. *	1,122	15,024
AutoNation, Inc. *	910	54,090
AutoZone, Inc. *	111	64,126
Barnes & Noble, Inc. *	1,554	36,301
Bed Bath & Beyond, Inc. *	2,458	180,343

10

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Best Buy Co., Inc.	9,594	378,100
Big Lots, Inc.	1,776	90,221
Brown Shoe Co., Inc.	777	25,455
Burlington Stores, Inc. *	111	4,958
Cabela’s, Inc. *	296	16,055
CarMax, Inc. *	1,110	63,248
Chico’s FAS, Inc.	1,689	26,804
Core-Mark Holding Co., Inc.	1,047	62,935
CST Brands, Inc.	1,904	83,129
Dick’s Sporting Goods, Inc.	676	34,212
Dillard’s, Inc., Class A	444	52,339
Dollar General Corp. *	2,220	148,163
Dollar Tree, Inc. *	1,860	127,150
DSW, Inc., Class A	777	27,568
Expedia, Inc.	691	60,193
Express, Inc. *	1,221	18,254
Family Dollar Stores, Inc.	999	78,971
Five Below, Inc. *	21	980
Foot Locker, Inc.	1,558	89,258
Fred’s, Inc., Class A	1,110	17,205
GameStop Corp., Class A (f)	2,706	102,314
Genesco, Inc. *	222	18,064
Genuine Parts Co.	1,666	171,231
GNC Holdings, Inc., Class A	508	22,464
Group 1 Automotive, Inc.	444	39,742
Guess?, Inc.	1,384	31,375
hhgregg, Inc. *(f)	677	4,299
Hibbett Sports, Inc. *	145	7,275
HSN, Inc.	222	16,190
J.C. Penney Co., Inc. *(f)	14,006	112,188
Kohl’s Corp.	5,023	299,471
L Brands, Inc.	1,970	159,373
Liberty Interactive Corp., Class A *	4,144	120,798
Lithia Motors, Inc., Class A	222	16,319
LKQ Corp. *	783	22,746
Lowe’s Cos., Inc.	14,326	914,429
Lumber Liquidators Holdings, Inc. *	111	7,059
Macy’s, Inc.	3,706	240,556
Monro Muffler Brake, Inc.	111	6,082
Murphy USA, Inc. *	1,623	103,418
Netflix, Inc. *	42	14,557
Nordstrom, Inc.	1,556	118,816
Nutrisystem, Inc.	1,332	25,268
O’Reilly Automotive, Inc. *	555	101,421
Office Depot, Inc. *	7,369	48,856
Outerwall, Inc. *(f)	263	18,484
Penske Automotive Group, Inc.	555	26,279
PetSmart, Inc.	1,198	94,354
Pier 1 Imports, Inc.	222	3,064
Pool Corp.	222	13,189
Rent-A-Center, Inc.	1,574	54,303
Ross Stores, Inc.	1,277	116,820
Sally Beauty Holdings, Inc. *	448	14,179
Sears Holdings Corp. *(f)	2,220	80,142
Sears Hometown & Outlet Stores, Inc. *	800	10,504
Select Comfort Corp. *	222	5,847
Signet Jewelers Ltd.	509	66,659
Sonic Automotive, Inc., Class A	777	20,039
Stage Stores, Inc.	666	13,646
Staples, Inc.	21,481	302,023
Stein Mart, Inc.	111	1,576
Target Corp.	12,601	932,474
The Bon-Ton Stores, Inc. (f)	1,048	8,824
The Buckle, Inc. (f)	471	24,111
The Cato Corp., Class A	333	13,360
The Children’s Place, Inc.	450	25,227
The Finish Line, Inc., Class A	666	19,008
The Gap, Inc.	4,441	175,864
The Home Depot, Inc.	11,010	1,094,394
The Men’s Wearhouse, Inc.	777	36,301
The Pep Boys-Manny, Moe & Jack *	999	9,730
The Priceline Group, Inc. *	40	46,408
The TJX Cos., Inc.	5,039	333,380
Tiffany & Co.	569	61,406
Tractor Supply Co.	777	59,775
TripAdvisor, Inc. *	111	8,175
Tuesday Morning Corp. *	111	2,364
Ulta Salon, Cosmetics & Fragrance, Inc. *	235	29,725
Urban Outfitters, Inc. *	1,183	38,235
Vitamin Shoppe, Inc. *	111	5,312
Williams-Sonoma, Inc.	807	60,170

		8,713,019

Semiconductors & Semiconductor Equipment 2.8%
Advanced Energy Industries, Inc. *	111	2,268
Advanced Micro Devices, Inc. *(f)	7,437	20,749
Altera Corp.	1,443	54,286
Amkor Technology, Inc. *	2,331	15,594
Analog Devices, Inc.	1,927	105,291
Applied Materials, Inc.	10,559	253,944
Atmel Corp. *	3,719	29,417
Avago Technologies Ltd.	592	55,293
Broadcom Corp., Class A	3,663	157,985
Brooks Automation, Inc.	888	10,399
Cabot Microelectronics Corp. *	222	10,501
Cirrus Logic, Inc. *	363	6,639
Cree, Inc. *	454	16,498
Cypress Semiconductor Corp. *	1,907	20,214
Diodes, Inc. *	333	8,855
Entegris, Inc. *	1,110	14,952
Fairchild Semiconductor International, Inc. *	1,518	24,485
First Solar, Inc. *	454	22,155
Freescale Semiconductor Ltd. *	111	2,408
Integrated Device Technology, Inc. *	1,372	25,602
Intel Corp.	61,951	2,307,675
International Rectifier Corp. *	555	22,133
Intersil Corp., Class A	1,674	21,946
KLA-Tencor Corp.	1,221	84,786
Lam Research Corp.	1,019	84,210
Linear Technology Corp.	1,110	51,093
Marvell Technology Group Ltd.	4,551	65,170
Maxim Integrated Products, Inc.	2,220	65,645
Micrel, Inc.	555	7,243
Microchip Technology, Inc.	1,221	55,128
Micron Technology, Inc. *	4,482	161,128
Microsemi Corp. *	262	7,126
MKS Instruments, Inc.	444	16,179
NVIDIA Corp.	3,330	69,830
OmniVision Technologies, Inc. *	444	12,836
ON Semiconductor Corp. *	2,886	26,061

 11

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Photronics, Inc. *	888	8,010
PMC-Sierra, Inc. *	999	8,142
Power Integrations, Inc.	15	752
RF Micro Devices, Inc. *	1,998	29,191
Silicon Laboratories, Inc. *	333	15,102
Skyworks Solutions, Inc.	555	37,446
Spansion, Inc., Class A *	555	12,970
SunEdison, Inc. *	1,371	29,682
Synaptics, Inc. *	59	3,716
Teradyne, Inc.	1,110	22,034
Tessera Technologies, Inc.	333	11,382
Texas Instruments, Inc.	9,593	522,051
TriQuint Semiconductor, Inc. *	1,443	35,166
Veeco Instruments, Inc. *	111	4,153
Xilinx, Inc.	1,374	62,435

		4,717,956

Software & Services 6.5%
Accenture plc, Class A	3,713	320,543
ACI Worldwide, Inc. *	45	875
Activision Blizzard, Inc.	2,703	58,520
Acxiom Corp. *	888	16,899
Adobe Systems, Inc. *	1,925	141,834
Akamai Technologies, Inc. *	563	36,375
Alliance Data Systems Corp. *	227	64,892
Amdocs Ltd.	1,554	75,750
ANSYS, Inc. *	253	21,131
AOL, Inc. *	1,919	88,581
Autodesk, Inc. *	888	55,056
Automatic Data Processing, Inc.	2,739	234,568
Booz Allen Hamilton Holding Corp.	444	12,081
Broadridge Financial Solutions, Inc.	1,110	50,272
CA, Inc.	2,597	80,897
CACI International, Inc., Class A *	450	40,135
Cadence Design Systems, Inc. *	555	10,473
Cimpress N.V. *(f)	222	14,894
Citrix Systems, Inc. *	555	36,802
Cognizant Technology Solutions Corp., Class A *	1,586	85,628
Computer Sciences Corp.	2,490	157,816
Compuware Corp.	2,775	28,638
Convergys Corp.	1,665	34,715
Conversant, Inc. *	555	19,436
CoreLogic, Inc. *	2,492	82,784
CSG Systems International, Inc.	555	13,942
Digital River, Inc. *	999	25,365
DST Systems, Inc.	444	44,067
EarthLink Holdings Corp.	3,788	16,629
eBay, Inc. *	4,683	257,003
Electronic Arts, Inc. *	910	39,976
Equinix, Inc.	113	25,670
Euronet Worldwide, Inc. *	224	13,008
Facebook, Inc., Class A *	596	46,309
FactSet Research Systems, Inc.	222	30,427
Fair Isaac Corp.	444	31,870
Fidelity National Information Services, Inc.	2,220	135,842
Fiserv, Inc. *	1,586	113,383
FleetCor Technologies, Inc. *	67	10,177
Gartner, Inc. *	222	18,977
Genpact Ltd. *	781	14,074
Global Cash Access Holdings, Inc. *	888	6,305
Global Payments, Inc.	333	28,758
Google, Inc., Class A *	479	263,009
Google, Inc., Class C *	456	247,074
Heartland Payment Systems, Inc.	222	12,103
IAC/InterActiveCorp	815	53,203
Informatica Corp. *	222	8,076
International Business Machines Corp.	11,123	1,803,817
Intuit, Inc.	1,354	127,100
j2 Global, Inc.	222	12,552
Jack Henry & Associates, Inc.	333	20,466
Leidos Holdings, Inc.	2,220	89,710
Manhattan Associates, Inc. *	444	17,565
ManTech International Corp., Class A	444	13,373
MasterCard, Inc., Class A	2,209	192,824
MAXIMUS, Inc.	333	17,446
Mentor Graphics Corp.	333	7,396
Microsoft Corp.	65,071	3,111,044
Monster Worldwide, Inc. *	4,454	19,375
NeuStar, Inc., Class A *(f)	555	15,124
Nuance Communications, Inc. *	783	11,847
Oracle Corp.	18,926	802,652
Paychex, Inc.	1,887	89,463
Progress Software Corp. *	333	8,588
PTC, Inc. *	444	17,347
Rackspace Hosting, Inc. *	224	10,284
Red Hat, Inc. *	250	15,537
Rovi Corp. *	781	17,401
salesforce.com, Inc. *	222	13,291
Sapient Corp. *	555	13,708
Science Applications International Corp.	222	11,240
Solera Holdings, Inc.	111	5,846
Sykes Enterprises, Inc. *	555	12,859
Symantec Corp.	6,918	180,491
Synopsys, Inc. *	563	24,429
Take-Two Interactive Software, Inc. *	555	15,351
TeleTech Holdings, Inc. *	333	7,782
Teradata Corp. *	891	40,220
The Western Union Co.	7,524	139,796
TIBCO Software, Inc. *	666	16,004
Total System Services, Inc.	1,443	47,605
Unisys Corp. *	666	17,796
Vantiv, Inc., Class A *	111	3,745
VeriFone Systems, Inc. *	335	11,946
VeriSign, Inc. *	666	40,027
Visa, Inc., Class A	713	184,089
VMware, Inc., Class A *	111	9,764
WebMD Health Corp. *	111	4,056
WEX, Inc. *	111	12,552
Xerox Corp.	16,872	235,533
Yahoo! Inc. *	2,812	145,493

		10,839,376

Technology Hardware & Equipment 4.9%
ADTRAN, Inc.	666	13,913
Amphenol Corp., Class A	1,334	71,542
Anixter International, Inc.	444	38,584
Apple, Inc.	15,030	1,787,518
ARRIS Group, Inc. *	777	23,131
Arrow Electronics, Inc. *	2,220	129,737

12

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Avnet, Inc.	2,886	126,378
Belden, Inc.	228	16,651
Benchmark Electronics, Inc. *	1,332	31,675
Brocade Communications Systems, Inc.	2,997	33,896
CDW Corp.	111	3,894
Checkpoint Systems, Inc. *	111	1,416
Cisco Systems, Inc.	46,698	1,290,733
Cognex Corp. *	222	9,038
Coherent, Inc. *	222	12,290
CommScope Holding Co., Inc. *	111	2,464
Comtech Telecommunications Corp.	333	13,217
Corning, Inc.	10,212	214,656
Diebold, Inc.	777	28,112
Dolby Laboratories, Inc., Class A	222	9,852
EchoStar Corp., Class A *	333	17,942
Electronics For Imaging, Inc. *	444	19,736
EMC Corp.	10,710	325,049
Emulex Corp. *	1,443	7,807
F5 Networks, Inc. *	222	28,680
Fabrinet *	111	1,861
FEI Co.	111	9,506
Finisar Corp. *	444	7,570
FLIR Systems, Inc.	777	24,654
Harris Corp.	1,332	95,464
Hewlett-Packard Co.	52,251	2,040,924
Ingram Micro, Inc., Class A *	6,666	182,848
Insight Enterprises, Inc. *	999	23,407
InterDigital, Inc.	222	11,073
Itron, Inc. *	468	18,907
Jabil Circuit, Inc.	4,329	89,827
JDS Uniphase Corp. *	1,776	23,692
Juniper Networks, Inc.	4,551	100,850
Knowles Corp. *	111	2,319
Lexmark International, Inc., Class A	1,332	57,090
Littelfuse, Inc.	111	10,670
Motorola Solutions, Inc.	2,385	156,742
MTS Systems Corp.	111	7,363
National Instruments Corp.	444	14,292
NCR Corp. *	999	29,620
NetApp, Inc.	1,221	51,954
NETGEAR, Inc. *	222	7,708
OSI Systems, Inc. *	111	7,833
Plantronics, Inc.	222	11,582
Plexus Corp. *	555	21,651
Polycom, Inc. *	1,332	17,542
QLogic Corp. *	2,109	24,338
QUALCOMM, Inc.	5,010	365,229
Riverbed Technology, Inc. *	111	2,295
Rofin-Sinar Technologies, Inc. *	333	8,964
SanDisk Corp.	755	78,112
Sanmina Corp. *	1,998	49,151
ScanSource, Inc. *	444	17,254
SYNNEX Corp.	567	40,506
Tech Data Corp. *	2,220	138,373
Trimble Navigation Ltd. *	555	15,609
TTM Technologies, Inc. *	222	1,501
ViaSat, Inc. *	111	7,359
Vishay Intertechnology, Inc.	2,331	32,331
Western Digital Corp.	1,254	129,501
Zebra Technologies Corp., Class A *	444	32,479

		8,227,862

Telecommunication Services 3.7%
AT&T, Inc.	90,909	3,216,360
CenturyLink, Inc.	6,774	276,176
Cincinnati Bell, Inc. *	3,918	13,948
Consolidated Communications Holdings, Inc.	444	12,170
Frontier Communications Corp.	21,756	153,380
Inteliquent, Inc.	111	2,045
Intelsat S.A. *	466	8,206
Level 3 Communications, Inc. *	1,164	58,200
NTELOS Holdings Corp. (f)	462	3,881
SBA Communications Corp., Class A *	222	27,011
Spok Holdings, Inc.	111	1,761
Sprint Corp. *	21,110	108,083
T-Mobile US, Inc. *	444	12,960
Telephone & Data Systems, Inc.	2,679	68,475
Verizon Communications, Inc.	41,756	2,112,436
Vonage Holdings Corp. *	444	1,514
Windstream Holdings, Inc.	12,547	126,850

		6,203,456

Transportation 2.0%
Alaska Air Group, Inc.	666	39,314
Allegiant Travel Co.	66	9,257
AMERCO	11	3,060
American Airlines Group, Inc.	222	10,774
ArcBest Corp.	456	19,800
Atlas Air Worldwide Holdings, Inc. *	342	15,612
Avis Budget Group, Inc. *	1,480	89,022
C.H. Robinson Worldwide, Inc.	2,016	148,660
Con-way, Inc.	777	38,493
Copa Holdings S.A., Class A	111	12,422
CSX Corp.	10,888	397,303
Delta Air Lines, Inc.	795	37,103
Expeditors International of Washington, Inc.	1,972	92,329
FedEx Corp.	2,945	524,740
Forward Air Corp.	222	10,869
Genesee & Wyoming, Inc., Class A *	111	10,943
Hawaiian Holdings, Inc. *	888	18,018
Heartland Express, Inc.	555	14,724
Hertz Global Holdings, Inc. *	3,774	89,595
Hub Group, Inc., Class A *	444	16,703
J.B. Hunt Transport Services, Inc.	555	45,804
JetBlue Airways Corp. *	2,775	40,598
Kansas City Southern	222	26,405
Kirby Corp. *	222	21,343
Knight Transportation, Inc.	555	18,465
Landstar System, Inc.	444	35,689
Matson, Inc.	999	35,175
Navios Maritime Holdings, Inc.	333	1,612
Norfolk Southern Corp.	2,152	240,249
Old Dominion Freight Line, Inc. *	333	26,986
Republic Airways Holdings, Inc. *	1,776	23,585
Ryder System, Inc.	908	86,732
Saia, Inc. *	333	18,471
SkyWest, Inc.	2,011	25,137
Southwest Airlines Co.	1,370	57,293
Spirit Airlines, Inc. *	79	6,532
Swift Transportation Co. *	666	19,361

 13

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Union Pacific Corp.	4,775	557,577
United Continental Holdings, Inc. *	590	36,126
United Parcel Service, Inc., Class B	3,996	439,240
UTi Worldwide, Inc. *	2,012	23,742
Werner Enterprises, Inc.	777	24,103

		3,408,966

Utilities 4.4%
AES Corp.	11,300	156,731
AGL Resources, Inc.	899	47,027
ALLETE, Inc.	333	16,973
Alliant Energy Corp.	1,138	71,546
Ameren Corp.	3,885	167,482
American Electric Power Co., Inc.	5,442	313,187
American States Water Co.	222	7,746
American Water Works Co., Inc.	1,368	72,572
Aqua America, Inc.	667	17,729
Atlantic Power Corp. (f)	2,792	6,366
Atmos Energy Corp.	1,221	65,568
Avista Corp.	666	22,944
Black Hills Corp.	333	17,985
California Water Service Group	333	8,348
Calpine Corp. *	3,552	81,554
CenterPoint Energy, Inc.	4,676	111,943
Cleco Corp.	450	24,178
CMS Energy Corp.	2,848	94,269
Consolidated Edison, Inc.	3,774	238,328
Dominion Resources, Inc.	5,128	372,036
DTE Energy Co.	2,034	165,690
Duke Energy Corp.	4,995	404,095
Dynegy, Inc. *	111	3,680
Edison International	3,784	240,511
El Paso Electric Co.	333	12,597
Entergy Corp.	3,699	310,346
Exelon Corp.	13,876	501,895
FirstEnergy Corp.	8,160	300,941
Great Plains Energy, Inc.	1,676	43,861
Hawaiian Electric Industries, Inc. (f)	1,403	39,551
IDACORP, Inc.	333	20,683
Integrys Energy Group, Inc.	1,221	88,938
ITC Holdings Corp.	669	25,415
MDU Resources Group, Inc.	2,109	51,713
MGE Energy, Inc.	224	9,858
National Fuel Gas Co.	555	38,445
New Jersey Resources Corp.	444	25,708
NextEra Energy, Inc.	3,175	331,438
NiSource, Inc.	2,886	120,750
Northeast Utilities	1,712	86,696
Northwest Natural Gas Co.	333	15,488
NorthWestern Corp.	333	17,726
NRG Energy, Inc.	4,218	131,855
OGE Energy Corp.	1,640	58,532
Otter Tail Corp.	799	22,995
Pepco Holdings, Inc.	4,107	112,942
PG&E Corp.	5,725	289,112
Piedmont Natural Gas Co., Inc.	666	24,962
Pinnacle West Capital Corp.	1,221	77,204
PNM Resources, Inc.	888	25,716
Portland General Electric Co.	902	33,257
PPL Corp.	5,473	194,456
Public Service Enterprise Group, Inc.	6,771	282,892
Questar Corp.	1,887	45,269
SCANA Corp.	1,443	82,294
Sempra Energy	1,942	216,980
South Jersey Industries, Inc.	222	12,672
Southwest Gas Corp.	444	25,703
TECO Energy, Inc.	2,997	59,431
The Empire District Electric Co.	444	12,303
The Laclede Group, Inc.	333	16,893
The Southern Co.	9,068	430,095
UGI Corp.	1,854	69,914
UIL Holdings Corp.	333	13,253
Vectren Corp.	888	39,258
Westar Energy, Inc.	1,239	48,433
WGL Holdings, Inc.	871	42,566
Wisconsin Energy Corp.	1,443	71,284
Xcel Energy, Inc.	5,328	180,832

		7,391,640

Total Common Stock
(Cost $153,643,974)		166,220,108

Rights 0.0% of net assets

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(b)(c)	735	1,852

Total Rights
(Cost $1,852)		1,852

Other Investment Companies 0.4% of net assets

Equity Fund 0.0%
iShares Russell 3000 ETF	400	49,180

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	59,273	59,273

Securities Lending Collateral 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	549,640	549,640

Total Other Investment Companies
(Cost $654,277)		658,093

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%

U.S. Treasury Bills
0.01%, 12/18/14 (e)(g)	6,000	6,000

14

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
0.03%, 12/18/14 (e)(g)	3,500	3,500

Total Short-Term Investments
(Cost $9,500)		9,500

End of Investments.

At 11/30/14, the tax basis cost of the fund’s investments was $154,312,909 and the unrealized appreciation and depreciation were $16,522,245 and ($3,945,601), respectively, with a net unrealized appreciation of $12,576,644.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $1,852 or 0.0% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the purchase yield.
(f)	All or a portion of this security is on loan. Securities on loan were valued at $536,459. Non-Cash Collateral pledged to the fund for securities on loan amounted to $12,005.
(g)	All or a portion of this security is held as collateral for open futures contracts.

CVR —	Contingent Value Rights
ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 11/30/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 12/19/14	1	103,315	(112)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Futures contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

 15

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

16

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$166,220,108	$—	$—	$166,220,108
Rights[1]	—	—	1,852	1,852
Other Investment Companies[1]	658,093	—	—	658,093
Short-Term Investments	—	9,500	—	9,500

Total	$166,878,201	$9,500	$1,852	$166,889,553

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($112)	$—	$—	($112)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	February 28,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Rights	$—	$—	$—	$1,852	$—	$—	$—	$1,852

Total	$—	$—	$—	$1,852	$—	$—	$—	$1,852

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2014.

REG79043NOV14

 17

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	206,926,999	223,845,407
0.2%	Other Investment Companies	546,178	546,178
0.0%	Short-Term Investments	24,000	24,000

99.9%	Total Investments	207,497,177	224,415,585
0.1%	Other Assets and Liabilities, Net		134,680

100.0%	Net Assets		224,550,265

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.1%
BorgWarner, Inc.	1,649	93,267
Dana Holding Corp.	2,138	45,326
Ford Motor Co.	38,740	609,380
General Motors Co.	17,526	585,894
Harley-Davidson, Inc.	1,981	138,036
Johnson Controls, Inc.	8,940	447,000
Lear Corp.	1,404	134,658
The Goodyear Tire & Rubber Co.	3,155	86,478
TRW Automotive Holdings Corp. *	1,562	161,511
Visteon Corp. *	754	73,892

		2,375,442

Banks 5.6%
Bank of America Corp.	161,871	2,758,282
BB&T Corp.	7,962	299,292
CIT Group, Inc.	1,200	58,560
Citigroup, Inc.	32,412	1,749,276
Comerica, Inc.	1,644	76,627
Fifth Third Bancorp	9,249	186,090
Hudson City Bancorp, Inc.	9,750	95,452
Huntington Bancshares, Inc.	8,553	86,471
JPMorgan Chase & Co.	47,432	2,853,509
KeyCorp	10,357	139,819
M&T Bank Corp.	1,050	132,321
New York Community Bancorp, Inc.	6,258	99,440
People’s United Financial, Inc.	3,299	48,759
Regions Financial Corp.	17,471	175,933
SunTrust Banks, Inc.	6,463	253,931
The PNC Financial Services Group, Inc.	4,838	423,180
U.S. Bancorp	15,670	692,614
Wells Fargo & Co.	42,032	2,289,903
Zions Bancorp	2,262	63,472

		12,482,931

Capital Goods 7.5%
3M Co.	6,369	1,019,613
AECOM Technology Corp. *	3,443	110,210
AGCO Corp.	1,788	75,436
Alliant Techsystems, Inc.	467	53,089
AMETEK, Inc.	1,368	69,713
Armstrong World Industries, Inc. *	946	47,395
Caterpillar, Inc.	7,091	713,355
Cummins, Inc.	1,806	262,990
Danaher Corp.	3,000	250,680
Deere & Co.	5,172	447,999
Dover Corp.	1,974	151,978
Eaton Corp. plc	3,576	242,560
EMCOR Group, Inc.	1,350	58,523
Emerson Electric Co.	9,803	624,941
Exelis, Inc.	4,378	78,541
Fastenal Co.	1,788	80,818
Flowserve Corp.	1,200	70,644
Fluor Corp.	3,626	224,776
Fortune Brands Home & Security, Inc.	807	36,250
General Dynamics Corp.	4,944	718,660
General Electric Co.	111,528	2,954,377
Harsco Corp.	2,400	46,464
Honeywell International, Inc.	6,002	594,618
Hubbell, Inc., Class B	600	64,080
Illinois Tool Works, Inc.	4,356	413,515
Ingersoll-Rand plc	4,059	255,961
Jacobs Engineering Group, Inc. *	2,296	106,649
Joy Global, Inc.	1,512	74,148
KBR, Inc.	5,224	87,972
Kennametal, Inc.	960	35,347
L-3 Communications Holdings, Inc.	2,836	353,366
Lincoln Electric Holdings, Inc.	906	65,268
Lockheed Martin Corp.	3,770	722,181
Masco Corp.	4,367	105,681
MRC Global, Inc. *	2,235	45,169
Northrop Grumman Corp.	5,367	756,371
Oshkosh Corp.	1,650	74,910
Owens Corning	2,023	70,481
PACCAR, Inc.	3,912	262,182
Pall Corp.	750	72,082
Parker-Hannifin Corp.	1,992	257,028
Pentair plc	791	51,186
Precision Castparts Corp.	751	178,663
Quanta Services, Inc. *	2,253	68,716
Raytheon Co.	5,866	625,902
Rockwell Automation, Inc.	946	109,178
Rockwell Collins, Inc.	1,513	129,407
Roper Industries, Inc.	450	71,019
Snap-on, Inc.	450	60,899
SPX Corp.	901	80,811
Stanley Black & Decker, Inc.	1,665	157,243
Textron, Inc.	3,725	161,367
The Boeing Co.	4,467	600,186
The Timken Co.	1,205	51,562

 1

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Trinity Industries, Inc.	1,546	49,565
United Rentals, Inc. *	920	104,245
United Technologies Corp.	10,877	1,197,340
W.W. Grainger, Inc.	619	152,076
WESCO International, Inc. *	771	63,523
Xylem, Inc.	1,800	69,012

		16,737,921

Commercial & Professional Services 0.8%
Cintas Corp.	1,394	101,971
Equifax, Inc.	1,050	83,528
Manpowergroup, Inc.	2,259	151,037
Nielsen N.V.	1,212	50,625
Pitney Bowes, Inc.	5,076	124,971
R.R. Donnelley & Sons Co.	9,105	153,328
Republic Services, Inc.	3,753	148,656
Robert Half International, Inc.	2,157	122,496
The ADT Corp.	2,710	94,688
The Dun & Bradstreet Corp.	603	76,551
Tyco International plc	6,761	290,047
Waste Management, Inc.	8,355	407,139

		1,805,037

Consumer Durables & Apparel 1.1%
Coach, Inc.	4,958	184,041
D.R. Horton, Inc.	2,870	73,156
Fossil Group, Inc. *	541	60,441
Garmin Ltd.	1,653	94,717
Harman International Industries, Inc.	520	56,436
Hasbro, Inc.	1,866	110,467
Jarden Corp. *	1,575	69,514
Leggett & Platt, Inc.	3,011	126,733
Mattel, Inc.	4,085	128,882
Mohawk Industries, Inc. *	601	92,308
Newell Rubbermaid, Inc.	2,910	105,662
NIKE, Inc., Class B	6,258	621,357
NVR, Inc. *	84	105,728
PVH Corp.	478	60,773
Ralph Lauren Corp.	716	132,388
Tupperware Brands Corp.	525	35,306
VF Corp.	2,579	193,864
Whirlpool Corp.	1,249	232,526

		2,484,299

Consumer Services 1.7%
Apollo Education Group, Inc. *	4,700	146,734
Brinker International, Inc.	1,243	70,018
Carnival Corp.	5,285	233,386
Chipotle Mexican Grill, Inc. *	98	65,035
Darden Restaurants, Inc.	2,682	152,847
DeVry Education Group, Inc.	1,198	58,534
Graham Holdings Co., Class B	90	79,874
H&R Block, Inc.	2,553	85,883
International Game Technology	4,186	71,288
Las Vegas Sands Corp.	1,085	69,104
Marriott International, Inc., Class A	1,792	141,192
McDonald’s Corp.	13,708	1,327,071
MGM Resorts International *	2,568	58,576
Royal Caribbean Cruises Ltd.	1,875	138,262
Service Corp. International	3,000	67,800
Starbucks Corp.	3,449	280,093
Starwood Hotels & Resorts Worldwide, Inc.	1,506	118,974
Wyndham Worldwide Corp.	1,661	138,461
Wynn Resorts Ltd.	644	115,025
Yum! Brands, Inc.	4,133	319,274

		3,737,431

Diversified Financials 3.2%
Ally Financial, Inc. *	2,162	51,412
American Express Co.	7,748	716,070
Ameriprise Financial, Inc.	1,507	198,577
Berkshire Hathaway, Inc., Class B *	11,999	1,784,131
BlackRock, Inc.	580	208,266
Capital One Financial Corp.	6,109	508,269
CME Group, Inc.	2,029	171,735
Discover Financial Services	3,605	236,308
E*TRADE Financial Corp. *	1,793	40,898
Franklin Resources, Inc.	4,221	240,006
Invesco Ltd.	2,731	110,223
Legg Mason, Inc.	2,169	123,091
Leucadia National Corp.	1,352	31,272
McGraw Hill Financial, Inc.	2,931	273,931
Moody’s Corp.	1,245	125,758
Morgan Stanley	10,010	352,152
Northern Trust Corp.	1,801	121,982
PHH Corp. *	2,550	59,058
State Street Corp.	3,000	230,190
T. Rowe Price Group, Inc.	1,955	163,184
The Bank of New York Mellon Corp.	8,550	342,257
The Charles Schwab Corp. (a)	5,447	154,259
The Goldman Sachs Group, Inc.	4,786	901,730
The NASDAQ OMX Group, Inc.	1,362	61,167

		7,205,926

Energy 13.0%
Alpha Natural Resources, Inc. *(b)	12,150	25,272
Anadarko Petroleum Corp.	4,214	333,538
Apache Corp.	5,241	335,896
Arch Coal, Inc. (b)	21,605	47,963
Baker Hughes, Inc.	5,703	325,071
Cameron International Corp. *	1,960	100,509
Chesapeake Energy Corp.	9,904	200,655
Chevron Corp.	45,732	4,978,843
Cimarex Energy Co.	503	52,790
ConocoPhillips	46,242	3,055,209
CONSOL Energy, Inc.	2,295	89,803
Denbury Resources, Inc.	3,206	26,482
Devon Energy Corp.	6,720	396,278
Diamond Offshore Drilling, Inc. (b)	2,533	74,394
Dresser-Rand Group, Inc. *	988	80,137
Energen Corp.	899	53,688
EOG Resources, Inc.	2,614	226,686
EQT Corp.	600	54,588
Exxon Mobil Corp.	105,520	9,553,781
FMC Technologies, Inc. *	1,639	78,295
Halliburton Co.	8,244	347,897
Helmerich & Payne, Inc.	800	55,640
Hess Corp.	6,439	469,596

2

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
HollyFrontier Corp.	3,304	134,869
Kinder Morgan, Inc.	4,182	172,926
Marathon Oil Corp.	19,628	567,642
Marathon Petroleum Corp.	6,429	579,189
Murphy Oil Corp.	6,407	310,227
Nabors Industries Ltd.	6,317	82,879
National Oilwell Varco, Inc.	4,648	311,602
Newfield Exploration Co. *	2,541	69,192
Noble Energy, Inc.	1,698	83,508
Occidental Petroleum Corp.	10,182	812,218
Oceaneering International, Inc.	625	39,194
Oil States International, Inc. *	518	25,822
ONEOK, Inc.	2,119	114,765
Patterson-UTI Energy, Inc.	2,160	38,210
Peabody Energy Corp.	9,685	97,915
Phillips 66	20,266	1,479,823
Pioneer Natural Resources Co.	399	57,149
QEP Resources, Inc.	2,924	59,767
Schlumberger Ltd.	10,176	874,627
SEACOR Holdings, Inc. *	750	53,355
Seadrill Ltd. (b)	4,702	68,931
Southwestern Energy Co. *	2,135	68,704
Spectra Energy Corp.	6,322	239,477
Tesoro Corp.	4,076	312,303
The Williams Cos., Inc.	5,335	276,086
Valero Energy Corp.	20,452	994,172
Western Refining, Inc.	1,235	50,771
World Fuel Services Corp.	3,874	175,415
WPX Energy, Inc. *	5,700	77,349

		29,191,098

Food & Staples Retailing 4.5%
Casey’s General Stores, Inc.	900	75,348
Costco Wholesale Corp.	7,845	1,114,931
CVS Health Corp.	24,146	2,205,979
Safeway, Inc.	12,832	447,067
SUPERVALU, Inc. *	13,767	128,859
Sysco Corp.	13,708	551,884
The Kroger Co.	13,283	794,855
United Natural Foods, Inc. *	642	48,272
Wal-Mart Stores, Inc.	40,631	3,556,838
Walgreen Co.	16,277	1,116,765
Whole Foods Market, Inc.	3,505	171,850

		10,212,648

Food, Beverage & Tobacco 5.4%
Altria Group, Inc.	23,573	1,184,779
Archer-Daniels-Midland Co.	17,761	935,649
Brown-Forman Corp., Class B	935	90,742
Bunge Ltd.	6,151	558,326
Campbell Soup Co.	2,742	124,158
Coca-Cola Enterprises, Inc.	4,349	191,095
ConAgra Foods, Inc.	8,344	304,723
Constellation Brands, Inc., Class A *	931	89,748
Dr. Pepper Snapple Group, Inc.	2,889	213,786
General Mills, Inc.	7,203	379,958
Hormel Foods Corp.	1,500	79,620
Ingredion, Inc.	940	78,236
Kellogg Co.	3,154	208,953
Kraft Foods Group, Inc.	6,628	398,807
Lorillard, Inc.	4,513	284,951
McCormick & Co., Inc. Non-Voting Shares	969	72,026
Mead Johnson Nutrition Co.	745	77,361
Molson Coors Brewing Co., Class B	1,360	105,196
Mondelez International, Inc., Class A	23,266	912,027
Monster Beverage Corp. *	695	77,944
PepsiCo, Inc.	17,237	1,725,424
Philip Morris International, Inc.	20,562	1,787,455
Reynolds American, Inc.	3,750	247,162
The Coca-Cola Co.	33,843	1,517,182
The Hershey Co.	778	78,018
The J.M. Smucker Co.	1,546	158,573
Tyson Foods, Inc., Class A	7,153	302,858

		12,184,757

Health Care Equipment & Services 6.1%
Abbott Laboratories	18,806	837,055
Aetna, Inc.	7,170	625,511
AmerisourceBergen Corp.	5,288	481,472
Baxter International, Inc.	6,826	498,298
Becton Dickinson & Co.	2,708	380,014
Boston Scientific Corp. *	13,867	178,468
C.R. Bard, Inc.	918	153,627
Cardinal Health, Inc.	8,102	665,903
CareFusion Corp. *	1,950	115,382
Catamaran Corp. *	1,192	60,720
Cigna Corp.	1,968	202,488
Community Health Systems, Inc. *	2,980	140,298
Covidien plc	4,072	411,272
DaVita HealthCare Partners, Inc. *	1,500	114,795
DENTSPLY International, Inc.	1,200	65,976
Express Scripts Holding Co. *	5,678	472,126
HCA Holdings, Inc. *	7,512	523,511
Health Net, Inc. *	4,383	225,199
Henry Schein, Inc. *	900	123,480
Humana, Inc.	3,427	472,823
Intuitive Surgical, Inc. *	149	77,148
Laboratory Corp. of America Holdings *	910	95,222
LifePoint Hospitals, Inc. *	1,050	72,650
Magellan Health, Inc. *	1,192	72,938
McKesson Corp.	3,991	841,143
Medtronic, Inc.	11,208	827,935
Omnicare, Inc.	1,711	120,318
Owens & Minor, Inc.	2,533	86,654
Patterson Cos., Inc.	1,500	72,270
Quest Diagnostics, Inc.	3,278	214,086
St. Jude Medical, Inc.	3,065	208,297
Stryker Corp.	2,910	270,368
Tenet Healthcare Corp. *	1,536	73,805
UnitedHealth Group, Inc.	19,166	1,890,343
Universal Health Services, Inc., Class B	821	85,893
Varian Medical Systems, Inc. *	950	84,085
WellCare Health Plans, Inc. *	900	66,366
WellPoint, Inc.	12,521	1,601,561
Zimmer Holdings, Inc.	2,307	259,053

		13,768,553

 3

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 2.3%
Avon Products, Inc.	9,579	93,683
Church & Dwight Co., Inc.	1,119	85,838
Colgate-Palmolive Co.	8,074	561,870
Energizer Holdings, Inc.	600	78,012
Herbalife Ltd. (b)	1,302	56,311
Kimberly-Clark Corp.	4,067	474,171
The Clorox Co.	1,259	127,940
The Estee Lauder Cos., Inc., Class A	1,200	88,968
The Procter & Gamble Co.	38,595	3,490,146

		5,056,939

Insurance 3.2%
ACE Ltd.	2,831	323,696
Aflac, Inc.	5,070	302,831
American Financial Group, Inc.	1,129	68,180
American International Group, Inc.	9,406	515,449
Aon plc	2,235	206,715
Arch Capital Group Ltd. *	1,800	103,176
Assurant, Inc.	1,966	132,882
Axis Capital Holdings Ltd.	1,951	97,648
Cincinnati Financial Corp.	1,950	99,352
Everest Re Group Ltd.	612	107,339
FNF Group	3,296	106,790
Genworth Financial, Inc., Class A *	6,487	58,967
HCC Insurance Holdings, Inc.	1,256	66,656
Lincoln National Corp.	2,319	131,325
Loews Corp.	4,937	205,577
Marsh & McLennan Cos., Inc.	4,478	253,410
MetLife, Inc.	6,882	382,708
PartnerRe Ltd.	1,050	122,335
Principal Financial Group, Inc.	2,100	111,867
Prudential Financial, Inc.	4,108	349,098
Reinsurance Group of America, Inc.	765	65,576
RenaissanceRe Holdings Ltd.	948	92,828
The Allstate Corp.	6,472	441,067
The Chubb Corp.	5,269	542,970
The Hartford Financial Services Group, Inc.	7,966	328,996
The Progressive Corp.	11,250	306,450
The Travelers Cos., Inc.	11,869	1,239,717
Torchmark Corp.	1,800	96,750
Unum Group	4,321	143,544
W.R. Berkley Corp.	1,982	103,540
White Mountains Insurance Group Ltd.	94	59,574
XL Group plc	2,861	101,623

		7,268,636

Materials 3.7%
Air Products & Chemicals, Inc.	2,173	312,543
Airgas, Inc.	901	104,183
Albemarle Corp.	810	47,822
Alcoa, Inc.	27,467	474,904
Allegheny Technologies, Inc.	2,414	81,328
AptarGroup, Inc.	750	48,938
Ashland, Inc.	801	91,354
Avery Dennison Corp.	1,711	84,712
Ball Corp.	2,281	152,987
Bemis Co., Inc.	1,827	72,970
Celanese Corp., Series A	1,500	90,105
CF Industries Holdings, Inc.	547	146,678
Cliffs Natural Resources, Inc. (b)	7,301	66,585
Commercial Metals Co.	4,075	66,585
Crown Holdings, Inc. *	1,084	53,658
Domtar Corp.	2,434	99,064
E.I. du Pont de Nemours & Co.	8,046	574,484
Eastman Chemical Co.	1,667	138,228
Ecolab, Inc.	940	102,413
FMC Corp.	900	48,960
Freeport-McMoRan, Inc.	20,210	542,638
Huntsman Corp.	3,300	84,216
International Flavors & Fragrances, Inc.	632	63,939
International Paper Co.	6,964	374,802
LyondellBasell Industries N.V., Class A	5,250	414,015
MeadWestvaco Corp.	2,906	130,189
Monsanto Co.	3,446	413,210
Newmont Mining Corp.	12,742	234,453
Nucor Corp.	6,604	354,173
Owens-Illinois, Inc. *	2,706	69,382
Packaging Corp. of America	790	58,681
PPG Industries, Inc.	1,217	266,304
Praxair, Inc.	2,782	357,153
Reliance Steel & Aluminum Co.	1,693	108,250
Rock-Tenn Co., Class A	946	53,742
Rockwood Holdings, Inc.	621	48,407
RPM International, Inc.	1,500	71,550
Sealed Air Corp.	2,266	89,575
Sigma-Aldrich Corp.	1,000	136,600
Sonoco Products Co.	1,800	75,636
Southern Copper Corp.	2,449	73,348
Steel Dynamics, Inc.	4,950	111,573
The Dow Chemical Co.	14,195	690,871
The Mosaic Co.	5,719	261,759
The Sherwin-Williams Co.	468	114,594
The Valspar Corp.	829	69,561
United States Steel Corp.	4,883	162,848
Vulcan Materials Co.	1,350	89,235

		8,379,205

Media 3.7%
Cablevision Systems Corp., Class A	5,866	119,197
CBS Corp., Class B Non-Voting Shares	5,984	328,402
Charter Communications, Inc., Class A *	838	142,209
Comcast Corp., Class A	21,754	1,240,848
DIRECTV *	9,712	851,839
Discovery Communications, Inc., Class A *	2,493	87,006
Discovery Communications, Inc., Class C *	2,541	86,419
DISH Network Corp., Class A *	1,644	130,550
Gannett Co., Inc.	4,537	147,679
News Corp., Class A *	4,182	64,905
Omnicom Group, Inc.	3,576	276,318
Scripps Networks Interactive, Inc., Class A	652	50,967
The Interpublic Group of Cos., Inc.	4,083	82,844
The Walt Disney Co.	15,580	1,441,306

4

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Thomson Reuters Corp. (b)	5,513	218,315
Time Warner Cable, Inc.	3,768	562,487
Time Warner, Inc.	15,293	1,301,740
Twenty-First Century Fox, Inc., Class A	16,539	608,635
Viacom, Inc., Class B	6,142	464,519

		8,206,185

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
AbbVie, Inc.	8,295	574,014
Actavis plc *	745	201,604
Agilent Technologies, Inc.	2,710	115,825
Allergan, Inc.	1,110	237,418
Amgen, Inc.	8,674	1,433,899
Biogen Idec, Inc. *	500	153,845
Bristol-Myers Squibb Co.	15,566	919,172
Celgene Corp. *	1,967	223,628
Covance, Inc. *	514	52,747
Eli Lilly & Co.	12,665	862,740
Endo International plc *	802	58,682
Gilead Sciences, Inc. *	5,560	557,779
Hospira, Inc. *	1,714	102,223
Johnson & Johnson	26,272	2,843,944
Merck & Co., Inc.	26,969	1,628,928
Mettler-Toledo International, Inc. *	185	54,253
Mylan, Inc. *	1,950	114,290
Pfizer, Inc.	87,357	2,721,171
Thermo Fisher Scientific, Inc.	2,250	290,902
Waters Corp. *	600	69,540
Zoetis, Inc.	1,960	88,063

		13,304,667

Real Estate 1.3%
American Capital Agency Corp.	1,043	24,067
American Tower Corp.	1,067	112,046
Annaly Capital Management, Inc.	20,033	230,780
Apartment Investment & Management Co., Class A	2,100	78,225
AvalonBay Communities, Inc.	546	87,791
Boston Properties, Inc.	820	106,305
Crown Castle International Corp.	1,061	88,158
Equity Residential	2,238	158,540
General Growth Properties, Inc.	2,420	64,759
HCP, Inc.	2,982	133,594
Health Care REIT, Inc.	915	67,399
Hospitality Properties Trust	1,950	59,670
Host Hotels & Resorts, Inc.	5,550	128,982
Iron Mountain, Inc.	2,878	109,393
Kimco Realty Corp.	2,570	65,407
Plum Creek Timber Co., Inc.	2,047	85,319
Prologis, Inc.	1,418	59,953
Public Storage	694	130,215
Rayonier, Inc.	894	24,388
Simon Property Group, Inc.	1,286	232,509
The Macerich Co.	930	73,544
Ventas, Inc.	1,538	110,044
Vornado Realty Trust	1,350	150,606
Weyerhaeuser Co.	14,006	494,552

		2,876,246

Retailing 5.2%
Aaron’s, Inc.	1,805	51,226
Abercrombie & Fitch Co., Class A	2,266	65,374
Advance Auto Parts, Inc.	786	115,605
Amazon.com, Inc. *	642	217,407
American Eagle Outfitters, Inc.	7,039	99,250
AutoNation, Inc. *	1,063	63,185
AutoZone, Inc. *	162	93,589
Bed Bath & Beyond, Inc. *	3,625	265,966
Best Buy Co., Inc.	13,647	537,828
Big Lots, Inc.	2,746	139,497
CarMax, Inc. *	1,502	85,584
Core-Mark Holding Co., Inc.	1,660	99,783
CST Brands, Inc.	2,793	121,942
Dick’s Sporting Goods, Inc.	1,055	53,394
Dillard’s, Inc., Class A	682	80,394
Dollar General Corp. *	3,150	210,231
Dollar Tree, Inc. *	2,422	165,568
Expedia, Inc.	1,004	87,458
Family Dollar Stores, Inc.	1,350	106,717
Foot Locker, Inc.	2,459	140,876
GameStop Corp., Class A (b)	3,969	150,068
Genuine Parts Co.	2,401	246,775
Guess?, Inc.	2,384	54,045
J.C. Penney Co., Inc. *(b)	20,598	164,990
Kohl’s Corp.	7,613	453,887
L Brands, Inc.	2,794	226,035
Liberty Interactive Corp., Class A *	6,128	178,631
Lowe’s Cos., Inc.	21,009	1,341,004
Macy’s, Inc.	5,572	361,679
Murphy USA, Inc. *	2,410	153,565
Nordstrom, Inc.	2,412	184,180
O’Reilly Automotive, Inc. *	840	153,502
PetSmart, Inc.	1,570	123,653
Rent-A-Center, Inc.	2,430	83,835
Ross Stores, Inc.	1,788	163,566
Sears Holdings Corp. *(b)	3,347	120,827
Signet Jewelers Ltd.	799	104,637
Staples, Inc.	31,755	446,475
Target Corp.	18,633	1,378,842
The Gap, Inc.	6,302	249,559
The Home Depot, Inc.	16,288	1,619,027
The Priceline Group, Inc. *	58	67,291
The TJX Cos., Inc.	7,457	493,355
Tiffany & Co.	930	100,366
Tractor Supply Co.	1,147	88,239
Urban Outfitters, Inc. *	1,799	58,144
Williams-Sonoma, Inc.	1,200	89,472

		11,656,523

Semiconductors & Semiconductor Equipment 2.7%
Altera Corp.	2,111	79,416
Analog Devices, Inc.	2,980	162,827
Applied Materials, Inc.	16,177	389,057
Avago Technologies Ltd.	763	71,264
Broadcom Corp., Class A	4,991	215,262
Intel Corp.	91,540	3,409,865
KLA-Tencor Corp.	1,802	125,131
Lam Research Corp.	1,266	104,622
Linear Technology Corp.	1,809	83,268

 5

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Marvell Technology Group Ltd.	6,300	90,216
Maxim Integrated Products, Inc.	3,548	104,914
Microchip Technology, Inc.	1,800	81,270
Micron Technology, Inc. *	6,620	237,989
NVIDIA Corp.	4,537	95,141
Texas Instruments, Inc.	14,182	771,785
Xilinx, Inc.	2,114	96,060

		6,118,087

Software & Services 6.5%
Accenture plc, Class A	5,474	472,570
Activision Blizzard, Inc.	3,981	86,189
Adobe Systems, Inc. *	2,874	211,756
Alliance Data Systems Corp. *	369	105,486
Amdocs Ltd.	2,281	111,187
AOL, Inc. *	3,129	144,435
Autodesk, Inc. *	1,350	83,700
Automatic Data Processing, Inc.	3,925	336,137
Booz Allen Hamilton Holding Corp.	1,202	32,706
Broadridge Financial Solutions, Inc.	1,500	67,935
CA, Inc.	3,600	112,140
CACI International, Inc., Class A *	598	53,336
Citrix Systems, Inc. *	915	60,674
Cognizant Technology Solutions Corp., Class A *	2,282	123,205
Computer Sciences Corp.	3,644	230,957
CoreLogic, Inc. *	3,618	120,190
eBay, Inc. *	6,913	379,385
Electronic Arts, Inc. *	1,355	59,525
Facebook, Inc., Class A *	666	51,748
Fidelity National Information Services, Inc.	3,302	202,049
Fiserv, Inc. *	2,430	173,721
Google, Inc., Class A *	678	372,276
Google, Inc., Class C *	710	384,699
IAC/InterActiveCorp	1,239	80,882
International Business Machines Corp.	16,434	2,665,102
Intuit, Inc.	1,971	185,018
Leidos Holdings, Inc.	2,576	104,096
MasterCard, Inc., Class A	3,300	288,057
Microsoft Corp.	96,020	4,590,716
Oracle Corp.	27,961	1,185,826
Paychex, Inc.	2,857	135,450
Science Applications International Corp.	613	31,036
Symantec Corp.	9,842	256,778
Teradata Corp. *	1,087	49,067
The Western Union Co.	11,119	206,591
Total System Services, Inc.	2,250	74,228
Visa, Inc., Class A	1,005	259,481
Xerox Corp.	26,010	363,100
Yahoo! Inc. *	4,232	218,964

		14,670,398

Technology Hardware & Equipment 4.9%
Amphenol Corp., Class A	2,106	112,945
Anixter International, Inc.	611	53,096
Apple, Inc.	22,219	2,642,506
Arrow Electronics, Inc. *	3,139	183,443
Avnet, Inc.	4,714	206,426
Cisco Systems, Inc.	69,021	1,907,740
Corning, Inc.	14,781	310,697
EMC Corp.	15,832	480,501
Harris Corp.	1,834	131,443
Hewlett-Packard Co.	77,142	3,013,167
Ingram Micro, Inc., Class A *	9,618	263,822
Jabil Circuit, Inc.	5,388	111,801
Juniper Networks, Inc.	6,333	140,339
Lexmark International, Inc., Class A	1,421	60,904
Motorola Solutions, Inc.	3,518	231,203
NetApp, Inc.	1,800	76,590
QUALCOMM, Inc.	7,388	538,585
SanDisk Corp.	1,231	127,359
SYNNEX Corp.	789	56,366
Tech Data Corp. *	3,301	205,751
Vishay Intertechnology, Inc.	4,321	59,932
Western Digital Corp.	1,858	191,876

		11,106,492

Telecommunication Services 4.0%
AT&T, Inc.	133,905	4,737,559
CenturyLink, Inc.	10,006	407,945
Frontier Communications Corp.	32,242	227,306
Sprint Corp. *	31,191	159,698
Telephone & Data Systems, Inc.	3,638	92,987
Verizon Communications, Inc.	61,340	3,103,191
Windstream Holdings, Inc.	18,856	190,634

		8,919,320

Transportation 1.8%
Avis Budget Group, Inc. *	2,177	130,946
C.H. Robinson Worldwide, Inc.	3,129	230,732
CSX Corp.	16,122	588,292
Expeditors International of Washington, Inc.	2,569	120,281
FedEx Corp.	4,359	776,687
Hertz Global Holdings, Inc. *	5,250	124,635
J.B. Hunt Transport Services, Inc.	750	61,897
Kansas City Southern	364	43,294
Norfolk Southern Corp.	3,290	367,296
Ryder System, Inc.	1,385	132,295
Union Pacific Corp.	7,162	836,307
United Parcel Service, Inc., Class B	5,811	638,745

		4,051,407

Utilities 4.5%
AES Corp.	16,714	231,823
AGL Resources, Inc.	1,200	62,772
Alliant Energy Corp.	1,650	103,736
Ameren Corp.	5,580	240,554
American Electric Power Co., Inc.	8,116	467,076
American Water Works Co., Inc.	1,677	88,965
Atmos Energy Corp.	1,800	96,660
Calpine Corp. *	4,792	110,024
CenterPoint Energy, Inc.	7,301	174,786
CMS Energy Corp.	3,777	125,019
Consolidated Edison, Inc.	5,662	357,555
Dominion Resources, Inc.	7,559	548,405
DTE Energy Co.	3,001	244,461

6

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Duke Energy Corp.	7,318	592,026
Edison International	5,554	353,012
Entergy Corp.	5,566	466,987
Exelon Corp.	20,780	751,613
FirstEnergy Corp.	12,072	445,215
Great Plains Energy, Inc.	2,250	58,883
Integrys Energy Group, Inc.	1,816	132,277
MDU Resources Group, Inc.	2,853	69,956
National Fuel Gas Co.	968	67,053
NextEra Energy, Inc.	4,687	489,276
NiSource, Inc.	4,077	170,582
Northeast Utilities	2,791	141,336
NRG Energy, Inc.	6,045	188,967
OGE Energy Corp.	1,849	65,991
Pepco Holdings, Inc.	5,619	154,523
PG&E Corp.	8,209	414,555
Pinnacle West Capital Corp.	1,937	122,477
PPL Corp.	8,490	301,650
Public Service Enterprise Group, Inc.	9,922	414,541
SCANA Corp.	2,446	139,495
Sempra Energy	2,758	308,151
TECO Energy, Inc.	5,215	103,413
The Southern Co.	13,417	636,368
UGI Corp.	2,700	101,817
Vectren Corp.	1,390	61,452
Westar Energy, Inc.	1,682	65,749
Wisconsin Energy Corp.	2,134	105,420
Xcel Energy, Inc.	7,974	270,638

		10,045,259

Total Common Stock
(Cost $206,926,999)		223,845,407

Other Investment Companies 0.2% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	62,662	62,662

Securities Lending Collateral 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	483,516	483,516

Total Other Investment Companies
(Cost $546,178)		546,178

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%

U.S. Treasury Bills
0.00%, 12/18/14 (d)(e)	10,000	10,000
0.01%, 12/18/14 (d)(e)	14,000	14,000

Total Short-Term Investments
(Cost $24,000)		24,000

End of Investments.

At 11/30/14, the tax basis cost of the fund’s investments was $207,511,469 and the unrealized appreciation and depreciation were $21,700,945 and ($4,796,829), respectively, with a net unrealized appreciation of $16,904,116.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $475,112. Non-Cash Collateral pledged to the fund for securities on loan amounted to $8,398.
(c)	The rate shown is the 7-day yield.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 11/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 12/19/14	1	103,315	1,813

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 7

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Futures contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may

8

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$223,845,407	$—	$—	$223,845,407
Other Investment Companies[1]	546,178	—	—	546,178
Short-Term Investments[1]	—	24,000	—	24,000

Total	$224,391,585	$24,000	$—	$224,415,585

Other Financial Instruments
Futures Contracts[2]	$1,813	$—	$—	$1,813

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2014.

REG79044NOV14

 9

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	114,043,034	120,482,133
0.0%		Rights	14,969	14,969
1.9%		Other Investment Companies	2,315,513	2,315,513
0.0%		Short-Term Investment	11,000	11,000

101.7%		Total Investments	116,384,516	122,823,615
(1	.7)%	Other Assets and Liabilities, Net		(2,080,946)

100.0%		Net Assets		120,742,669

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 0.9%
Cooper Tire & Rubber Co.	6,888	233,710
Drew Industries, Inc.	1,397	65,799
Gentex Corp.	6,166	219,263
Modine Manufacturing Co. *	2,829	34,429
Standard Motor Products, Inc.	757	28,879
Superior Industries International, Inc.	4,018	72,806
Tenneco, Inc. *	2,302	125,114
Thor Industries, Inc.	4,346	255,371
Tower International, Inc. *	859	21,930

		1,057,301

Banks 4.5%
Associated Banc-Corp.	10,381	191,841
Astoria Financial Corp.	8,038	106,343
BancorpSouth, Inc.	5,330	116,674
Bank of Hawaii Corp.	3,282	189,142
BankUnited, Inc.	3,246	98,029
BOK Financial Corp.	1,290	83,140
Capitol Federal Financial, Inc.	9,558	119,666
Cathay General Bancorp	2,880	73,094
City National Corp.	1,828	141,103
Commerce Bancshares, Inc.	4,277	183,126
Community Bank System, Inc.	1,493	55,226
Cullen/Frost Bankers, Inc.	2,258	168,582
CVB Financial Corp.	4,105	62,273
East West Bancorp, Inc.	4,019	147,779
EverBank Financial Corp.	1,767	33,290
F.N.B. Corp.	7,845	98,768
First Citizens BancShares, Inc., Class A	219	55,538
First Financial Bancorp	4,146	73,426
First Financial Bankshares, Inc.	822	24,800
First Horizon National Corp.	14,384	183,540
First Niagara Financial Group, Inc.	20,870	170,508
First Republic Bank	2,726	140,471
FirstMerit Corp.	7,027	125,713
Fulton Financial Corp.	11,811	141,023
Glacier Bancorp, Inc.	2,708	74,145
Hancock Holding Co.	2,708	88,579
Iberiabank Corp.	390	25,475
International Bancshares Corp.	3,613	92,204
MB Financial, Inc.	2,515	79,222
National Penn Bancshares, Inc.	2,960	30,192
NBT Bancorp, Inc.	2,601	63,230
Northwest Bancshares, Inc.	7,052	88,785
Old National Bancorp	4,849	68,856
Popular, Inc. *	10,928	356,690
Prosperity Bancshares, Inc.	1,476	82,922
Provident Financial Services, Inc.	3,500	60,480
Signature Bank *	537	65,122
Susquehanna Bancshares, Inc.	10,004	131,753
SVB Financial Group *	835	87,800
Synovus Financial Corp.	8,246	213,077
TCF Financial Corp.	12,345	191,594
Trustmark Corp.	4,742	110,678
UMB Financial Corp.	1,314	72,914
Umpqua Holdings Corp.	4,191	71,205
United Bankshares, Inc.	2,874	100,303
Valley National Bancorp	17,306	168,560
Washington Federal, Inc.	5,847	126,529
Webster Financial Corp.	3,914	123,174
Westamerica Bancorp	1,569	76,253
Wintrust Financial Corp.	1,397	62,432

		5,495,269

Capital Goods 11.1%
A.O. Smith Corp.	2,794	150,680
AAR Corp.	4,562	116,924
Actuant Corp., Class A	3,912	114,856
Acuity Brands, Inc.	1,662	229,688
Aegion Corp. *	3,138	59,779
Air Lease Corp.	775	29,473
Aircastle Ltd.	7,631	157,962
Albany International Corp., Class A	1,913	71,489
Allegion plc	2,505	134,894
Allison Transmission Holdings, Inc.	2,584	84,988
American Science & Engineering, Inc.	426	20,823
Apogee Enterprises, Inc.	2,319	104,888
Applied Industrial Technologies, Inc.	4,647	217,898
Astec Industries, Inc.	2,101	82,506
AZZ, Inc.	620	27,764
B/E Aerospace, Inc. *	2,438	189,847
Barnes Group, Inc.	3,618	132,889
Beacon Roofing Supply, Inc. *	3,869	104,773
Briggs & Stratton Corp.	8,036	161,122
Carlisle Cos., Inc.	3,568	318,979
Chart Industries, Inc. *	959	38,082
Chicago Bridge & Iron Co. N.V.	3,540	177,106

 1

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CIRCOR International, Inc.	946	63,335
CLARCOR, Inc.	2,870	189,104
Colfax Corp. *	472	24,322
Comfort Systems USA, Inc.	2,678	38,483
Crane Co.	2,880	170,006
Cubic Corp.	1,679	86,385
Curtiss-Wright Corp.	2,913	206,532
DigitalGlobe, Inc. *	1,841	49,725
Donaldson Co., Inc.	6,174	240,786
Dycom Industries, Inc. *	3,498	107,004
Encore Wire Corp.	2,555	93,692
EnerSys	2,731	165,854
Engility Holdings, Inc. *	1,360	57,188
EnPro Industries, Inc. *	1,032	66,585
ESCO Technologies, Inc.	1,932	69,591
Esterline Technologies Corp. *	1,483	176,225
Franklin Electric Co., Inc.	2,031	76,284
GATX Corp.	4,229	261,944
Generac Holdings, Inc. *	2,732	118,514
General Cable Corp.	11,494	158,157
Graco, Inc.	2,153	172,455
GrafTech International Ltd. *	13,194	53,832
Granite Construction, Inc.	5,784	207,356
Griffon Corp.	2,572	32,021
H&E Equipment Services, Inc.	2,516	88,060
HEICO Corp.	1,370	72,624
Hexcel Corp. *	3,224	139,567
Hillenbrand, Inc.	3,568	114,747
Huntington Ingalls Industries, Inc.	2,528	275,476
Hyster-Yale Materials Handling, Inc.	392	28,777
IDEX Corp.	2,966	227,818
ITT Corp.	9,331	386,303
Kaman Corp.	2,257	88,790
Layne Christensen Co. *(d)	6,023	42,763
Lennox International, Inc.	3,591	336,369
Lindsay Corp. (d)	362	31,831
Masonite International Corp. *	937	54,918
MasTec, Inc. *	3,450	83,145
Meritor, Inc. *	6,698	94,308
Moog, Inc., Class A *	2,466	179,475
MSC Industrial Direct Co., Inc., Class A	2,587	200,932
Mueller Industries, Inc.	7,954	260,971
Mueller Water Products, Inc., Class A	10,138	96,210
MYR Group, Inc. *	1,171	30,387
Navistar International Corp. *	4,381	156,840
Nordson Corp.	2,247	175,603
Orbital Sciences Corp. *	4,160	113,235
Polypore International, Inc. *	1,896	97,568
Quanex Building Products Corp.	4,707	93,104
Raven Industries, Inc.	1,954	43,965
RBC Bearings, Inc.	439	27,912
Regal-Beloit Corp.	3,252	235,185
Rexnord Corp. *	1,270	34,989
Rush Enterprises, Inc., Class A *	2,676	93,874
Simpson Manufacturing Co., Inc.	2,601	86,353
Spirit AeroSystems Holdings, Inc., Class A *	7,640	329,360
Standex International Corp.	373	27,218
TAL International Group, Inc. *	2,190	96,776
Teledyne Technologies, Inc. *	1,772	189,445
Tennant Co.	1,122	75,679
Terex Corp.	8,652	248,312
The Babcock & Wilcox Co.	6,000	177,780
The Greenbrier Cos., Inc. (d)	1,273	70,626
The Manitowoc Co., Inc.	6,772	136,388
The Middleby Corp. *	1,038	99,274
The Toro Co.	3,740	245,643
Titan International, Inc.	4,182	41,402
TransDigm Group, Inc.	1,330	263,061
TriMas Corp. *	1,767	55,007
Triumph Group, Inc.	2,955	201,117
Tutor Perini Corp. *	6,994	176,599
Universal Forest Products, Inc.	3,740	178,548
Valmont Industries, Inc. (d)	1,431	193,500
WABCO Holdings, Inc. *	2,257	231,613
Wabtec Corp.	2,399	212,288
Watsco, Inc.	1,980	200,970
Watts Water Technologies, Inc., Class A	2,169	131,138
Woodward, Inc.	3,757	194,162

		13,380,795

Commercial & Professional Services 5.0%
ABM Industries, Inc.	8,470	229,452
ACCO Brands Corp. *	5,307	46,489
Brady Corp., Class A	6,439	160,975
Clean Harbors, Inc. *	2,343	109,535
Copart, Inc. *	7,851	285,305
Covanta Holding Corp.	10,004	250,800
Deluxe Corp.	3,400	198,730
FTI Consulting, Inc. *	5,513	213,739
G&K Services, Inc., Class A	2,050	133,455
Healthcare Services Group, Inc.	3,482	105,017
Herman Miller, Inc.	4,446	135,114
HNI Corp.	4,894	229,724
Huron Consulting Group, Inc. *	946	65,425
ICF International, Inc. *	1,913	74,186
IHS, Inc., Class A *	1,041	127,481
Insperity, Inc.	2,880	94,032
Interface, Inc.	3,912	59,150
KAR Auction Services, Inc.	4,540	157,311
Kelly Services, Inc., Class A	9,594	148,131
Kforce, Inc.	4,019	93,804
Kimball International, Inc., Class B	3,056	28,696
Knoll, Inc.	4,493	83,255
Korn/Ferry International *	2,880	78,192
Matthews International Corp., Class A	2,624	120,888
McGrath RentCorp	2,085	73,517
Mobile Mini, Inc.	713	29,583
MSA Safety, Inc.	1,659	91,129
Navigant Consulting, Inc. *	5,330	74,620
On Assignment, Inc. *	834	25,629
Quad/Graphics, Inc.	7,418	161,045
Resources Connection, Inc.	6,513	98,802
Rollins, Inc.	2,085	67,825
Steelcase, Inc., Class A	13,481	236,187
Stericycle, Inc. *	1,895	244,304
Team, Inc. *	671	27,249
Tetra Tech, Inc.	4,921	133,753
The Brink’s Co.	6,314	137,014
The Corporate Executive Board Co.	1,569	114,867
Towers Watson & Co., Class A	2,025	228,744

2

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TrueBlue, Inc. *	4,379	100,498
UniFirst Corp.	946	105,564
United Stationers, Inc.	7,071	290,335
Verisk Analytics, Inc., Class A *	3,458	214,327
Viad Corp.	3,678	88,382
Waste Connections, Inc.	3,936	185,819
West Corp.	1,318	41,174

		5,999,253

Consumer Durables & Apparel 3.0%
Arctic Cat, Inc.	1,350	44,618
Brunswick Corp.	1,622	80,581
Callaway Golf Co.	8,784	65,089
Carter’s, Inc.	2,429	202,117
Columbia Sportswear Co.	2,250	101,363
Crocs, Inc. *	6,339	84,182
Deckers Outdoor Corp. *	1,913	185,025
Ethan Allen Interiors, Inc.	2,708	80,184
G-III Apparel Group Ltd. *	969	85,747
Hanesbrands, Inc.	2,807	324,826
Helen of Troy Ltd. *	1,655	107,012
Iconix Brand Group, Inc. *	707	28,570
JAKKS Pacific, Inc. *(d)	9,454	69,581
KB Home	4,635	81,437
La-Z-Boy, Inc.	4,251	110,484
Lennar Corp., Class A	4,237	200,156
M.D.C Holdings, Inc.	3,352	88,191
Meritage Homes Corp. *	1,421	55,732
Michael Kors Holdings Ltd. *	1,337	102,561
Oxford Industries, Inc.	423	28,015
Polaris Industries, Inc.	1,837	287,876
PulteGroup, Inc.	9,367	202,608
Quiksilver, Inc. *(d)	22,917	46,751
Skechers U.S.A., Inc., Class A *	2,584	158,684
Steven Madden Ltd. *	2,406	82,045
Sturm Ruger & Co., Inc. (d)	558	21,254
Tempur Sealy International, Inc. *	3,807	217,189
Toll Brothers, Inc. *	4,302	150,527
Under Armour, Inc., Class A *	1,809	131,134
Wolverine World Wide, Inc.	5,933	181,016

		3,604,555

Consumer Services 4.5%
Aramark	1,442	43,837
Bob Evans Farms, Inc.	4,446	241,685
Boyd Gaming Corp. *	9,115	116,490
Buffalo Wild Wings, Inc. *	472	80,339
Burger King Worldwide, Inc.	2,960	107,566
Capella Education Co.	1,256	85,634
Career Education Corp. *	34,606	202,791
Choice Hotels International, Inc.	1,906	105,611
Churchill Downs, Inc.	294	28,309
Cracker Barrel Old Country Store, Inc.	1,371	175,502
DineEquity, Inc.	946	93,966
Domino’s Pizza, Inc.	2,415	226,648
Dunkin’ Brands Group, Inc.	2,051	99,166
Hilton Worldwide Holdings, Inc. *	1,374	36,026
Houghton Mifflin Harcourt Co. *	2,027	38,959
Hyatt Hotels Corp., Class A *	2,085	122,869
International Speedway Corp., Class A	2,966	92,776
ITT Educational Services, Inc. *(d)	14,308	118,899
Jack in the Box, Inc.	3,610	268,945
Life Time Fitness, Inc. *	2,405	133,189
Marriott Vacations Worldwide Corp.	2,003	147,241
Norwegian Cruise Line Holdings Ltd. *	1,204	52,844
Panera Bread Co., Class A *	1,094	183,136
Papa John’s International, Inc.	2,182	115,166
Penn National Gaming, Inc. *	11,778	167,248
Pinnacle Entertainment, Inc. *	3,224	80,245
Red Robin Gourmet Burgers, Inc. *	1,314	88,498
Regis Corp. *	11,861	196,181
Ruby Tuesday, Inc. *	16,248	135,508
Scientific Games Corp., Class A *	2,827	42,801
SeaWorld Entertainment, Inc.	5,619	93,781
Six Flags Entertainment Corp.	2,504	101,788
Sonic Corp.	4,690	127,521
Sotheby’s	2,378	96,095
Steiner Leisure Ltd. *	1,483	65,652
Strayer Education, Inc. *	3,784	286,411
Texas Roadhouse, Inc.	4,614	152,539
The Cheesecake Factory, Inc.	4,965	240,455
The Wendy’s Co.	25,477	222,159
Vail Resorts, Inc.	1,776	155,649
Weight Watchers International, Inc. *(d)	8,486	246,094

		5,416,219

Diversified Financials 3.2%
Affiliated Managers Group, Inc. *	832	169,387
BGC Partners, Inc., Class A	4,040	35,188
Cash America International, Inc.	3,608	88,071
CBOE Holdings, Inc.	2,645	158,462
Eaton Vance Corp.	7,329	306,279
Ezcorp, Inc., Class A *	8,297	90,354
Federated Investors, Inc., Class B	9,951	312,859
First Cash Financial Services, Inc. *	1,290	74,536
Greenhill & Co., Inc.	2,343	103,842
Intercontinental Exchange, Inc.	1,162	262,600
Investment Technology Group, Inc. *	4,191	82,772
Janus Capital Group, Inc.	14,475	227,547
Lazard Ltd., Class A	2,880	148,378
LPL Financial Holdings, Inc.	3,342	142,603
MSCI, Inc.	3,942	190,635
Nelnet, Inc., Class A	1,569	71,923
PRA Group, Inc. *	580	33,942
Raymond James Financial, Inc.	4,063	228,747
Santander Consumer USA Holdings, Inc.	4,300	79,937
SEI Investments Co.	7,465	295,838
SLM Corp.	23,336	225,892
Stifel Financial Corp. *	1,569	76,144
TD Ameritrade Holding Corp.	7,906	273,627
Waddell & Reed Financial, Inc., Class A	3,224	155,010
World Acceptance Corp. *(d)	1,233	94,115

		3,928,688

 3

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 4.0%
Alon USA Energy, Inc.	2,050	28,618
Atwood Oceanics, Inc. *	2,601	83,466
Basic Energy Services, Inc. *	2,887	25,781
Bill Barrett Corp. *	5,002	50,670
Bristow Group, Inc.	1,941	124,418
C&J Energy Services, Inc. *	1,032	15,635
Cabot Oil & Gas Corp.	5,430	179,407
CARBO Ceramics, Inc. (d)	839	31,916
Cloud Peak Energy, Inc. *	8,084	94,340
Comstock Resources, Inc.	3,826	33,898
Concho Resources, Inc. *	1,468	139,827
Continental Resources, Inc. *	371	15,204
CVR Energy, Inc. (d)	687	31,973
Delek US Holdings, Inc.	6,170	184,483
Dril-Quip, Inc. *	1,068	85,173
Energy XXI Ltd. (d)	6,260	25,103
EXCO Resources, Inc. (d)	22,234	65,368
Exterran Holdings, Inc.	5,762	193,027
Forest Oil Corp. *	83,595	47,649
Forum Energy Technologies, Inc. *	1,020	24,490
Frontline Ltd. *	50,407	62,505
Golar LNG Ltd.	530	22,006
Green Plains, Inc.	2,818	84,568
Gulfmark Offshore, Inc., Class A	1,641	42,748
Helix Energy Solutions Group, Inc. *	8,711	199,221
Hercules Offshore, Inc. *(d)	23,022	28,547
Hornbeck Offshore Services, Inc. *	1,744	46,286
ION Geophysical Corp. *	15,334	37,875
Key Energy Services, Inc. *	23,501	44,182
Matrix Service Co. *	2,257	47,668
McDermott International, Inc. *	45,374	161,078
Newpark Resources, Inc. *	6,852	71,740
Nordic American Tankers Ltd. (d)	7,808	69,960
North Atlantic Drilling Ltd. (d)	4,152	10,089
Parker Drilling Co. *	13,798	48,983
PBF Energy, Inc., Class A	1,446	40,864
PDC Energy, Inc. *	1,079	31,841
Penn Virginia Corp. *	6,332	32,483
Pioneer Energy Services Corp. *	6,082	36,735
Quicksilver Resources, Inc. *(d)	50,533	15,210
Range Resources Corp.	2,706	177,649
Rosetta Resources, Inc. *	1,774	52,191
Rowan Cos. plc, Class A	9,294	202,330
RPC, Inc.	1,579	20,985
SandRidge Energy, Inc. *(d)	31,144	87,515
SemGroup Corp., Class A	2,588	191,486
Ship Finance International Ltd.	5,179	85,971
SM Energy Co.	2,601	113,013
Stone Energy Corp. *	3,797	59,993
Superior Energy Services, Inc.	8,177	157,898
Swift Energy Co. *(d)	9,840	44,280
Targa Resources Corp.	1,413	161,280
Teekay Corp.	3,258	161,988
TETRA Technologies, Inc. *	8,211	52,140
Tidewater, Inc.	5,365	165,832
Ultra Petroleum Corp. *(d)	5,465	108,480
Unit Corp. *	3,694	141,185
W&T Offshore, Inc.	5,761	43,380
Whiting Petroleum Corp. *	3,815	159,353

		4,801,984

Food & Staples Retailing 0.8%
Ingles Markets, Inc., Class A	1,943	52,733
PriceSmart, Inc.	770	74,659
Rite Aid Corp. *	21,524	117,951
Roundy’s, Inc. *	15,388	62,014
SpartanNash Co.	3,478	81,142
The Andersons, Inc.	2,639	142,612
The Fresh Market, Inc. *	2,079	85,156
The Pantry, Inc. *	12,430	330,016

		946,283

Food, Beverage & Tobacco 2.6%
B&G Foods, Inc.	2,525	72,265
Cal-Maine Foods, Inc. (d)	2,484	104,030
Chiquita Brands International, Inc. *	14,980	216,611
Darling Ingredients, Inc. *	6,001	111,618
Dean Foods Co.	23,636	402,994
Flowers Foods, Inc.	11,136	217,152
Fresh Del Monte Produce, Inc.	7,501	253,234
J&J Snack Foods Corp.	855	89,818
Keurig Green Mountain, Inc.	1,430	203,260
Lancaster Colony Corp.	1,483	139,254
Pilgrim’s Pride Corp. *(d)	2,804	90,569
Pinnacle Foods, Inc.	942	32,056
Post Holdings, Inc. *	2,794	111,760
Sanderson Farms, Inc. (d)	2,069	179,610
Seaboard Corp. *	39	134,550
Snyder’s-Lance, Inc.	3,245	98,259
The Hain Celestial Group, Inc. *	1,032	116,843
The WhiteWave Foods Co. *	4,129	151,245
TreeHouse Foods, Inc. *	1,886	152,672
Universal Corp.	4,963	198,470
Vector Group Ltd.	4,647	101,072

		3,177,342

Health Care Equipment & Services 5.4%
Air Methods Corp. *	688	30,533
Alere, Inc. *	4,798	191,392
Align Technology, Inc. *	533	30,328
Allscripts Healthcare Solutions, Inc. *	6,421	77,180
Amedisys, Inc. *	8,407	213,706
Amsurg Corp. *	2,087	107,627
Analogic Corp.	880	64,099
BioScrip, Inc. *	3,561	23,075
Brookdale Senior Living, Inc. *	4,968	175,967
Centene Corp. *	3,661	361,597
Cerner Corp. *	4,707	303,131
Chemed Corp.	2,096	230,791
CONMED Corp.	1,765	74,889
Edwards Lifesciences Corp. *	2,522	327,053
Envision Healthcare Holdings, Inc. *	1,009	35,678
Gentiva Health Services, Inc. *	5,002	97,089
Greatbatch, Inc. *	1,401	69,448
Haemonetics Corp. *	2,863	105,731
Hanger, Inc. *	2,228	47,791
HealthSouth Corp.	3,357	138,073
Healthways, Inc. *	5,141	80,097
Hill-Rom Holdings, Inc.	5,223	239,005
Hologic, Inc. *	9,148	245,166

4

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
IDEXX Laboratories, Inc. *	1,902	284,064
Integra LifeSciences Holdings Corp. *	1,397	68,788
Invacare Corp.	7,464	112,930
Kindred Healthcare, Inc.	11,490	228,536
Masimo Corp. *	2,989	78,461
MEDNAX, Inc. *	3,826	250,450
Molina Healthcare, Inc. *	3,847	196,659
MWI Veterinary Supply, Inc. *	574	93,803
Orthofix International N.V. *	916	25,575
PharMerica Corp. *	5,009	109,246
Quality Systems, Inc.	2,404	35,411
ResMed, Inc. (d)	4,514	240,145
Select Medical Holdings Corp.	6,724	97,027
Sirona Dental Systems, Inc. *	1,432	123,710
STERIS Corp.	4,157	265,009
Team Health Holdings, Inc. *	465	26,579
Teleflex, Inc.	2,241	267,015
The Cooper Cos., Inc.	1,230	207,747
The Ensign Group, Inc.	684	26,963
Thoratec Corp. *	1,359	42,387
Triple-S Management Corp., Class B *	3,046	70,424
VCA, Inc. *	4,622	218,759
West Pharmaceutical Services, Inc.	2,794	145,316

		6,484,450

Household & Personal Products 0.3%
Elizabeth Arden, Inc. *	2,772	48,177
Nu Skin Enterprises, Inc., Class A (d)	3,179	132,882
Spectrum Brands Holdings, Inc.	1,037	95,373
WD-40 Co.	826	62,859

		339,291

Insurance 5.2%
Alleghany Corp. *	439	200,421
Allied World Assurance Co. Holdings AG	8,015	302,165
American Equity Investment Life Holding Co.	4,105	110,835
Argo Group International Holdings Ltd.	2,257	127,385
Arthur J. Gallagher & Co.	5,822	279,165
Aspen Insurance Holdings Ltd.	6,484	286,787
Assured Guaranty Ltd.	6,759	172,760
Brown & Brown, Inc.	5,294	170,467
CNO Financial Group, Inc.	15,969	276,902
Employers Holdings, Inc.	2,177	44,150
Endurance Specialty Holdings Ltd.	5,991	353,349
First American Financial Corp.	9,676	309,729
Horace Mann Educators Corp.	2,343	73,336
Infinity Property & Casualty Corp.	1,827	132,750
Kemper Corp.	6,747	237,899
Markel Corp. *	313	218,092
Mercury General Corp.	3,145	173,478
Montpelier Re Holdings Ltd.	3,058	104,125
Old Republic International Corp.	17,682	267,529
Platinum Underwriters Holdings Ltd.	4,878	361,801
Primerica, Inc.	6,104	320,033
ProAssurance Corp.	3,396	153,126
Protective Life Corp.	5,059	352,663
RLI Corp.	3,404	156,346
Safety Insurance Group, Inc.	1,394	82,971
Selective Insurance Group, Inc.	4,137	110,747
StanCorp Financial Group, Inc.	3,653	241,463
Stewart Information Services Corp.	2,259	80,172
Symetra Financial Corp.	3,480	78,857
The Hanover Insurance Group, Inc.	3,549	252,973
Validus Holdings Ltd.	6,711	278,506

		6,310,982

Materials 5.7%
A. Schulman, Inc.	3,900	149,214
AK Steel Holding Corp. *	25,295	149,746
Axiall Corp.	3,500	151,480
Berry Plastics Group, Inc. *	2,149	62,192
Boise Cascade Co. *	1,179	42,079
Cabot Corp.	4,952	213,332
Calgon Carbon Corp. *	1,429	29,166
Carpenter Technology Corp.	3,043	153,428
Century Aluminum Co. *	5,957	164,711
Chemtura Corp. *	8,481	197,607
Clearwater Paper Corp. *	1,538	101,908
Coeur Mining, Inc. *	12,095	49,710
Compass Minerals International, Inc.	1,900	165,395
Cytec Industries, Inc.	5,748	276,479
Eagle Materials, Inc.	968	79,754
Ferro Corp. *	7,970	102,574
Globe Specialty Metals, Inc.	1,440	24,955
Graphic Packaging Holding Co. *	18,538	230,798
Greif, Inc., Class A	3,894	170,752
H.B. Fuller Co.	3,708	160,149
Hecla Mining Co.	23,660	55,838
Innophos Holdings, Inc.	2,214	119,733
Innospec, Inc.	1,893	81,134
Intrepid Potash, Inc. *	1,932	27,570
Kaiser Aluminum Corp.	1,999	145,487
KapStone Paper & Packaging Corp. *	2,631	78,588
Koppers Holdings, Inc.	2,025	59,090
Kraton Performance Polymers, Inc. *	3,948	72,643
Louisiana-Pacific Corp. *	5,137	78,288
LSB Industries, Inc. *	820	27,117
Martin Marietta Materials, Inc.	2,391	287,016
Materion Corp.	2,646	92,001
Minerals Technologies, Inc.	2,268	168,354
Myers Industries, Inc.	2,808	45,686
NewMarket Corp.	466	183,474
Olin Corp.	7,420	186,687
OM Group, Inc.	3,568	97,085
P.H. Glatfelter Co.	4,792	121,333
PolyOne Corp.	3,654	136,294
Quaker Chemical Corp.	386	31,432
Resolute Forest Products, Inc. *	16,770	280,898
RTI International Metals, Inc. *	1,827	41,893
Schnitzer Steel Industries, Inc., Class A	10,332	235,570
Schweitzer-Mauduit International, Inc.	2,168	92,725
Sensient Technologies Corp.	3,482	205,264
Silgan Holdings, Inc.	3,936	198,611
Stepan Co.	1,905	78,867
Stillwater Mining Co. *	5,261	69,077
SunCoke Energy, Inc.	4,277	86,951
The Scotts Miracle-Gro Co., Class A	3,710	226,421

 5

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tredegar Corp.	2,788	51,132
Tronox Ltd., Class A	1,917	43,228
W.R. Grace & Co. *	1,347	129,406
Walter Energy, Inc. (d)	32,422	103,102
Westlake Chemical Corp.	1,394	88,658
Worthington Industries, Inc.	3,963	149,445

		6,851,527

Media 2.3%
AMC Networks, Inc., Class A *	1,204	78,091
Central European Media Enterprises Ltd., Class A *(d)	12,038	34,068
Cinemark Holdings, Inc.	7,587	275,484
Dex Media, Inc. *(d)	28,053	240,134
DreamWorks Animation SKG, Inc., Class A *	6,018	143,469
John Wiley & Sons, Inc., Class A	2,966	177,130
Lamar Advertising Co., Class A	4,075	217,157
Liberty Media Corp., Class A *	1,278	46,992
Liberty Media Corp., Class C *	1,592	58,156
Lions Gate Entertainment Corp.	2,756	93,428
Live Nation Entertainment, Inc. *	6,985	187,198
Loral Space & Communications, Inc. *	913	71,661
Meredith Corp.	3,516	185,575
Morningstar, Inc.	365	24,360
National CineMedia, Inc.	5,002	70,828
Regal Entertainment Group, Class A	8,960	206,886
Scholastic Corp.	5,839	207,285
Sinclair Broadcast Group, Inc., Class A (d)	2,706	78,907
Sirius XM Holdings, Inc. *	27,529	99,930
The Madison Square Garden Co., Class A *	1,655	120,881
The New York Times Co., Class A	11,176	141,823

		2,759,443

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Alexion Pharmaceuticals, Inc. *	531	103,492
Bio-Rad Laboratories, Inc., Class A *	1,230	146,112
Bio-Techne Corp.	1,317	120,650
Bruker Corp. *	3,310	63,486
Charles River Laboratories International, Inc. *	4,165	269,684
Cubist Pharmaceuticals, Inc. *	1,141	86,499
Illumina, Inc. *	958	182,872
Impax Laboratories, Inc. *	3,704	118,343
Mallinckrodt plc *	1,749	161,293
Myriad Genetics, Inc. *(d)	2,360	79,131
PAREXEL International Corp. *	1,859	108,770
PDL BioPharma, Inc. (d)	14,486	119,654
PerkinElmer, Inc.	5,428	246,811
Perrigo Co., plc	1,733	277,609
QIAGEN N.V. *	6,987	167,199
Quintiles Transnational Holdings, Inc. *	527	30,471
United Therapeutics Corp. *	738	97,837

		2,379,913

Real Estate 9.4%
AG Mortgage Investment Trust, Inc.	1,831	36,162
Alexandria Real Estate Equities, Inc.	2,334	200,537
American Campus Communities, Inc.	2,737	109,480
American Capital Mortgage Investment Corp.	3,152	63,261
Anworth Mortgage Asset Corp.	16,683	90,088
Ashford Hospitality Trust, Inc.	5,957	62,429
BioMed Realty Trust, Inc.	6,899	147,984
Brandywine Realty Trust	11,090	171,451
Camden Property Trust	3,052	234,027
Capstead Mortgage Corp.	8,236	107,150
CBL & Associates Properties, Inc.	9,693	188,529
CBRE Group, Inc., Class A *	7,422	250,418
Chimera Investment Corp.	44,239	149,528
Columbia Property Trust, Inc.	4,080	102,816
Corporate Office Properties Trust	5,674	159,496
Corrections Corp. of America	8,328	301,890
Cousins Properties, Inc.	5,330	65,239
CYS Investments, Inc.	11,721	108,185
DCT Industrial Trust, Inc.	2,937	100,231
DDR Corp.	10,340	189,532
DiamondRock Hospitality Co.	9,349	139,581
Digital Realty Trust, Inc.	4,548	319,588
Douglas Emmett, Inc.	5,051	140,620
Duke Realty Corp.	15,850	308,124
EastGroup Properties, Inc.	1,072	72,060
EPR Properties	2,303	128,945
Equity Commonwealth	8,210	208,780
Equity LifeStyle Properties, Inc.	1,741	86,371
Equity One, Inc.	1,320	31,984
Essex Property Trust, Inc.	1,305	264,145
Extra Space Storage, Inc.	1,656	98,151
Federal Realty Investment Trust	1,913	253,779
Franklin Street Properties Corp.	2,685	32,274
Glimcher Realty Trust	6,028	82,945
Government Properties Income Trust	1,334	30,308
Hatteras Financial Corp.	6,807	130,422
Healthcare Realty Trust, Inc.	3,912	103,316
Healthcare Trust of America, Inc., Class A	2,641	33,699
Hersha Hospitality Trust	4,473	33,145
Highwoods Properties, Inc.	3,855	166,382
Home Properties, Inc.	2,257	147,134
Inland Real Estate Corp.	4,879	52,644
Invesco Mortgage Capital, Inc.	6,349	104,949
Investors Real Estate Trust	3,399	27,736
iStar Financial, Inc. *	9,399	134,312
Jones Lang LaSalle, Inc.	2,223	323,802
Kilroy Realty Corp.	1,999	137,291
LaSalle Hotel Properties	3,310	133,625
Lexington Realty Trust	10,660	117,260
Liberty Property Trust	7,248	256,434
Mack-Cali Realty Corp.	11,234	215,918
Medical Properties Trust, Inc.	2,399	33,250
MFA Financial, Inc.	23,587	197,659
Mid-America Apartment Communities, Inc.	1,732	127,579
National Retail Properties, Inc.	3,198	123,219
NorthStar Realty Finance Corp.	3,508	64,091
Omega Healthcare Investors, Inc.	2,751	105,143

6

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pennsylvania Real Estate Investment Trust	4,707	110,003
PennyMac Mortgage Investment Trust	1,772	38,399
Piedmont Office Realty Trust, Inc., Class A	14,514	272,863
Post Properties, Inc.	1,655	96,950
Potlatch Corp.	2,464	102,379
PS Business Parks, Inc.	789	64,217
Realty Income Corp.	3,568	165,769
Redwood Trust, Inc.	5,674	110,927
Regency Centers Corp.	3,772	231,903
Retail Properties of America, Inc., Class A	9,122	146,591
RLJ Lodging Trust	3,526	116,111
Ryman Hospitality Properties, Inc. (d)	1,672	87,078
Sabra Health Care REIT, Inc.	3,489	98,774
Senior Housing Properties Trust	7,056	158,972
SL Green Realty Corp.	2,052	238,319
Sovran Self Storage, Inc.	1,007	85,615
Starwood Property Trust, Inc.	3,417	82,213
Sun Communities, Inc.	1,370	80,679
Sunstone Hotel Investors, Inc.	5,945	95,179
Tanger Factory Outlet Centers, Inc.	2,391	87,463
Taubman Centers, Inc.	1,913	152,064
The Geo Group, Inc.	3,224	129,895
Two Harbors Investment Corp.	3,670	38,572
UDR, Inc.	9,020	277,636
Washington Real Estate Investment Trust	4,674	125,590
Weingarten Realty Investors	6,614	240,750
WP Carey, Inc.	1,692	115,293

		11,355,302

Retailing 5.5%
Aeropostale, Inc. *	43,089	149,950
ANN, Inc. *	6,123	224,898
Asbury Automotive Group, Inc. *	2,343	177,389
Ascena Retail Group, Inc. *	9,866	132,106
Barnes & Noble, Inc. *	9,140	213,510
Brown Shoe Co., Inc.	5,007	164,029
Burlington Stores, Inc. *	1,835	81,969
Cabela’s, Inc. *	1,640	88,954
Chico’s FAS, Inc.	16,408	260,395
DSW, Inc., Class A	4,849	172,042
Express, Inc. *	8,214	122,799
Five Below, Inc. *	757	35,322
Fred’s, Inc., Class A	10,048	155,744
Genesco, Inc. *	2,171	176,654
GNC Holdings, Inc., Class A	4,370	193,241
Group 1 Automotive, Inc.	3,400	304,334
hhgregg, Inc. *(d)	6,455	40,989
Hibbett Sports, Inc. *	1,739	87,246
HSN, Inc.	2,264	165,114
Lithia Motors, Inc., Class A	1,290	94,828
LKQ Corp. *	8,234	239,198
Lumber Liquidators Holdings, Inc. *	787	50,045
Monro Muffler Brake, Inc.	1,397	76,542
Netflix, Inc. *	435	150,767
Nutrisystem, Inc.	5,742	108,926
Office Depot, Inc. *	51,017	338,243
Outerwall, Inc. *(d)	2,095	147,237
Penske Automotive Group, Inc.	4,363	206,588
Pier 1 Imports, Inc.	6,478	89,396
Pool Corp.	2,369	140,742
Sally Beauty Holdings, Inc. *	4,548	143,944
Sears Hometown & Outlet Stores, Inc. *	4,782	62,788
Select Comfort Corp. *	3,280	86,395
Sonic Automotive, Inc., Class A	7,240	186,720
Stage Stores, Inc.	6,956	142,528
Stein Mart, Inc.	2,138	30,360
The Bon-Ton Stores, Inc. (d)	4,879	41,081
The Buckle, Inc. (d)	2,990	153,058
The Cato Corp., Class A	3,580	143,630
The Children’s Place, Inc.	3,974	222,782
The Finish Line, Inc., Class A	5,628	160,623
The Men’s Wearhouse, Inc.	5,362	250,513
The Pep Boys-Manny, Moe & Jack *	9,430	91,848
TripAdvisor, Inc. *	722	53,175
Tuesday Morning Corp. *	1,995	42,493
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,528	193,277
Vitamin Shoppe, Inc. *	1,655	79,208

		6,673,620

Semiconductors & Semiconductor Equipment 4.0%
Advanced Energy Industries, Inc. *	1,615	32,994
Advanced Micro Devices, Inc. *(d)	62,493	174,355
Amkor Technology, Inc. *	13,369	89,439
Atmel Corp. *	32,640	258,182
Brooks Automation, Inc.	7,603	89,031
Cabot Microelectronics Corp. *	2,190	103,587
Cirrus Logic, Inc. *	4,025	73,617
Cree, Inc. *	2,516	91,431
Cypress Semiconductor Corp. *	18,909	200,435
Diodes, Inc. *	2,372	63,072
Entegris, Inc. *	8,641	116,394
Fairchild Semiconductor International, Inc. *	13,160	212,271
First Solar, Inc. *	3,791	185,001
Freescale Semiconductor Ltd. *	1,697	36,808
Integrated Device Technology, Inc. *	9,387	175,161
International Rectifier Corp. *	4,167	166,180
Intersil Corp., Class A	14,052	184,222
Micrel, Inc.	5,010	65,381
Microsemi Corp. *	2,926	79,587
MKS Instruments, Inc.	3,945	143,756
OmniVision Technologies, Inc. *	4,312	124,660
ON Semiconductor Corp. *	25,804	233,010
Photronics, Inc. *	7,931	71,538
PMC-Sierra, Inc. *	11,606	94,589
Power Integrations, Inc.	507	25,431
RF Micro Devices, Inc. *	13,228	193,261
Silicon Laboratories, Inc. *	3,826	173,509
Skyworks Solutions, Inc.	4,225	285,061
Spansion, Inc., Class A *	4,800	112,176
SunEdison, Inc. *	11,795	255,362
Synaptics, Inc. *	1,340	84,407
Teradyne, Inc.	9,982	198,143
Tessera Technologies, Inc.	2,880	98,438
TriQuint Semiconductor, Inc. *	7,729	188,356

 7

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Veeco Instruments, Inc. *	2,788	104,299

		4,783,144

Software & Services 6.2%
ACI Worldwide, Inc. *	1,511	29,389
Acxiom Corp. *	5,681	108,109
Akamai Technologies, Inc. *	4,633	299,338
ANSYS, Inc. *	1,476	123,276
Cadence Design Systems, Inc. *	4,449	83,953
Cimpress N.V. *(d)	2,161	144,982
Compuware Corp.	19,929	205,667
Convergys Corp.	14,228	296,654
Conversant, Inc. *	5,499	192,575
CSG Systems International, Inc.	3,286	82,544
Digital River, Inc. *	4,372	111,005
DST Systems, Inc.	3,225	320,081
EarthLink Holdings Corp.	40,022	175,697
Equinix, Inc.	880	199,910
Euronet Worldwide, Inc. *	1,827	106,094
FactSet Research Systems, Inc.	1,656	226,971
Fair Isaac Corp.	2,931	210,387
FleetCor Technologies, Inc. *	528	80,198
Gartner, Inc. *	2,021	172,755
Genpact Ltd. *	8,326	150,035
Global Cash Access Holdings, Inc. *	7,673	54,478
Global Payments, Inc.	3,224	278,425
Heartland Payment Systems, Inc.	2,515	137,118
Informatica Corp. *	2,132	77,562
j2 Global, Inc.	1,573	88,937
Jack Henry & Associates, Inc.	2,970	182,536
Manhattan Associates, Inc. *	2,515	99,493
ManTech International Corp., Class A	5,083	153,100
MAXIMUS, Inc.	3,080	161,361
Mentor Graphics Corp.	3,052	67,785
Monster Worldwide, Inc. *	27,071	117,759
NeuStar, Inc., Class A *(d)	5,114	139,357
Nuance Communications, Inc. *	6,755	102,203
Progress Software Corp. *	4,674	120,543
PTC, Inc. *	3,396	132,682
Rackspace Hosting, Inc. *	2,574	118,172
Red Hat, Inc. *	2,409	149,719
Rovi Corp. *	3,654	81,411
salesforce.com, Inc. *	2,348	140,575
Sapient Corp. *	5,313	131,231
Solera Holdings, Inc.	1,483	78,110
Sykes Enterprises, Inc. *	4,879	113,046
Synopsys, Inc. *	4,879	211,700
Take-Two Interactive Software, Inc. *	4,864	134,538
TeleTech Holdings, Inc. *	2,515	58,776
TIBCO Software, Inc. *	8,239	197,983
Unisys Corp. *	5,760	153,907
Vantiv, Inc., Class A *	1,268	42,782
VeriFone Systems, Inc. *	2,814	100,347
VeriSign, Inc. *	5,104	306,750
VMware, Inc., Class A *	788	69,313
WebMD Health Corp. *	1,204	43,994
WEX, Inc. *	846	95,666

		7,460,979

Technology Hardware & Equipment 4.8%
ADTRAN, Inc.	5,248	109,631
ARRIS Group, Inc. *	5,120	152,422
Belden, Inc.	1,934	141,240
Benchmark Electronics, Inc. *	9,937	236,302
Brocade Communications Systems, Inc.	24,900	281,619
CDW Corp.	1,436	50,375
Checkpoint Systems, Inc. *	2,548	32,513
Cognex Corp. *	1,661	67,619
Coherent, Inc. *	1,773	98,153
CommScope Holding Co., Inc. *	1,655	36,741
Comtech Telecommunications Corp.	3,316	131,612
Diebold, Inc.	6,971	252,211
Dolby Laboratories, Inc., Class A	2,757	122,356
EchoStar Corp., Class A *	2,009	108,245
Electronics For Imaging, Inc. *	2,171	96,501
Emulex Corp. *	12,808	69,291
F5 Networks, Inc. *	2,085	269,361
Fabrinet *	1,763	29,566
FEI Co.	774	66,285
Finisar Corp. *	4,018	68,507
FLIR Systems, Inc.	7,710	244,638
Insight Enterprises, Inc. *	9,026	211,479
InterDigital, Inc.	2,794	139,365
Itron, Inc. *	4,621	186,688
JDS Uniphase Corp. *	11,137	148,568
Knowles Corp. *	1,735	36,244
Littelfuse, Inc.	860	82,672
MTS Systems Corp.	946	62,748
National Instruments Corp.	4,019	129,372
NCR Corp. *	8,039	238,356
NETGEAR, Inc. *	2,858	99,230
OSI Systems, Inc. *	918	64,783
Plantronics, Inc.	2,460	128,338
Plexus Corp. *	4,663	181,904
Polycom, Inc. *	14,947	196,852
QLogic Corp. *	20,546	237,101
Riverbed Technology, Inc. *	1,401	28,966
Rofin-Sinar Technologies, Inc. *	3,437	92,524
Sanmina Corp. *	12,905	317,463
ScanSource, Inc. *	4,019	156,178
Trimble Navigation Ltd. *	4,710	132,469
TTM Technologies, Inc. *	4,162	28,135
ViaSat, Inc. *	1,101	72,996
Zebra Technologies Corp., Class A *	3,173	232,105

		5,869,724

Telecommunication Services 1.0%
Cincinnati Bell, Inc. *	37,401	133,148
Consolidated Communications Holdings, Inc.	3,960	108,544
Inteliquent, Inc.	2,101	38,700
Intelsat S.A. *	4,317	76,022
Level 3 Communications, Inc. *	9,157	457,850
NTELOS Holdings Corp. (d)	4,659	39,136
SBA Communications Corp., Class A *	1,655	201,364
Spok Holdings, Inc.	2,598	41,204
T-Mobile US, Inc. *	3,835	111,944

8

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vonage Holdings Corp. *	9,857	33,612

		1,241,524

Transportation 4.4%
Alaska Air Group, Inc.	5,542	327,144
Allegiant Travel Co.	601	84,296
AMERCO	329	91,528
American Airlines Group, Inc.	3,294	159,858
ArcBest Corp.	3,208	139,291
Atlas Air Worldwide Holdings, Inc. *	3,460	157,949
Con-way, Inc.	5,794	287,035
Copa Holdings S.A., Class A	1,160	129,816
Delta Air Lines, Inc.	5,586	260,699
Forward Air Corp.	1,913	93,660
Genesee & Wyoming, Inc., Class A *	739	72,858
Hawaiian Holdings, Inc. *	4,674	94,835
Heartland Express, Inc.	3,803	100,894
Hub Group, Inc., Class A *	3,657	137,576
JetBlue Airways Corp. *	20,876	305,416
Kirby Corp. *	1,693	162,765
Knight Transportation, Inc.	4,962	165,086
Landstar System, Inc.	3,477	279,481
Matson, Inc.	5,621	197,915
Navios Maritime Holdings, Inc.	5,415	26,209
Old Dominion Freight Line, Inc. *	2,184	176,991
Republic Airways Holdings, Inc. *	14,325	190,236
Saia, Inc. *	1,616	89,640
SkyWest, Inc.	23,258	290,725
Southwest Airlines Co.	9,154	382,820
Spirit Airlines, Inc. *	740	61,191
Swift Transportation Co. *	3,912	113,722
United Continental Holdings, Inc. *	4,757	291,271
UTi Worldwide, Inc. *	18,620	219,716
Werner Enterprises, Inc.	7,009	217,419

		5,308,042

Utilities 4.0%
ALLETE, Inc.	2,637	134,408
American States Water Co.	1,931	67,373
Aqua America, Inc.	7,216	191,801
Atlantic Power Corp. (d)	26,908	61,350
Avista Corp.	5,932	204,357
Black Hills Corp.	2,966	160,194
California Water Service Group	3,138	78,670
Cleco Corp.	3,654	196,329
Dynegy, Inc. *	2,166	71,803
El Paso Electric Co.	3,783	143,111
Hawaiian Electric Industries, Inc. (d)	9,962	280,829
IDACORP, Inc.	3,310	205,584
ITC Holdings Corp.	4,707	178,819
MGE Energy, Inc.	2,389	105,140
New Jersey Resources Corp.	3,912	226,505
Northwest Natural Gas Co.	2,898	134,786
NorthWestern Corp.	3,362	178,959
Otter Tail Corp.	3,654	105,162
Piedmont Natural Gas Co., Inc.	6,276	235,224
PNM Resources, Inc.	7,587	219,720
Portland General Electric Co.	7,931	292,416
Questar Corp.	13,253	317,939
South Jersey Industries, Inc.	1,847	105,427
Southwest Gas Corp.	4,019	232,660
The Empire District Electric Co.	4,363	120,899
The Laclede Group, Inc.	2,952	149,755
UIL Holdings Corp.	4,078	162,304
WGL Holdings, Inc.	6,036	294,979

		4,856,503

Total Common Stock
(Cost $114,043,034)		120,482,133

Rights 0.0% of net assets

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(a)(b)	5,940	14,969

Total Rights
(Cost $14,969)		14,969

Other Investment Companies 1.9% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	337,860	337,860

Securities Lending Collateral 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	1,977,653	1,977,653

Total Other Investment Companies
(Cost $2,315,513)		2,315,513

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.03%, 12/18/14 (e)(f)	11,000	11,000

Total Short-Term Investment
(Cost $11,000)		11,000

End of Investments.

 9

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

At 11/30/14, the tax basis cost of the fund’s investments was $116,393,283 and the unrealized appreciation and depreciation were $11,811,328 and ($5,380,996), respectively, with a net unrealized appreciation of $6,430,332.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $14,969 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	All or a portion of this security is on loan. Securities on loan were valued at $1,917,410. Non-Cash Collateral pledged to the fund for securities on loan amounted to $79,855.
(e)	The rate shown is the purchase yield.
(f)	All or a portion of this security is held as collateral for open futures contracts.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 11/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, e-mini, Long, expires 12/19/14	1	117,160	208

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Futures contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that

10

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$120,482,133	$—	$—	$120,482,133
Rights[1]	—	—	14,969	14,969
Other Investment Companies[1]	2,315,513	—	—	2,315,513
Short-Term Investment[1]	—	11,000	—	11,000

Total	$122,797,646	$11,000	$14,969	$122,823,615

Other Financial Instruments
Futures Contracts[2]	$208	$—	$—	$208

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

 11

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	February 28,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Rights	$—	$—	$—	$14,969	$—	$—	$—	$14,969

Total	$—	$—	$—	$14,969	$—	$—	$—	$14,969

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2014.

REG79045NOV14

12

Schwab Strategic Trust
Schwab Fundamental International Large Company Index ETF

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.1%		Common Stock	179,120,611	174,900,061
0.4%		Preferred Stock	753,218	731,586
0.0%		Rights	51,587	56,205
1.0%		Other Investment Companies	1,669,678	1,670,808

100.5%		Total Investments	181,595,094	177,358,660
(0	.5)%	Other Assets and Liabilities, Net		(917,317)

100.0%		Net Assets		176,441,343

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Australia 5.1%

Banks 1.5%
Australia & New Zealand Banking Group Ltd.	21,983	598,899
Commonwealth Bank of Australia	10,809	744,681
National Australia Bank Ltd.	22,365	622,286
Westpac Banking Corp.	22,564	626,860

		2,592,726

Capital Goods 0.0%
Leighton Holdings Ltd.	2,795	48,021
UGL Ltd.	7,150	12,632

		60,653

Commercial & Professional Services 0.1%
Brambles Ltd.	17,365	144,060
Downer EDI Ltd.	12,545	46,041

		190,101

Consumer Services 0.1%
Crown Resorts Ltd.	3,640	44,675
Tabcorp Holdings Ltd.	32,122	111,858
Tatts Group Ltd.	29,250	85,130

		241,663

Diversified Financials 0.1%
Macquarie Group Ltd.	2,736	136,444

Energy 0.3%
Caltex Australia Ltd.	5,200	134,255
Origin Energy Ltd.	11,050	115,532
Santos Ltd.	7,150	61,635
Woodside Petroleum Ltd.	4,810	146,766
WorleyParsons Ltd.	4,485	42,567

		500,755

Food & Staples Retailing 0.6%
Metcash Ltd. (d)	35,750	79,638
Wesfarmers Ltd. *	16,841	595,381
Woolworths Ltd.	15,925	422,982

		1,098,001

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	8,660	67,557

Health Care Equipment & Services 0.1%
Sonic Healthcare Ltd.	4,550	67,766

Insurance 0.4%
AMP Ltd.	27,300	131,415
Insurance Australia Group Ltd.	17,225	93,649
QBE Insurance Group Ltd.	22,591	209,396
Suncorp Group Ltd.	21,190	259,349

		693,809

Materials 1.1%
Amcor Ltd.	11,570	120,080
Arrium Ltd.	65,000	13,315
BHP Billiton Ltd.	42,075	1,110,369
BlueScope Steel Ltd. *	24,180	102,156
Boral Ltd.	13,520	56,427
Incitec Pivot Ltd.	28,275	68,778
Newcrest Mining Ltd. *	11,375	100,386
Orica Ltd.	6,175	95,921
Rio Tinto Ltd.	6,110	308,200

		1,975,632

Media 0.0%
Fairfax Media Ltd.	71,825	45,364

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	2,210	155,746

Real Estate 0.2%
Lend Lease Group	8,125	106,309
Mirvac Group	33,735	50,531
Stockland	27,105	95,313
Westfield Corp.	22,165	156,829

		408,982

Software & Services 0.0%
Computershare Ltd.	3,380	33,320

Telecommunication Services 0.2%
Telstra Corp., Ltd.	68,250	331,450

Transportation 0.2%
Asciano Ltd.	13,000	65,242
Aurizon Holdings Ltd.	9,750	38,363
Qantas Airways Ltd. *	62,335	102,150
Toll Holdings Ltd.	15,730	75,720
Transurban Group	5,395	38,264

		319,739

Utilities 0.1%
AGL Energy Ltd.	7,241	81,022

		9,000,730

 1

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Austria 0.3%

Banks 0.1%
Erste Group Bank AG	7,302	198,264
Raiffeisen Bank International AG	1,300	26,968

		225,232

Capital Goods 0.0%
ANDRITZ AG	650	35,216

Energy 0.1%
OMV AG	4,825	139,911

Materials 0.1%
Voestalpine AG	3,120	129,911

Telecommunication Services 0.0%
Telekom Austria AG (d)	9,555	65,336

		595,606

Belgium 1.0%

Banks 0.1%
KBC Groep N.V. *	2,096	120,197

Food & Staples Retailing 0.2%
Colruyt S.A.	1,300	60,612
Delhaize Group S.A.	4,688	343,586

		404,198

Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	4,745	558,764

Insurance 0.1%
Ageas	3,900	139,829

Materials 0.2%
NV Bekaert S.A.	1,755	59,751
Solvay S.A.	715	98,495
Umicore S.A.	2,600	105,990

		264,236

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	845	66,450

Telecommunication Services 0.1%
Belgacom S.A.	4,030	159,487

		1,713,161

Canada 6.8%

Automobiles & Components 0.2%
Magna International, Inc. (d)	3,481	373,362

Banks 1.5%
Bank of Montreal	5,265	387,216
Canadian Imperial Bank of Commerce	3,185	297,453
National Bank of Canada	2,665	124,176
Royal Bank of Canada	10,985	801,151
The Bank of Nova Scotia	8,515	526,470
The Toronto-Dominion Bank	11,375	574,810

		2,711,276

Capital Goods 0.1%
Bombardier, Inc., B Shares	21,840	83,510
Finning International, Inc.	2,925	65,080
SNC-Lavalin Group, Inc.	1,300	49,275

		197,865

Consumer Services 0.1%
Tim Hortons, Inc.	1,186	99,134

Diversified Financials 0.1%
IGM Financial, Inc.	975	40,633
Onex Corp.	1,300	73,981

		114,614

Energy 1.7%
ARC Resources Ltd. (d)	2,210	52,408
Baytex Energy Corp. (d)	975	20,684
Bonavista Energy Corp. (d)	2,925	24,678
Cameco Corp.	3,055	56,961
Canadian Natural Resources Ltd.	10,270	341,898
Canadian Oil Sands Ltd. (d)	9,165	116,868
Cenovus Energy, Inc.	9,750	219,498
Crescent Point Energy Corp. (d)	1,950	50,757
Enbridge, Inc.	4,485	206,501
Encana Corp.	22,000	347,678
Enerplus Corp. (d)	4,875	63,447
Husky Energy, Inc. (d)	4,875	103,379
Imperial Oil Ltd.	3,380	146,968
Inter Pipeline Ltd.	975	27,893
Pacific Rubiales Energy Corp.	2,405	23,307
Pembina Pipeline Corp.	1,300	44,418
Pengrowth Energy Corp. (d)	11,375	37,110
Penn West Petroleum Ltd.	22,010	78,562
Suncor Energy, Inc. (d)	16,421	520,028
Talisman Energy, Inc.	21,125	100,970
TransCanada Corp.	7,150	341,432
Vermilion Energy, Inc.	650	30,372

		2,955,817

Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., B Shares	5,536	196,630
Empire Co., Ltd., A Shares	1,105	80,599
George Weston Ltd.	975	86,149
Loblaw Cos. Ltd.	3,859	208,171
Metro, Inc.	2,015	157,825

		729,374

Food, Beverage & Tobacco 0.0%
Saputo, Inc.	2,990	86,927

Insurance 0.6%
Fairfax Financial Holdings Ltd.	260	132,480
Great-West Lifeco, Inc.	2,080	61,784
Intact Financial Corp.	910	63,351
Manulife Financial Corp.	14,430	288,157
Power Corp. of Canada	6,175	175,624
Power Financial Corp.	2,730	85,593
Sun Life Financial, Inc. (d)	4,940	183,823

		990,812

Materials 0.6%
Agrium, Inc.	1,755	169,890
Barrick Gold Corp.	20,894	248,108
First Quantum Minerals Ltd.	3,575	58,316
Goldcorp, Inc.	5,135	100,876
Kinross Gold Corp. *	17,290	48,068
Potash Corp. of Saskatchewan, Inc.	9,443	325,546
Teck Resources Ltd., Class B	8,450	130,724

2

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yamana Gold, Inc.	5,005	18,128

		1,099,656

Media 0.1%
Quebecor, Inc., Class B	1,430	38,877
Shaw Communications, Inc., B Shares (d)	3,965	107,345
Yellow Media Ltd. *	1,993	36,268

		182,490

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Valeant Pharmaceuticals International, Inc. *	650	94,857

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A (d)	5,850	294,950

Retailing 0.1%
Canadian Tire Corp. Ltd., Class A	1,105	124,343
RONA, Inc.	6,500	78,154

		202,497

Software & Services 0.0%
CGI Group, Inc., Class A *	2,275	83,159

Technology Hardware & Equipment 0.2%
BlackBerry Ltd. *	33,020	343,159
Celestica, Inc. *	6,045	65,102

		408,261

Telecommunication Services 0.3%
BCE, Inc.	5,070	237,171
Rogers Communications, Inc., B Shares	4,095	164,374
TELUS Corp.	2,489	94,474

		496,019

Transportation 0.3%
Canadian National Railway Co.	5,533	394,164
Canadian Pacific Railway Ltd.	585	113,158

		507,322

Utilities 0.2%
Atco Ltd., Class I	975	40,787
Canadian Utilities Ltd., Class A	1,495	52,392
Emera, Inc.	1,170	40,428
Fortis, Inc. (d)	2,860	101,859
TransAlta Corp. (d)	5,590	54,613

		290,079

		11,918,471

Denmark 0.8%

Banks 0.1%
Danske Bank A/S	6,500	185,132

Capital Goods 0.1%
FLSmidth & Co. A/S (d)	910	38,573
Vestas Wind Systems A/S *	2,418	89,287

		127,860

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	1,105	98,676

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, B Shares	9,114	416,709

Telecommunication Services 0.1%
TDC A/S	17,550	142,606

Transportation 0.2%
AP Moller - Maersk A/S, A Shares	82	168,020
AP Moller - Maersk A/S, B Shares	141	294,818
DSV A/S	780	24,490

		487,328

		1,458,311

Finland 1.2%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	650	18,402

Capital Goods 0.2%
Kone Oyj, B Shares	1,560	71,957
Metso Oyj	2,925	90,906
Wartsila Oyj Abp	1,625	72,970
YIT Oyj (d)	3,445	23,556

		259,389

Energy 0.1%
Neste Oil Oyj	4,095	97,404

Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	3,640	142,079

Insurance 0.1%
Sampo Oyj, A Shares	3,055	151,084

Materials 0.2%
Stora Enso Oyj, R Shares	15,405	136,833
UPM-Kymmene Oyj	13,335	221,931

		358,764

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	1,690	58,107

Technology Hardware & Equipment 0.4%
Nokia Oyj	93,897	783,109

Telecommunication Services 0.0%
Elisa Oyj	2,470	71,807

Utilities 0.1%
Fortum Oyj	6,760	170,064

		2,110,209

France 10.7%

Automobiles & Components 0.4%
Faurecia	1,040	38,267
Peugeot S.A. *	21,205	272,282
Renault S.A.	3,835	308,464
Valeo S.A.	910	112,254

		731,267

Banks 0.9%
BNP Paribas S.A.	14,365	923,343
Credit Agricole S.A.	16,250	229,018
Societe Generale S.A.	9,230	458,997

		1,611,358

Capital Goods 1.5%
Airbus Group N.V.	2,508	153,188
Alstom S.A. *	4,290	150,416
Bouygues S.A.	7,571	285,558
Compagnie de Saint-Gobain	13,260	610,639

 3

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Eiffage S.A.	1,755	85,622
Legrand S.A.	2,015	105,918
Nexans S.A. *	1,300	42,688
Rexel S.A.	5,146	95,523
Safran S.A.	1,560	101,187
Schneider Electric SE	5,655	462,467
Thales S.A.	1,040	55,322
Vallourec S.A.	2,925	97,233
Vinci S.A.	8,580	465,020

		2,710,781

Commercial & Professional Services 0.0%
Teleperformance	594	41,580

Consumer Durables & Apparel 0.4%
Christian Dior S.A.	520	99,832
Kering	845	174,973
LVMH Moet Hennessy Louis Vuitton S.A.	1,973	355,418

		630,223

Consumer Services 0.1%
Accor S.A.	3,200	151,333
Sodexo S.A.	845	85,454

		236,787

Diversified Financials 0.0%
Wendel S.A.	325	38,389

Energy 1.8%
CGG S.A. *(d)	5,135	50,188
Technip S.A.	1,431	93,301
Total S.A.	54,381	3,050,055

		3,193,544

Food & Staples Retailing 0.4%
Carrefour S.A.	17,680	560,827
Casino Guichard Perrachon S.A.	1,560	150,701
Rallye S.A.	1,625	63,418

		774,946

Food, Beverage & Tobacco 0.3%
Danone S.A.	5,657	400,218
Pernod-Ricard S.A.	1,495	177,633

		577,851

Health Care Equipment & Services 0.1%
Essilor International S.A.	1,040	117,075

Household & Personal Products 0.1%
L’Oreal S.A.	1,430	244,588

Insurance 0.5%
AXA S.A.	27,950	676,493
CNP Assurances	2,470	45,850
SCOR SE	2,080	65,059

		787,402

Materials 0.4%
Air Liquide S.A.	3,065	386,683
Arkema S.A. (d)	975	66,511
Lafarge S.A.	3,640	259,472

		712,666

Media 0.1%
Eutelsat Communications S.A.	1,844	61,137
Publicis Groupe S.A.	1,300	95,715
Solocal Group *	32,500	23,621

		180,473

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	13,598	1,319,878

Real Estate 0.0%
Unibail-Rodamco SE	260	68,877

Software & Services 0.1%
AtoS	520	37,035
Cap Gemini S.A.	2,340	171,908

		208,943

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	24,245	86,534

Telecommunication Services 1.6%
Orange S.A.	106,573	1,881,950
Vivendi S.A. *	33,687	860,076

		2,742,026

Transportation 0.1%
Air France-KLM *(d)	16,445	173,768

Utilities 1.0%
Electricite de France S.A.	6,528	195,926
GDF Suez	41,180	1,017,243
Suez Environnement Co.	7,930	140,973
Veolia Environnement S.A.	19,116	349,481

		1,703,623

		18,892,579

Germany 8.7%

Automobiles & Components 1.2%
Bayerische Motoren Werke AG	4,550	521,564
Continental AG	910	191,949
Daimler AG - Reg’d	15,470	1,307,568
Volkswagen AG	390	88,439

		2,109,520

Banks 0.1%
Commerzbank AG *	6,825	104,696

Capital Goods 1.0%
Brenntag AG	1,950	107,668
GEA Group AG	1,690	80,966
HOCHTIEF AG	585	44,188
Kloeckner & Co. SE *	4,290	50,898
MAN SE	585	66,839
MTU Aero Engines AG	520	46,461
OSRAM Licht AG *	599	24,941
Rheinmetall AG	780	33,163
Siemens AG - Reg’d	10,270	1,218,342

		1,673,466

Commercial & Professional Services 0.0%
Bilfinger SE	791	46,968

Consumer Durables & Apparel 0.1%
adidas AG	2,189	176,015

Consumer Services 0.1%
TUI AG	5,525	94,569

Diversified Financials 0.3%
Deutsche Bank AG - Reg’d	13,747	450,464

4

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Deutsche Boerse AG	1,755	128,538

		579,002

Food & Staples Retailing 0.1%
METRO AG *	6,760	230,151

Food, Beverage & Tobacco 0.0%
Suedzucker AG (d)	1,300	20,291

Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	1,950	144,375
Fresenius SE & Co. KGaA	3,900	211,956

		356,331

Household & Personal Products 0.1%
Beiersdorf AG	520	46,402
Henkel AG & Co. KGaA	780	77,441

		123,843

Insurance 0.9%
Allianz SE - Reg’d	5,915	1,020,921
Hannover Rueck SE	715	63,964
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	2,210	456,381

		1,541,266

Materials 1.4%
Aurubis AG	1,495	82,601
BASF SE	14,300	1,301,556
HeidelbergCement AG	2,405	182,800
K+S AG	4,550	136,900
LANXESS AG	1,365	67,957
Linde AG	1,560	295,119
Salzgitter AG	2,210	73,299
ThyssenKrupp AG *	12,675	336,172

		2,476,404

Media 0.0%
ProSiebenSat.1 Media AG - Reg’d	1,625	69,586

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Bayer AG - Reg’d	6,915	1,042,659
Merck KGaA	780	77,869

		1,120,528

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	9,750	95,756

Software & Services 0.2%
SAP SE	4,371	308,855

Telecommunication Services 0.8%
Deutsche Telekom AG - Reg’d	83,655	1,428,752
Freenet AG	1,950	57,723

		1,486,475

Transportation 0.3%
Deutsche Lufthansa AG - Reg’d	7,150	127,954
Deutsche Post AG - Reg’d	14,365	478,415

		606,369

Utilities 1.2%
E.ON SE	76,505	1,359,570
RWE AG	19,630	712,861

		2,072,431

		15,292,522

Hong Kong 1.1%

Banks 0.1%
Hang Seng Bank Ltd.	6,500	108,291

Capital Goods 0.3%
Hutchison Whampoa Ltd.	20,000	250,677
Jardine Matheson Holdings Ltd.	2,400	149,352
Jardine Strategic Holdings Ltd.	1,700	62,203
Noble Group Ltd.	164,000	154,124

		616,356

Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	92,000	102,262

Consumer Services 0.0%
Sands China Ltd.	2,400	14,375

Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	2,700	58,805

Insurance 0.1%
AIA Group Ltd.	29,400	169,841

Real Estate 0.3%
Cheung Kong (Holdings) Ltd.	5,700	104,592
New World Development Co., Ltd.	65,000	77,614
Sun Hung Kai Properties Ltd.	4,500	65,803
Swire Pacific Ltd., Class A	8,800	120,965
The Link REIT	11,000	70,071
The Wharf Holdings Ltd.	8,800	63,489

		502,534

Retailing 0.1%
Esprit Holdings Ltd.	80,000	104,397

Telecommunication Services 0.0%
PCCW Ltd.	67,000	44,926

Utilities 0.1%
CLP Holdings Ltd.	18,500	160,906
Hong Kong & China Gas Co., Ltd.	26,500	62,807
Power Assets Holdings Ltd.	4,400	42,014

		265,727

		1,987,514

Ireland 0.6%

Banks 0.1%
Bank of Ireland *	278,005	114,370

Commercial & Professional Services 0.1%
Experian plc	6,305	100,023

Food, Beverage & Tobacco 0.0%
Kerry Group plc, A Shares	1,040	77,389

Materials 0.2%
CRH plc	15,276	361,832
Smurfit Kappa Group plc	3,055	70,953

		432,785

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	1,495	106,690

Technology Hardware & Equipment 0.1%
Seagate Technology plc	4,225	279,315

		1,110,572

 5

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Israel 0.4%

Banks 0.0%
Bank Leumi Le-Israel *	14,235	50,182

Materials 0.0%
Israel Chemicals Ltd.	7,345	50,127

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	8,645	491,516

Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	61,035	107,895

		699,720

Italy 3.9%

Automobiles & Components 0.2%
Fiat Chrysler Automobiles N.V. *(d)	27,191	339,993
Pirelli & C. S.p.A.	3,575	50,852

		390,845

Banks 1.1%
Banca Monte dei Paschi di Siena S.p.A. *	34,226	27,691
Banca Popolare dell’Emilia Romagna SC *	6,630	47,112
Banco Popolare SC *	3,835	53,020
Intesa Sanpaolo S.p.A.	247,070	763,248
Intesa Sanpaolo S.p.A. - RSP	15,535	41,910
UniCredit S.p.A.	112,171	831,337
Unione di Banche Italiane S.C.p.A.	15,210	117,182

		1,881,500

Capital Goods 0.1%
Finmeccanica S.p.A. *	16,196	157,488
Prysmian S.p.A.	2,405	43,324

		200,812

Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	650	34,844

Diversified Financials 0.1%
EXOR S.p.A.	2,080	92,831
Mediobanca S.p.A.	8,450	75,846

		168,677

Energy 0.9%
Eni S.p.A.	80,416	1,611,027
Saipem S.p.A. *	4,680	67,153

		1,678,180

Insurance 0.2%
Assicurazioni Generali S.p.A.	13,975	302,967

Materials 0.0%
Italcementi S.p.A.	3,250	20,055

Media 0.1%
Mediaset S.p.A. *	23,985	97,238

Telecommunication Services 0.4%
Telecom Italia S.p.A. *	497,348	561,737
Telecom Italia S.p.A. - RSP	293,042	260,291

		822,028

Transportation 0.1%
Atlantia S.p.A. (d)	4,030	101,887

Utilities 0.7%
A2A S.p.A.	45,500	47,533
Enel S.p.A.	208,344	1,007,760
Snam S.p.A.	15,795	83,962
Terna Rete Elettrica Nazionale S.p.A. (d)	12,220	59,169

		1,198,424

		6,897,457

Japan 20.9%

Automobiles & Components 2.8%
Aisin Seiki Co., Ltd.	6,500	232,485
Bridgestone Corp.	9,300	319,664
Daihatsu Motor Co., Ltd. (d)	4,100	56,205
Denso Corp.	6,500	303,573
Fuji Heavy Industries Ltd.	3,600	130,975
Honda Motor Co., Ltd.	26,000	782,399
Isuzu Motors Ltd.	9,000	117,462
Mazda Motor Corp.	6,500	167,888
NHK Spring Co., Ltd.	6,500	56,300
Nissan Motor Co., Ltd.	52,000	485,672
Stanley Electric Co., Ltd.	800	17,384
Sumitomo Electric Industries Ltd.	16,700	217,184
Sumitomo Rubber Industries Ltd.	1,600	24,374
Suzuki Motor Corp.	6,500	205,348
Toyota Industries Corp.	1,500	74,946
Toyota Motor Corp.	27,100	1,670,046
Yamaha Motor Co., Ltd.	6,500	138,177

		5,000,082

Banks 1.1%
Mitsubishi UFJ Financial Group, Inc.	136,500	789,431
Mizuho Financial Group, Inc.	215,100	370,628
Resona Holdings, Inc.	22,000	118,782
Sumitomo Mitsui Financial Group, Inc.	13,400	505,245
Sumitomo Mitsui Trust Holdings, Inc.	24,000	99,773
The Bank of Yokohama Ltd.	12,000	67,641

		1,951,500

Capital Goods 2.9%
Asahi Glass Co., Ltd.	36,000	173,805
Daikin Industries Ltd.	2,100	139,339
FANUC Corp.	1,000	168,682
Furukawa Electric Co., Ltd.	16,000	27,097
Hanwa Co., Ltd.	13,000	45,895
Hino Motors Ltd.	1,800	24,251
IHI Corp.	16,000	80,886
ITOCHU Corp.	26,000	299,246
JGC Corp.	2,000	43,030
JTEKT Corp.	3,600	59,724
Kajima Corp.	11,000	43,468
Kawasaki Heavy Industries Ltd.	19,000	83,566
Kinden Corp.	5,000	47,816
Komatsu Ltd.	13,000	307,899
Kubota Corp.	10,000	156,296
Kurita Water Industries Ltd.	1,800	37,370
LIXIL Group Corp.	3,900	82,939
Makita Corp.	1,100	55,239
Marubeni Corp.	32,500	204,910
Mitsubishi Corp.	27,800	525,854
Mitsubishi Electric Corp.	27,000	324,519

6

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mitsubishi Heavy Industries Ltd.	45,000	262,603
Mitsui & Co., Ltd.	32,500	448,403
Mitsui Engineering & Shipbuilding Co., Ltd.	13,000	24,864
Nagase & Co., Ltd. (d)	4,100	49,538
Nidec Corp.	1,000	66,327
Nippon Sheet Glass Co., Ltd. *	32,000	31,815
NSK Ltd.	4,000	50,385
Obayashi Corp.	12,000	74,820
Shimizu Corp.	10,000	68,248
SMC Corp.	300	82,428
Sojitz Corp.	91,000	130,345
Sumitomo Corp.	23,400	249,605
Sumitomo Heavy Industries Ltd.	14,000	76,791
Taisei Corp.	12,000	62,687
Toshiba Corp.	75,000	333,340
TOTO Ltd.	3,000	35,817
Toyota Tsusho Corp.	6,500	153,895

		5,133,742

Commercial & Professional Services 0.3%
Dai Nippon Printing Co., Ltd.	20,600	181,032
Secom Co., Ltd.	2,500	144,584
Toppan Printing Co., Ltd.	23,000	148,250

		473,866

Consumer Durables & Apparel 1.1%
Bandai Namco Holdings, Inc.	2,900	62,772
Nikon Corp.	6,700	95,517
Panasonic Corp.	48,800	630,122
Sega Sammy Holdings, Inc.	2,000	27,552
Sekisui Chemical Co., Ltd.	9,000	112,002
Sekisui House Ltd.	13,000	174,597
Sharp Corp. *(d)	65,000	154,990
Shimano, Inc.	400	54,261
Sony Corp.	23,900	523,571
Sumitomo Forestry Co., Ltd.	6,500	66,925

		1,902,309

Consumer Services 0.0%
Benesse Holdings, Inc.	1,200	36,551
Oriental Land Co., Ltd.	200	43,527

		80,078

Diversified Financials 0.2%
Credit Saison Co., Ltd.	2,400	44,932
Nomura Holdings, Inc.	13,000	78,207
ORIX Corp.	13,000	171,475

		294,614

Energy 0.6%
Cosmo Oil Co., Ltd.	41,000	56,309
Idemitsu Kosan Co., Ltd.	7,100	121,140
Inpex Corp.	20,100	212,965
JX Holdings, Inc.	131,400	488,910
Showa Shell Sekiyu K.K.	6,700	55,831
TonenGeneral Sekiyu K.K.	11,000	92,033

		1,027,188

Food & Staples Retailing 0.5%
Aeon Co., Ltd.	26,000	259,157
Lawson, Inc.	700	43,173
Seven & i Holdings Co., Ltd.	13,500	503,612
UNY Group Holdings Co., Ltd.	7,900	39,871

		845,813

Food, Beverage & Tobacco 0.8%
Ajinomoto Co., Inc.	9,000	168,004
Asahi Group Holdings Ltd.	6,500	202,774
Coca-Cola West Co., Ltd.	2,400	32,880
Japan Tobacco, Inc.	9,400	301,163
Kewpie Corp.	6,500	106,357
Kirin Holdings Co., Ltd.	16,700	214,370
MEIJI Holdings Co., Ltd.	1,300	116,653
NH Foods Ltd.	5,300	106,415
Nisshin Seifun Group, Inc.	6,900	68,311
Nissin Foods Holdings Co., Ltd.	600	30,080
Suntory Beverage & Food Ltd.	500	17,652
Toyo Suisan Kaisha Ltd.	1,200	40,645
Yamazaki Baking Co., Ltd.	4,000	50,487

		1,455,791

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	6,500	75,031
Medipal Holdings Corp.	7,900	87,796
Olympus Corp. *	1,100	40,039
Suzuken Co., Ltd.	2,200	56,351
Terumo Corp.	2,600	59,148

		318,365

Household & Personal Products 0.2%
Kao Corp.	6,500	240,755
Shiseido Co., Ltd.	6,500	97,074
Unicharm Corp.	1,200	27,471

		365,300

Insurance 0.3%
MS&AD Insurance Group Holdings, Inc.	6,500	151,759
Sompo Japan Nipponkoa Holdings, Inc.	3,200	79,336
T&D Holdings, Inc.	4,300	52,099
The Dai-ichi Life Insurance Co., Ltd.	6,500	94,281
Tokio Marine Holdings, Inc.	6,500	212,523

		589,998

Materials 2.0%
Air Water, Inc.	2,000	32,456
Asahi Kasei Corp.	24,000	208,687
Daicel Corp.	6,000	69,057
Denki Kagaku Kogyo K.K.	8,000	27,299
DIC Corp.	13,000	29,574
Hitachi Chemical Co., Ltd.	2,500	46,278
JFE Holdings, Inc.	19,500	414,941
JSR Corp.	3,200	57,241
Kaneka Corp.	7,000	37,039
Kobe Steel Ltd.	89,000	141,728
Kuraray Co. Ltd.	6,500	79,138
Mitsubishi Chemical Holdings Corp.	45,500	234,429
Mitsubishi Materials Corp.	22,000	69,141
Mitsui Chemicals, Inc.	32,000	89,514
Mitsui Mining & Smelting Co., Ltd.	14,000	35,978
Nippon Paper Industries Co., Ltd.	2,000	29,203
Nippon Steel & Sumitomo Metal Corp.	130,000	334,954
Nitto Denko Corp.	2,700	142,479
Oji Holdings Corp.	17,000	59,586

 7

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Shin-Etsu Chemical Co., Ltd.	6,500	437,587
Showa Denko K.K. (d)	65,000	89,818
Sumitomo Chemical Co., Ltd.	30,000	113,494
Sumitomo Metal Mining Co., Ltd.	9,000	137,785
Taiheiyo Cement Corp.	15,000	47,015
Taiyo Nippon Sanso Corp.	6,000	70,674
Teijin Ltd.	35,000	94,957
Toray Industries, Inc.	24,000	188,667
Tosoh Corp.	12,000	55,205
Toyo Seikan Group Holdings Ltd.	4,200	50,746
Ube Industries Ltd.	36,000	51,565

		3,476,235

Media 0.1%
Dentsu, Inc.	2,800	105,220
Hakuhodo DY Holdings, Inc.	9,900	96,260

		201,480

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Astellas Pharma, Inc.	21,900	314,979
Chugai Pharmaceutical Co., Ltd.	1,800	48,759
Daiichi Sankyo Co., Ltd.	10,400	153,303
Eisai Co., Ltd.	3,000	107,554
Kyowa Hakko Kirin Co., Ltd.	3,000	32,582
Mitsubishi Tanabe Pharma Corp.	1,500	22,876
Ono Pharmaceutical Co., Ltd.	600	51,363
Otsuka Holdings Co., Ltd.	6,500	205,513
Shionogi & Co., Ltd.	3,000	74,643
Taisho Pharmaceutical Holdings Co., Ltd.	400	24,771
Takeda Pharmaceutical Co., Ltd.	10,000	418,924

		1,455,267

Real Estate 0.3%
Daito Trust Construction Co., Ltd.	900	101,614
Daiwa House Industry Co., Ltd.	6,800	129,514
Mitsubishi Estate Co., Ltd.	4,800	108,044
Mitsui Fudosan Co., Ltd.	4,800	138,740
Sumitomo Realty & Development Co., Ltd.	1,300	44,892

		522,804

Retailing 0.4%
EDION Corp. (d)	13,400	87,049
Fast Retailing Co., Ltd.	150	54,605
Isetan Mitsukoshi Holdings Ltd.	6,500	85,381
J Front Retailing Co., Ltd.	4,700	60,232
K’s Holdings Corp. (d)	1,100	26,711
Marui Group Co., Ltd.	3,700	32,391
Nitori Holdings Co., Ltd.	1,000	55,441
Shimamura Co., Ltd.	700	58,567
Takashimaya Co., Ltd.	7,000	58,626
Yamada Denki Co., Ltd. (d)	66,900	220,398

		739,401

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	1,360	88,004
Tokyo Electron Ltd.	1,760	119,924

		207,928

Software & Services 0.5%
Fujitsu Ltd.	66,000	377,087
Konami Corp.	1,820	34,396
Nintendo Co., Ltd.	2,700	313,030
NTT Data Corp.	2,300	87,787

		812,300

Technology Hardware & Equipment 2.1%
Brother Industries Ltd.	3,700	69,146
Canon, Inc.	23,600	755,912
FUJIFILM Holdings Corp.	11,500	381,331
Hitachi Ltd.	95,000	733,602
Hoya Corp.	4,400	156,448
Ibiden Co., Ltd.	2,700	40,107
Keyence Corp.	100	46,189
Konica Minolta, Inc.	13,000	151,595
Kyocera Corp.	6,500	318,250
Murata Manufacturing Co., Ltd.	1,400	151,283
NEC Corp.	82,000	257,707
Nippon Electric Glass Co., Ltd.	18,000	82,352
Omron Corp.	2,100	97,670
Ricoh Co., Ltd.	19,500	211,208
Seiko Epson Corp.	2,400	115,870
TDK Corp.	2,700	162,657

		3,731,327

Telecommunication Services 1.3%
KDDI Corp.	9,200	589,433
Nippon Telegraph & Telephone Corp.	14,100	754,511
NTT DOCOMO, Inc.	29,600	461,763
SoftBank Corp.	6,500	436,108

		2,241,815

Transportation 1.1%
ANA Holdings, Inc.	18,000	44,316
Central Japan Railway Co.	2,060	299,840
East Japan Railway Co.	5,000	374,816
Hankyu Hanshin Holdings, Inc.	15,000	82,529
Kamigumi Co., Ltd.	4,000	36,096
Kawasaki Kisen Kaisha Ltd.	30,000	78,611
Kintetsu Corp.	13,000	43,923
Mitsui OSK Lines Ltd. (d)	34,000	107,714
Nagoya Railroad Co., Ltd.	18,000	69,764
Nippon Express Co., Ltd.	30,000	144,079
Nippon Yusen K.K.	65,000	183,469
Odakyu Electric Railway Co., Ltd.	6,000	54,952
Seino Holdings Co., Ltd.	5,000	47,226
Tobu Railway Co., Ltd.	10,000	45,077
Tokyu Corp.	15,000	90,618
West Japan Railway Co.	3,700	176,637
Yamato Holdings Co., Ltd.	6,500	146,638

		2,026,305

Utilities 1.2%
Chubu Electric Power Co., Inc. *	26,000	304,065
Electric Power Development Co., Ltd.	2,000	69,259
Hokkaido Electric Power Co., Inc. *	6,500	53,233
Hokuriku Electric Power Co.	6,500	83,191
Kyushu Electric Power Co., Inc. *	13,000	133,193
Osaka Gas Co., Ltd.	33,000	126,206
Shikoku Electric Power Co., Inc. *	6,500	81,219
The Chugoku Electric Power Co., Inc.	13,000	167,806
The Kansai Electric Power Co., Inc. *	26,000	260,909
Toho Gas Co., Ltd.	5,000	26,246
Tohoku Electric Power Co., Inc.	13,800	159,877
Tokyo Electric Power Co., Inc. *	105,400	385,420

8

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tokyo Gas Co., Ltd.	38,000	207,217

		2,057,841

		36,911,349

Luxembourg 0.6%

Energy 0.1%
Tenaris S.A.	4,875	80,830

Materials 0.4%
APERAM S.A. *	2,634	84,620
ArcelorMittal	49,151	604,469

		689,089

Media 0.1%
RTL Group S.A. *	260	25,100
SES S.A.	2,665	99,404

		124,504

Telecommunication Services 0.0%
Millicom International Cellular S.A.	845	70,456

		964,879

Netherlands 5.6%

Banks 0.3%
ING Groep N.V. CVA *	38,772	569,387

Capital Goods 0.3%
Boskalis Westminster N.V.	650	36,566
Koninklijke BAM Groep N.V. (d)	10,777	30,565
Koninklijke Philips N.V.	14,040	424,534

		491,665

Commercial & Professional Services 0.1%
Randstad Holding N.V.	1,950	96,473

Energy 3.2%
Fugro N.V. CVA	1,481	34,027
Royal Dutch Shell plc, A Shares	101,465	3,395,659
Royal Dutch Shell plc, B Shares	65,394	2,276,581

		5,706,267

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	26,922	476,752

Food, Beverage & Tobacco 0.5%
Heineken Holding N.V.	1,625	111,399
Heineken N.V.	2,080	164,009
Nutreco N.V.	1,223	70,111
Unilever N.V. CVA	13,975	570,656

		916,175

Insurance 0.2%
Aegon N.V.	27,140	213,595
Delta Lloyd N.V.	3,814	87,891

		301,486

Materials 0.3%
Akzo Nobel N.V.	5,074	351,445
Koninklijke DSM N.V.	2,535	167,083

		518,528

Media 0.1%
Reed Elsevier N.V.	3,185	78,498
Wolters Kluwer N.V.	3,705	108,843

		187,341

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	975	103,231

Software & Services 0.0%
Gemalto N.V. (d)	325	27,681

Telecommunication Services 0.2%
Koninklijke KPN N.V.	106,145	353,309
Ziggo N.V. *	547	24,549

		377,858

Transportation 0.1%
PostNL N.V. *	28,367	110,087
TNT Express N.V.	7,930	53,582

		163,669

		9,936,513

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	9,555	61,431

Telecommunication Services 0.1%
Spark New Zealand Ltd.	61,036	146,615

Utilities 0.0%
Meridian Energy Ltd.	14,573	19,676

		227,722

Norway 0.8%

Banks 0.1%
DNB A.S.A.	8,385	139,434

Energy 0.3%
Akastor A.S.A. (d)	2,344	7,056
Petroleum Geo-Services A.S.A. (d)	5,200	25,518
Statoil A.S.A.	30,225	571,638

		604,212

Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A.	4,558	64,735
Orkla A.S.A.	14,950	111,391

		176,126

Materials 0.2%
Norsk Hydro A.S.A.	25,415	149,025
Yara International A.S.A.	3,250	138,381

		287,406

Telecommunication Services 0.1%
Telenor A.S.A.	9,750	206,110

		1,413,288

Portugal 0.2%

Banks 0.0%
Banco Comercial Portugues S.A. - Reg’d *	325,528	33,683

Energy 0.0%
Galp Energia, SGPS, S.A.	3,315	40,500

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d	47,667	89,671

 9

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.1%
EDP - Energias de Portugal S.A.	46,670	191,939

		355,793

Singapore 0.8%

Banks 0.3%
DBS Group Holdings Ltd.	9,600	146,044
Oversea-Chinese Banking Corp., Ltd.	14,800	118,990
United Overseas Bank Ltd.	9,600	176,755

		441,789

Capital Goods 0.1%
Keppel Corp., Ltd.	14,500	100,115
Sembcorp Industries Ltd.	15,000	52,590

		152,705

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	35,000	86,191

Media 0.0%
Singapore Press Holdings Ltd. (d)	23,800	78,329

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	1,400	45,743

Technology Hardware & Equipment 0.1%
Flextronics International Ltd. *	17,779	197,169
Venture Corp., Ltd.	9,400	55,239

		252,408

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	75,000	224,396

Transportation 0.1%
ComfortDelGro Corp., Ltd.	28,000	55,850
Hutchison Port Holdings Trust	65,000	44,525
Singapore Airlines Ltd.	11,600	95,932

		196,307

		1,477,868

Spain 4.5%

Banks 1.9%
Banco Bilbao Vizcaya Argentaria S.A.	83,009	893,887
Banco de Sabadell S.A.	36,466	103,695
Banco Popular Espanol S.A.	22,580	124,420
Banco Santander S.A.	247,197	2,233,910
CaixaBank S.A.	5,097	28,219

		3,384,131

Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	4,451	157,670
Ferrovial S.A.	4,878	100,217
Ferrovial S.A. (a)(b)	113	2,322
Fomento de Construcciones y Contratas S.A. *	2,299	45,026

		305,235

Energy 0.4%
Repsol S.A.	27,625	621,618

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	5,860	40,837

Insurance 0.0%
Mapfre S.A.	8,691	31,973

Retailing 0.1%
Inditex S.A.	6,305	184,045

Software & Services 0.0%
Amadeus IT Holding S.A., A Shares	1,820	72,639

Telecommunication Services 1.2%
Telefonica S.A.	127,828	2,052,515

Transportation 0.1%
Abertis Infraestructuras S.A.	3,794	81,400

Utilities 0.6%
Acciona S.A. *(d)	984	73,038
Enagas S.A.	1,755	58,919
Endesa S.A.	2,600	50,386
Gas Natural SDG S.A.	5,369	152,472
Iberdrola S.A.	92,820	688,036
Red Electrica Corp. S.A.	910	83,575

		1,106,426

		7,880,819

Sweden 2.4%

Automobiles & Components 0.1%
Autoliv, Inc.	1,313	129,934

Banks 0.5%
Nordea Bank AB	21,255	266,048
Skandinaviska Enskilda Banken AB, A Shares	13,975	184,971
Svenska Handelsbanken AB, A Shares	4,355	213,130
Swedbank AB, A Shares	5,348	140,565

		804,714

Capital Goods 0.7%
Alfa Laval AB	2,405	47,959
Assa Abloy AB, B Shares	2,015	109,714
Atlas Copco AB, A Shares	6,305	182,154
Atlas Copco AB, B Shares	2,990	79,592
NCC AB, B Shares	2,080	64,648
Sandvik AB	16,986	178,262
Skanska AB, B Shares	7,475	161,314
SKF AB, B Shares	4,875	100,620
Trelleborg AB, B Shares	2,410	39,250
Volvo AB, A Shares	4,875	53,814
Volvo AB, B Shares	21,585	236,678

		1,254,005

Commercial & Professional Services 0.1%
Securitas AB, B Shares	7,345	88,877

Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	5,135	152,907
Husqvarna AB, B Shares	7,995	58,980

		211,887

Food, Beverage & Tobacco 0.0%
Swedish Match AB	1,963	67,922

Health Care Equipment & Services 0.0%
Getinge AB, B Shares	1,560	36,181

Household & Personal Products 0.1%
Svenska Cellulosa AB SCA, B Shares	8,385	198,192

10

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.1%
Boliden AB	5,863	99,267
SSAB AB, A Shares *	8,842	62,853
SSAB AB, B Shares *	4,875	30,749

		192,869

Retailing 0.2%
Hennes & Mauritz AB, B Shares	6,851	294,039

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	37,212	469,532

Telecommunication Services 0.2%
Tele2 AB, B Shares	12,025	156,010
TeliaSonera AB	37,505	268,113

		424,123

		4,172,275

Switzerland 5.7%

Capital Goods 0.5%
ABB Ltd. - Reg’d *	24,050	541,406
Geberit AG - Reg’d	260	90,831
Schindler Holding AG	270	38,616
Schindler Holding AG - Reg’d	65	9,107
Wolseley plc	4,041	227,190

		907,150

Commercial & Professional Services 0.1%
Adecco S.A. - Reg’d *	2,665	187,670
SGS S.A. - Reg’d	25	54,230

		241,900

Consumer Durables & Apparel 0.2%
Cie Financiere Richemont S.A. - Reg’d	2,145	202,256
The Swatch Group AG	130	64,426
The Swatch Group AG - Reg’d	195	18,002

		284,684

Diversified Financials 0.2%
Credit Suisse Group AG - Reg’d *	11,700	313,538
UBS AG - Reg’d *	2,405	43,432

		356,970

Energy 0.1%
Transocean Ltd. (d)	6,264	133,016
Weatherford International plc *	7,976	104,486

		237,502

Food, Beverage & Tobacco 1.2%
Aryzta AG *	845	67,618
Chocoladefabriken Lindt & Sprungli AG	3	15,154
Coca-Cola HBC AG CDI *	1,053	23,944
Nestle S.A. - Reg’d	27,081	2,039,156

		2,145,872

Insurance 0.6%
Baloise Holding AG - Reg’d	520	68,110
Swiss Life Holding AG - Reg’d *	260	59,744
Swiss Re AG *	3,120	267,475
Zurich Insurance Group AG *	2,145	674,111

		1,069,440

Materials 0.7%
Clariant AG - Reg’d *	3,445	62,572
Givaudan S.A. - Reg’d *	65	116,170
Glencore plc *	105,334	528,527
Holcim Ltd. - Reg’d *	3,123	231,267
Sika AG	10	38,173
Syngenta AG - Reg’d	625	206,474

		1,183,183

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Lonza Group AG - Reg’d *	650	76,637
Novartis AG - Reg’d	17,680	1,715,703
Roche Holding AG	3,965	1,190,941
Roche Holding AG, Bearer Shares	195	57,326

		3,040,607

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	15,275	115,112

Technology Hardware & Equipment 0.2%
TE Connectivity Ltd.	4,095	262,899

Telecommunication Services 0.1%
Swisscom AG - Reg’d	260	158,267

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	585	78,992

		10,082,578

United Kingdom 16.9%

Automobiles & Components 0.1%
Delphi Automotive plc	1,460	106,507
GKN plc	13,260	71,704

		178,211

Banks 2.4%
Barclays plc	238,105	914,126
HSBC Holdings plc	236,708	2,361,338
Lloyds Banking Group plc *	350,870	441,507
Royal Bank of Scotland Group plc *	31,723	196,384
Standard Chartered plc	19,500	286,172

		4,199,527

Capital Goods 0.6%
BAE Systems plc	51,415	387,374
Balfour Beatty plc	17,627	50,600
Bunzl plc	3,185	89,083
Carillion plc	9,295	50,598
Cobham plc	11,375	53,727
IMI plc	2,291	42,372
Meggitt plc	5,850	46,082
Rolls-Royce Holdings plc *	15,576	205,509
SIG plc	15,600	39,822
Smiths Group plc	3,770	68,309
The Weir Group plc	1,300	38,193
Travis Perkins plc	2,600	73,576

		1,145,245

Commercial & Professional Services 0.2%
Aggreko plc	1,838	44,126
Babcock International Group plc	1,300	23,148
Capita plc	4,030	67,530
G4S plc	25,422	110,041
Hays plc	21,775	45,286

 11

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Serco Group plc	8,301	22,788

		312,919

Consumer Durables & Apparel 0.1%
Barratt Developments plc	11,965	86,250
Burberry Group plc	2,210	57,106
Taylor Wimpey plc	30,942	65,029

		208,385

Consumer Services 0.4%
Carnival plc	3,009	132,885
Compass Group plc	17,715	302,394
InterContinental Hotels Group plc	1,435	60,901
Thomas Cook Group plc *	33,735	64,348
TUI Travel plc	14,625	101,852
Whitbread plc	1,365	98,055
William Hill plc	6,825	35,806

		796,241

Diversified Financials 0.1%
ICAP plc	7,085	46,246
Man Group plc	81,445	182,520

		228,766

Energy 2.5%
Amec Foster Wheeler plc	4,550	66,588
BG Group plc	32,500	458,172
BP plc	547,729	3,604,355
Ensco plc, Class A	1,820	61,516
John Wood Group plc	4,225	39,137
Noble Corp. plc	4,586	82,502
Petrofac Ltd.	1,950	25,194
Subsea 7 S.A.	2,275	22,698
Tullow Oil plc	2,667	17,793

		4,377,955

Food & Staples Retailing 0.7%
Booker Group plc	14,300	31,755
J Sainsbury plc (d)	50,907	186,073
Tesco plc	222,917	650,896
William Morrison Supermarkets plc	109,399	305,814

		1,174,538

Food, Beverage & Tobacco 1.7%
Associated British Foods plc	3,250	163,022
British American Tobacco plc	17,030	1,011,987
Diageo plc	14,170	439,602
Imperial Tobacco Group plc	10,019	464,432
SABMiller plc	5,590	312,001
Tate & Lyle plc	7,475	70,647
Unilever plc	10,920	462,760

		2,924,451

Health Care Equipment & Services 0.1%
Smith & Nephew plc	8,190	142,368

Household & Personal Products 0.2%
Reckitt Benckiser Group plc	4,160	342,351

Insurance 0.8%
Amlin plc	6,695	46,678
Aviva plc	44,276	352,239
Direct Line Insurance Group plc	9,890	45,613
Friends Life Group Ltd.	22,425	129,658
Legal & General Group plc	32,500	125,562
Old Mutual plc	55,120	172,901
Prudential plc	11,375	275,758
RSA Insurance Group plc *	14,198	104,103
Standard Life plc	15,665	104,017
Willis Group Holdings plc	1,365	58,299

		1,414,828

Materials 1.5%
Anglo American plc	35,337	731,312
Antofagasta plc	5,200	60,017
BHP Billiton plc	26,222	622,956
Johnson Matthey plc	3,380	176,054
KAZ Minerals plc *	13,650	50,491
Mondi plc	5,265	90,286
Rexam plc	11,707	82,942
Rio Tinto plc	16,315	764,587
Vedanta Resources plc	3,575	40,842

		2,619,487

Media 0.6%
Informa plc	6,500	49,044
ITV plc	13,000	43,608
Liberty Global plc, Class A *	3,144	163,457
Liberty Global plc, Series C *	3,965	197,933
Pearson plc	9,555	184,202
Reed Elsevier plc	5,330	92,903
Sky plc	7,935	115,816
WPP plc	9,234	193,776

		1,040,739

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
AstraZeneca plc	21,147	1,583,005
GlaxoSmithKline plc	63,709	1,481,607

		3,064,612

Real Estate 0.1%
Land Securities Group plc	6,045	112,465

Retailing 0.5%
Home Retail Group plc	52,065	163,399
Inchcape plc	9,425	106,051
Kingfisher plc	38,415	187,699
Marks & Spencer Group plc	33,020	252,608
Next plc	1,495	158,619

		868,376

Software & Services 0.0%
The Sage Group plc	10,270	65,475

Telecommunication Services 1.5%
BT Group plc	92,002	591,015
Cable & Wireless Communications plc	102,245	79,260
Inmarsat plc	3,575	44,481
Vodafone Group plc	518,068	1,898,085

		2,612,841

Transportation 0.1%
Firstgroup plc *	47,125	83,394
International Consolidated Airlines Group S.A. *	8,710	62,405

		145,799

Utilities 1.0%
Centrica plc	87,956	392,018
Drax Group plc	6,500	62,043
National Grid plc	43,420	632,381

12

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pennon Group plc	4,290	60,096
Severn Trent plc	3,120	99,822
SSE plc	16,770	430,708
United Utilities Group plc	10,400	147,478

		1,824,546

		29,800,125

Total Common Stock
(Cost $179,120,611)		174,900,061

Preferred Stock 0.4% of net assets

Germany 0.4%

Automobiles & Components 0.3%
Bayerische Motoren Werke AG	715	60,861
Volkswagen AG	2,118	489,003

		549,864

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	1,235	137,364

Utilities 0.0%
RWE AG	1,560	42,435

		729,663

United Kingdom 0.0%

Capital Goods 0.0%
Rolls-Royce Holdings plc, C Shares *(a)(b)	1,227,870	1,923

Total Preferred Stock
(Cost $753,218)		731,586

Rights 0.0% of net assets

Banks 0.0%
CaixaBank S.A. *	5,097	343

Telecommunication Services 0.0%
Telefonica S.A. *	121,765	55,862

Total Rights
(Cost $51,587)		56,205

Other Investment Companies 1.0% of net assets

United States 1.0%

Equity Fund 0.1%
iShares MSCI EAFE ETF	1,500	95,985

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	35,763	35,763

Securities Lending Collateral 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	1,539,060	1,539,060

Total Other Investment Companies
(Cost $1,669,678)		1,670,808

End of Investments.

At 11/30/14, the tax basis cost of the fund’s investments was $181,604,922 and the unrealized appreciation and depreciation were $6,227,917 and ($10,474,179), respectively, with a net unrealized depreciation of ($4,246,262).

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $4,245 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	All or a portion of this security is on loan. Securities on loan were valued at $1,721,775. Non-Cash Collateral pledged to the fund for securities on loan amounted to $285,823.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are

 13

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

14

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$167,019,242	$—	$—	$167,019,242
Spain[1]	7,575,584	—	—	7,575,584
Capital Goods	302,913	—	2,322	305,235
Preferred Stock[1]	729,663	—	—	729,663
United Kingdom[1]	—	—	1,923	1,923
Rights[1]	56,205	—	—	56,205
Other Investment Companies[1]	1,670,808	—	—	1,670,808

Total	$177,354,415	$—	$4,245	$177,358,660

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	February 28,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
Spain	$—	$—	$118	$2,204	$—	$—	$—	$2,322
Preferred Stock
United Kingdom	—	—	(48)	1,971	—	—	—	1,923

Total	$—	$—	$70	$4,175	$—	$—	$—	$4,245

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2014.

REG79046NOV14

 15

Schwab Strategic Trust
Schwab Fundamental International Small Company Index ETF

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.1%		Common Stock	40,458,869	39,027,968
0.5%		Preferred Stock	188,582	175,161
0.0%		Rights	13,745	17,302
2.9%		Other Investment Companies	1,123,968	1,124,714

102.5%		Total Investments	41,785,164	40,345,145
(2	.5)%	Other Assets and Liabilities, Net		(977,189)

100.0%		Net Assets		39,367,956

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Australia 5.6%

Banks 0.2%
Bank of Queensland Ltd.	3,812	40,084
Bendigo & Adelaide Bank Ltd.	5,378	58,616

		98,700

Capital Goods 0.2%
Bradken Ltd.	7,500	23,237
Cardno Ltd. (b)	2,906	7,987
GWA Group Ltd.	10,984	26,531
Monadelphous Group Ltd. (b)	1,881	14,609
Seven Group Holdings Ltd.	1,954	9,956

		82,320

Commercial & Professional Services 0.5%
ALS Ltd.	6,060	26,068
Cabcharge Australia Ltd.	990	4,031
Mineral Resources Ltd.	1,734	11,292
SAI Global Ltd.	2,465	8,142
Seek Ltd.	1,324	19,312
SKILLED Group Ltd.	10,500	17,610
Transfield Services Ltd. *	48,880	78,641
Transpacific Industries Group Ltd.	32,763	25,586

		190,682

Consumer Durables & Apparel 0.1%
Billabong International Ltd. *(b)	13,380	7,423
G.U.D. Holdings Ltd.	3,750	22,852

		30,275

Consumer Services 0.3%
Ardent Leisure Group	3,587	9,276
Aristocrat Leisure Ltd.	5,298	29,437
Echo Entertainment Group Ltd.	15,210	47,643
Flight Centre Travel Group Ltd.	468	16,149
Navitas Ltd.	2,175	9,338

		111,843

Diversified Financials 0.3%
ASX Ltd.	1,534	47,134
Challenger Ltd.	5,750	31,163
IOOF Holdings Ltd.	2,034	15,815
Perpetual Ltd.	694	28,657

		122,769

Energy 0.1%
AWE Ltd. *	18,788	22,370
Beach Energy Ltd.	18,821	16,465
Whitehaven Coal Ltd. *(b)	4,245	4,493

		43,328

Food, Beverage & Tobacco 0.4%
Bega Cheese Ltd.	720	3,152
Goodman Fielder Ltd.	102,932	56,665
GrainCorp Ltd., Class A	3,855	26,750
Treasury Wine Estates Ltd.	14,550	58,863

		145,430

Health Care Equipment & Services 0.6%
Ansell Ltd.	2,180	38,794
Cochlear Ltd.	612	36,329
Primary Health Care Ltd.	9,825	39,412
Ramsay Health Care Ltd.	952	43,999
Sigma Pharmaceuticals Ltd.	108,000	67,751

		226,285

Insurance 0.1%
nib Holdings Ltd. (b)	10,402	28,321

Materials 0.8%
Adelaide Brighton Ltd.	10,950	32,056
Atlas Iron Ltd. (b)	17,526	2,693
CSR Ltd.	26,820	79,660
DuluxGroup Ltd. (b)	2,922	14,240
Fortescue Metals Group Ltd.	15,392	38,623
Iluka Resources Ltd.	6,525	38,148
Mount Gibson Iron Ltd. (d)	19,804	6,930
Nufarm Ltd.	8,722	34,244
OceanaGold Corp. *	3,645	6,681
OZ Minerals Ltd.	18,738	54,376
PanAust Ltd.	6,851	9,619

		317,270

Media 0.2%
APN News & Media Ltd. *	7,500	4,897
Seven West Media Ltd.	14,490	19,540
Southern Cross Media Group Ltd.	13,800	11,896
Ten Network Holdings Ltd. *	88,967	18,604
Village Roadshow Ltd.	1,640	10,232

		65,169

Real Estate 0.7%
Charter Hall Retail REIT	4,038	14,303
Cromwell Property Group	4,080	3,500
Dexus Property Group	12,822	77,809
Goodman Group	12,750	59,308
Investa Office Fund	6,702	20,192

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Novion Property Group	25,360	46,103
The GPT Group	17,752	62,726

		283,941

Retailing 0.5%
Automotive Holdings Group Ltd.	9,000	30,188
Harvey Norman Holdings Ltd.	13,600	42,832
JB Hi-Fi Ltd. (b)	2,422	31,979
Myer Holdings Ltd. (b)	26,760	37,000
Pacific Brands Ltd.	85,500	37,947
Premier Investments Ltd.	3,116	26,968
Super Retail Group Ltd.	1,667	10,742

		217,656

Software & Services 0.0%
Iress Ltd.	1,200	10,119

Telecommunication Services 0.0%
iiNET Ltd.	495	3,405

Transportation 0.2%
Sydney Airport	22,200	84,128

Utilities 0.4%
APA Group	9,498	63,798
AusNet Services	30,692	34,578
DUET Group	29,544	61,779

		160,155

		2,221,796

Austria 0.7%

Capital Goods 0.2%
Wienerberger AG	4,320	59,510
Zumtobel Group AG	1,095	21,657

		81,167

Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	128	10,157

Insurance 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe	822	40,995

Materials 0.1%
Lenzing AG	285	19,200
RHI AG	646	15,185

		34,385

Real Estate 0.1%
IMMOFINANZ AG *	12,840	38,593

Transportation 0.2%
Flughafen Wien AG	60	5,812
Oesterreichische Post AG	1,000	48,719

		54,531

Utilities 0.0%
Verbund AG	758	15,081

		274,909

Belgium 1.4%

Diversified Financials 0.3%
Ackermans & van Haaren N.V.	192	23,627
Gimv N.V.	386	18,045
Groupe Bruxelles Lambert S.A.	645	58,498

		100,170

Energy 0.0%
Euronav S.A. *	375	4,614

Health Care Equipment & Services 0.1%
AGFA-Gevaert N.V. *	8,644	20,808
Arseus N.V.	75	3,091

		23,899

Materials 0.3%
Nyrstar N.V. *	16,279	54,977
Tessenderlo Chemie N.V. *	1,755	45,398

		100,375

Media 0.1%
Telenet Group Holding N.V. *	984	56,391

Real Estate 0.1%
Befimmo S.A.	160	12,275
Cofinimmo S.A.	240	28,056

		40,331

Retailing 0.1%
D’Ieteren S.A. N.V.	1,276	49,615

Technology Hardware & Equipment 0.1%
Barco N.V.	435	31,068
EVS Broadcast Equipment S.A.	240	8,056

		39,124

Telecommunication Services 0.2%
Mobistar S.A. *	4,080	97,479

Transportation 0.0%
bpost S.A.	540	14,043

Utilities 0.1%
Elia System Operator S.A. N.V.	806	40,529

		566,570

Canada 8.1%

Automobiles & Components 0.2%
Linamar Corp.	840	49,534
Martinrea International, Inc.	2,746	24,251

		73,785

Banks 0.3%
Canadian Western Bank	646	20,452
Genworth MI Canada, Inc.	1,005	36,393
Home Capital Group, Inc.	510	23,325
Laurentian Bank of Canada	564	25,226

		105,396

Capital Goods 0.7%
Aecon Group, Inc.	1,646	17,337
ATS Automation Tooling Systems, Inc. *	831	10,516
Bird Construction, Inc.	1,226	12,795
CAE, Inc.	3,570	47,402
MacDonald, Dettwiler & Associates Ltd.	580	45,662
New Flyer Industries, Inc.	345	3,985
Richelieu Hardware Ltd.	105	5,213
Russel Metals, Inc. (b)	2,342	61,433
Toromont Industries Ltd.	1,710	43,041
Wajax Corp.	806	23,270

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
WSP Global, Inc.	612	18,769

		289,423

Commercial & Professional Services 0.5%
Morneau Shepell, Inc.	270	3,990
Newalta Corp.	1,242	20,510
Progressive Waste Solutions Ltd.	2,066	63,035
Ritchie Bros. Auctioneers, Inc.	1,210	31,273
Stantec, Inc.	968	28,185
Transcontinental, Inc., Class A	3,360	45,232

		192,225

Consumer Durables & Apparel 0.3%
Dorel Industries, Inc., Class B	1,210	40,218
Gildan Activewear, Inc.	900	52,189
lululemon athletica, Inc. *	495	23,854

		116,261

Consumer Services 0.0%
Great Canadian Gaming Corp. *	270	5,221

Diversified Financials 0.3%
AGF Management Ltd., Class B	3,504	30,607
CI Financial Corp.	2,115	62,824
Dundee Corp., Class A *	1,575	21,161

		114,592

Energy 1.6%
Advantage Oil & Gas Ltd. *	7,500	33,611
AltaGas Ltd.	1,340	49,804
Calfrac Well Services Ltd.	1,098	11,748
Enbridge Income Fund Holdings, Inc.	150	3,925
Enerflex Ltd.	2,244	32,984
Ensign Energy Services, Inc.	3,230	30,820
Freehold Royalties Ltd.	806	13,763
Gibson Energy, Inc.	2,070	49,469
Gran Tierra Energy, Inc. *	2,066	7,447
Keyera Corp.	872	64,996
Lightstream Resources Ltd. (b)	10,660	23,372
MEG Energy Corp. *	120	1,954
Mullen Group Ltd. (b)	1,830	36,078
NuVista Energy Ltd. *	1,938	14,107
Parkland Fuel Corp.	2,135	39,976
Pason Systems, Inc.	646	14,696
Peyto Exploration & Development Corp. (b)	1,032	30,392
Precision Drilling Corp.	6,225	40,508
Savanna Energy Services Corp.	2,116	8,685
ShawCor Ltd.	1,005	41,513
Trican Well Service Ltd.	3,342	22,685
Trilogy Energy Corp.	135	1,265
Trinidad Drilling Ltd.	3,195	16,952
Veresen, Inc.	3,892	61,064

		651,814

Food & Staples Retailing 0.2%
The Jean Coutu Group PJC, Inc., A Shares	1,696	40,160
The North West Co., Inc.	1,614	34,608

		74,768

Food, Beverage & Tobacco 0.2%
Cott Corp.	3,230	21,302
Maple Leaf Foods, Inc.	2,895	47,732
Rogers Sugar, Inc. (b)	1,095	4,475

		73,509

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	1,146	47,649

Materials 1.7%
Agnico Eagle Mines Ltd.	1,950	45,627
Alamos Gold, Inc.	435	2,953
Canexus Corp.	1,957	6,196
Canfor Corp. *	1,066	25,691
Cascades, Inc.	2,310	13,229
CCL Industries, Inc., Class B	338	35,808
Centerra Gold, Inc.	6,590	30,111
Chemtrade Logistics Income Fund	1,083	19,927
Dominion Diamond Corp. *	1,487	24,295
Eldorado Gold Corp.	6,000	37,518
Franco-Nevada Corp.	386	19,367
HudBay Minerals, Inc.	4,980	37,647
IAMGOLD Corp. *	20,074	39,435
Labrador Iron Ore Royalty Corp. (b)	165	2,414
Lundin Mining Corp. *	11,306	54,039
Major Drilling Group International, Inc.	2,536	14,723
Methanex Corp.	1,165	58,768
Nevsun Resources Ltd.	1,020	4,124
New Gold, Inc. *	2,746	10,982
Pan American Silver Corp.	2,422	22,515
SEMAFO, Inc. *	1,290	3,722
Sherritt International Corp.	19,658	44,824
Silver Wheaton Corp.	1,050	20,793
Thompson Creek Metals Co., Inc. *	9,416	15,690
West Fraser Timber Co., Ltd.	1,388	72,282

		662,680

Media 0.4%
Aimia, Inc.	3,105	39,512
Cineplex, Inc.	1,050	40,287
Cogeco Cable, Inc.	484	27,582
Corus Entertainment, Inc., B Shares	1,662	31,629
Entertainment One Ltd.	750	3,518

		142,528

Real Estate 0.4%
Boardwalk Real Estate Investment Trust	291	16,754
Calloway Real Estate Investment Trust	870	21,249
Canadian Real Estate Investment Trust	338	14,424
Cominar Real Estate Investment Trust	225	3,722
Dream Office Real Estate Investment Trust	150	3,547
First Capital Realty, Inc.	984	16,155
FirstService Corp.	75	3,991
Granite Real Estate Investment Trust	742	25,776
H&R Real Estate Investment Trust	1,545	30,798
RioCan Real Estate Investment Trust	1,575	37,709

		174,125

Retailing 0.3%
Dollarama, Inc.	872	40,975
Hudson’s Bay Co.	810	17,170
Reitmans (Canada) Ltd., Class A	5,442	28,349
Sears Canada, Inc.	3,630	34,700

		121,194

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 0.2%
Constellation Software, Inc.	30	8,723
DH Corp. (b)	1,155	36,456
Open Text Corp.	694	41,205

		86,384

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc. (b)	1,200	30,351

Transportation 0.2%
TransForce, Inc.	2,260	59,045
Westshore Terminals Investment Corp.	532	15,709

		74,754

Utilities 0.4%
Capital Power Corp.	2,390	56,866
Just Energy Group, Inc. (b)	5,447	26,751
Northland Power, Inc.	968	14,237
Superior Plus Corp. (b)	5,282	59,525

		157,379

		3,194,038

Denmark 1.4%

Banks 0.2%
Jyske Bank A/S *	780	40,367
Sydbank A/S *	1,440	45,188

		85,555

Capital Goods 0.1%
NKT Holding A/S	675	36,800
Rockwool International A/S, B Shares	150	18,672

		55,472

Consumer Durables & Apparel 0.1%
Pandora A/S	516	45,906

Food, Beverage & Tobacco 0.1%
Royal UNIBREW *	128	22,088
Schouw & Co.	450	21,789

		43,877

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	570	49,516
GN Store Nord A/S	1,290	27,621
William Demant Holding A/S *	160	11,505

		88,642

Insurance 0.2%
Topdanmark A/S *	758	24,510
Tryg A/S	338	39,074

		63,584

Materials 0.2%
Chr Hansen Holding A/S	516	21,898
Novozymes A/S, B Shares	1,305	57,481

		79,379

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S	1,455	32,665

Software & Services 0.1%
SimCorp A/S	662	18,190

Transportation 0.1%
D/S Norden A/S (b)	1,350	32,389
Dfds A/S	75	6,936

		39,325

		552,595

Finland 1.4%

Capital Goods 0.4%
Cargotec Oyj, B Shares	920	29,957
Cramo Oyj	936	13,921
Konecranes Oyj	1,260	36,866
Outotec Oyj	3,225	18,944
Ramirent Oyj	1,665	14,364
Uponor Oyj	1,440	18,903

		132,955

Commercial & Professional Services 0.0%
Caverion Corp.	1,788	14,110

Consumer Durables & Apparel 0.1%
Amer Sports Oyj	2,406	49,191

Food, Beverage & Tobacco 0.0%
Raisio Oyj, V Shares	1,700	8,647

Materials 0.5%
Huhtamaki Oyj	2,430	61,738
Kemira Oyj	3,045	37,410
Metsa Board Oyj	6,435	31,206
Outokumpu Oyj *	6,600	39,379
Tikkurila Oyj	750	14,642

		184,375

Media 0.1%
Sanoma Oyj	7,650	44,728

Real Estate 0.0%
Sponda Oyj	2,988	13,261

Retailing 0.1%
Stockmann Oyj Abp, B Shares	1,696	18,606

Software & Services 0.2%
Tieto Oyj	2,460	63,236

		529,109

France 4.6%

Automobiles & Components 0.1%
Plastic Omnium S.A.	765	20,037

Banks 0.1%
Natixis S.A.	7,494	53,083

Capital Goods 0.3%
Areva S.A. *(b)	1,215	14,868
Mersen	855	20,391
Saft Groupe S.A.	758	23,652
Zodiac Aerospace	1,905	63,290

		122,201

Commercial & Professional Services 0.5%
Bureau Veritas S.A.	1,776	42,476
Derichebourg S.A.	6,492	18,024
Edenred	2,190	63,312
Societe BIC S.A.	480	64,148

		187,960

Consumer Durables & Apparel 0.1%
Beneteau S.A. *	240	3,342

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SEB S.A.	612	50,111

		53,453

Consumer Services 0.1%
Club Mediterranee S.A. *	1,130	33,668

Diversified Financials 0.1%
Eurazeo S.A.	675	47,081

Energy 0.1%
Bourbon S.A.	1,210	31,315
Etablissements Maurel et Prom *	1,420	13,863

		45,178

Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	285	21,485
Vilmorin & Cie S.A.	112	11,477

		32,962

Health Care Equipment & Services 0.1%
BioMerieux	242	25,553
Orpea	322	20,336

		45,889

Insurance 0.1%
Euler Hermes Group	255	25,931

Materials 0.3%
Eramet *	510	50,189
Imerys S.A.	750	56,847
Vicat	283	21,426

		128,462

Media 0.6%
Havas S.A.	4,275	36,059
IPSOS	615	17,423
JCDecaux S.A.	855	28,193
Metropole Television S.A.	2,415	45,973
Societe Television Francaise 1	3,420	54,722
Technicolor S.A. - Reg’d *	8,115	48,559

		230,929

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	484	25,622

Real Estate 0.7%
Fonciere Des Regions	660	63,165
Gecina S.A.	300	40,672
ICADE	645	51,727
Klepierre	1,226	55,160
Mercialys S.A.	840	18,912
Nexity S.A.	1,350	52,728

		282,364

Retailing 0.0%
Groupe Fnac *	281	13,487

Software & Services 0.4%
Alten S.A.	564	24,960
Altran Technologies S.A.	2,490	22,564
Dassault Systemes S.A.	710	46,531
Sopra Group S.A.	45	3,482
UBISOFT Entertainment *	3,165	55,456

		152,993

Technology Hardware & Equipment 0.3%
Ingenico	306	33,143
Neopost S.A.	930	66,108

		99,251

Telecommunication Services 0.1%
Iliad S.A.	144	35,455

Transportation 0.4%
Aeroports de Paris	525	64,592
Bollore S.A. (b)	75	37,119
Groupe Eurotunnel S.A. - Reg’d	4,395	56,955
Norbert Dentressangle S.A.	30	4,308

		162,974

		1,798,980

Germany 3.5%

Automobiles & Components 0.2%
ElringKlinger AG	420	14,113
Grammer AG	386	16,039
Leoni AG	810	48,692
SAF-Holland S.A.	474	6,603

		85,447

Banks 0.1%
Aareal Bank AG	570	24,960

Capital Goods 0.6%
Bauer AG *	678	11,664
BayWa AG	660	24,408
Deutz AG	2,778	13,243
DMG MORI SEIKI AG	1,005	26,693
Duerr AG	231	19,919
Heidelberger Druckmaschinen AG *	11,790	31,983
Indus Holding AG	750	36,974
KION Group AG	153	5,583
Krones AG	255	25,133
Norma Group SE	105	5,105
Pfeiffer Vacuum Technology AG	176	14,169
SGL Carbon SE *	630	11,451
Vossloh AG	160	10,552

		236,877

Consumer Durables & Apparel 0.2%
Gerry Weber International AG	354	13,965
HUGO BOSS AG	240	31,685
Puma SE	80	18,356

		64,006

Diversified Financials 0.0%
Aurelius AG	120	4,466

Health Care Equipment & Services 0.4%
Celesio AG	3,499	116,902
Rhoen Klinikum AG	2,100	61,287

		178,189

Insurance 0.0%
Talanx AG *	500	15,636

Materials 0.5%
Evonik Industries AG	683	22,585
Fuchs Petrolub SE	420	16,951
Symrise AG	1,395	83,589
Wacker Chemie AG	510	59,218

		182,343

Media 0.3%
Axel Springer SE	780	46,047

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kabel Deutschland Holding AG *	388	53,957

		100,004

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	548	30,356
Stada Arzneimittel AG	1,114	40,219

		70,575

Real Estate 0.1%
Deutsche Euroshop AG	338	15,007
GAGFAH S.A. *	1,470	28,414

		43,421

Retailing 0.1%
Fielmann AG	354	23,959
Takkt AG	700	11,301

		35,260

Semiconductors & Semiconductor Equipment 0.1%
Aixtron SE *	1,776	21,135
Kontron AG *	2,616	15,660
SMA Solar Technology AG *(b)	436	11,488

		48,283

Software & Services 0.3%
Bechtle AG	420	32,578
Software AG	1,340	35,657
United Internet AG - Reg’d	825	36,434
Wirecard AG	153	6,510

		111,179

Technology Hardware & Equipment 0.1%
Jenoptik AG	952	10,860
Wincor Nixdorf AG	900	44,717

		55,577

Telecommunication Services 0.1%
Drillisch AG	300	11,038
Telefonica Deutschland Holding AG *	9,060	47,630

		58,668

Transportation 0.2%
Fraport AG Frankfurt Airport Services Worldwide	720	44,085
Hamburger Hafen und Logistik AG	705	16,097
Sixt SE	340	13,716

		73,898

		1,388,789

Hong Kong 2.9%

Automobiles & Components 0.0%
Xinyi Glass Holdings Ltd.	32,000	17,166

Banks 0.1%
Bank of East Asia Ltd.	15,000	62,863

Capital Goods 0.1%
Johnson Electric Holdings Ltd.	5,875	22,727

Consumer Durables & Apparel 0.1%
Techtronic Industries Co., Ltd.	16,000	51,167

Consumer Services 0.3%
Cafe de Coral Holdings Ltd.	6,600	22,553
Galaxy Entertainment Group Ltd.	4,300	29,360
MGM China Holdings Ltd.	3,600	10,886
SJM Holdings Ltd.	16,000	31,773
Wynn Macau Ltd.	6,400	20,879

		115,451

Diversified Financials 0.2%
First Pacific Co., Ltd.	60,000	63,288

Food & Staples Retailing 0.1%
Dairy Farm International Holdings Ltd.	2,700	24,894

Media 0.0%
Television Broadcasts Ltd.	3,200	18,115

Real Estate 1.0%
Great Eagle Holdings Ltd.	3,000	10,097
Hang Lung Group Ltd.	9,000	43,346
Hang Lung Properties Ltd.	16,000	48,072
Henderson Land Development Co., Ltd.	6,400	42,914
Hongkong Land Holdings Ltd.	11,000	76,120
Hysan Development Co., Ltd.	3,000	13,869
Sino Land Co., Ltd.	32,000	52,488
Swire Properties Ltd.	9,000	27,969
Wheelock & Co., Ltd.	15,000	75,435

		390,310

Retailing 0.2%
Chow Sang Sang Holdings International Ltd.	15,000	40,716
Giordano International Ltd.	22,000	10,326
Luk Fook Holdings International Ltd.	5,600	18,414

		69,456

Technology Hardware & Equipment 0.1%
VTech Holdings Ltd.	3,200	44,523

Telecommunication Services 0.1%
Hutchison Telecommunications Hong Kong Holdings Ltd.	60,000	24,449

Transportation 0.6%
Cathay Pacific Airways Ltd.	32,000	70,478
MTR Corp., Ltd.	15,000	60,251
Orient Overseas International Ltd.	13,500	81,470
Pacific Basin Shipping Ltd.	76,000	35,673

		247,872

		1,152,281

Ireland 1.0%

Capital Goods 0.5%
DCC plc	1,729	96,421
Fly Leasing Ltd. ADR	520	7,056
Grafton Group plc	5,670	57,007
Kingspan Group plc	2,325	37,564

		198,048

Consumer Services 0.1%
Paddy Power plc	390	30,144

Food & Staples Retailing 0.0%
Fyffes plc	4,886	5,963

Food, Beverage & Tobacco 0.1%
C&C Group plc	6,405	30,023
Glanbia plc	1,582	24,534

		54,557

Health Care Equipment & Services 0.1%
UDG Healthcare plc	6,855	39,688

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.1%
James Hardie Industries plc CDI	2,712	28,008

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
ICON plc *	270	14,996

Transportation 0.1%
Aer Lingus Group plc	7,500	16,194
Irish Continental Group plc	2,078	8,031

		24,225

		395,629

Israel 1.2%

Banks 0.3%
Bank Hapoalim B.M.	10,485	52,242
Israel Discount Bank Ltd., A Shares *	15,216	24,845
Mizrahi Tefahot Bank Ltd. *	1,696	17,949

		95,036

Capital Goods 0.1%
Discount Investment Corp., Ltd. - Reg’d	4,455	11,465
Elbit Systems Ltd.	480	27,820

		39,285

Energy 0.2%
Delek Group Ltd.	90	30,480
Oil Refineries Ltd. *	67,328	19,278
Paz Oil Co., Ltd.	210	28,820

		78,578

Food & Staples Retailing 0.0%
Shufersal Ltd.	3,885	8,953

Materials 0.1%
The Israel Corp., Ltd. *	112	54,885

Software & Services 0.3%
Check Point Software Technologies Ltd. *	1,066	82,413
NICE-Systems Ltd.	525	24,892

		107,305

Telecommunication Services 0.2%
B Communications Ltd. *	180	3,491
Cellcom Israel Ltd. *	4,260	39,762
Partner Communications Co., Ltd. *	4,950	30,201

		73,454

		457,496

Italy 2.2%

Automobiles & Components 0.1%
Piaggio & C S.p.A. *	8,250	24,272

Banks 0.4%
Banca Carige S.p.A. *	61,856	5,244
Banca Popolare di Milano Scarl *	92,275	67,640
Banca Popolare di Sondrio Scarl	9,380	37,513
Credito Valtellinese Scarl *	26,298	26,195

		136,592

Capital Goods 0.1%
Astaldi S.p.A.	1,545	10,343
C.I.R. - Compagnie Industriali Riunite S.p.A *	24,036	26,369
Danieli & C Officine Meccaniche S.p.A.	708	13,554

		50,266

Consumer Durables & Apparel 0.2%
De’Longhi S.p.A.	952	18,894
Geox S.p.A. *(b)	4,065	13,673
Indesit Co. S.p.A. *	1,440	19,693
Prada S.p.A. (b)	1,900	12,299
Safilo Group S.p.A. *	742	9,907
Tod’s S.p.A. (b)	128	11,848

		86,314

Consumer Services 0.2%
Autogrill S.p.A. *	3,812	28,822
GTECH S.p.A.	1,650	37,910

		66,732

Energy 0.2%
ERG S.p.A.	3,480	40,542
Saras S.p.A. *(b)	35,586	39,039

		79,581

Food & Staples Retailing 0.0%
MARR S.p.A.	210	3,458

Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	3,060	21,439
Parmalat S.p.A.	10,096	30,484

		51,923

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	5,572	13,393

Insurance 0.1%
Mediolanum S.p.A. (b)	1,473	10,247
Societa Cattolica di Assicurazioni Scarl (b)	872	5,935
Unipol Gruppo Finanziario S.p.A.	4,470	23,003

		39,185

Materials 0.1%
Buzzi Unicem S.p.A.	3,375	50,616

Media 0.0%
RCS MediaGroup S.p.A. *(b)	13,290	16,228

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	1,470	25,766

Real Estate 0.0%
Beni Stabili S.p.A. (b)	21,060	14,703

Retailing 0.0%
World Duty Free S.p.A. *	1,092	10,598

Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	360	2,711

Transportation 0.2%
Ansaldo STS S.p.A.	2,045	21,593
ASTM S.p.A.	1,620	20,923
Societa Iniziative Autostradali e Servizi S.p.A.	2,164	21,865

		64,381

Utilities 0.4%
ACEA S.p.A.	1,736	19,770
Enel Green Power S.p.A.	17,205	41,503
Hera S.p.A.	20,498	52,283

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Iren S.p.A.	23,600	28,244

		141,800

		878,519

Japan 38.3%

Automobiles & Components 3.3%
Aisan Industry Co., Ltd.	1,900	14,840
Akebono Brake Industry Co., Ltd.	3,200	11,648
Calsonic Kansei Corp.	10,000	54,851
Exedy Corp.	1,600	39,661
FCC Co., Ltd.	1,600	26,639
Futaba Industrial Co., Ltd.	6,400	33,056
G-Tekt Corp.	400	3,970
Keihin Corp.	3,200	45,081
Koito Manufacturing Co., Ltd.	3,100	97,295
KYB Co., Ltd.	8,000	33,770
Mitsuba Corp.	900	14,878
Mitsubishi Motors Corp.	4,800	49,341
Musashi Seimitsu Industry Co., Ltd.	1,600	31,168
NGK Spark Plug Co., Ltd.	2,600	78,207
Nifco, Inc.	1,200	40,999
Nippon Seiki Co., Ltd.	2,000	39,095
Nissan Shatai Co., Ltd.	3,900	49,323
Nissin Kogyo Co., Ltd.	1,600	24,697
NOK Corp.	3,200	80,105
Pacific Industrial Co., Ltd.	800	5,911
Press Kogyo Co., Ltd.	5,000	17,989
Riken Corp.	4,000	15,368
Sanden Corp.	3,000	17,643
Showa Corp.	1,700	16,787
Sumitomo Riko Co., Ltd.	3,000	25,125
Tachi-S Co., Ltd. (b)	1,600	21,260
Takata Corp. (b)	1,600	17,296
The Yokohama Rubber Co., Ltd.	6,500	59,805
Tokai Rika Co., Ltd.	2,800	56,408
Topre Corp.	400	5,231
Toyo Tire & Rubber Co., Ltd.	2,200	45,044
Toyoda Gosei Co., Ltd.	3,200	62,660
Toyota Boshoku Corp. (b)	5,400	67,383
TS Tech Co., Ltd.	1,500	35,502
Unipres Corp.	2,600	44,756
Yorozu Corp.	1,100	19,028

		1,301,820

Banks 2.2%
Aozora Bank Ltd.	10,000	32,523
Fukuoka Financial Group, Inc.	16,000	87,222
Hokuhoku Financial Group, Inc.	32,000	64,709
North Pacific Bank Ltd.	1,600	6,363
Senshu Ikeda Holdings, Inc.	1,000	4,929
Seven Bank Ltd.	9,600	41,656
Shinsei Bank Ltd.	20,000	37,578
Suruga Bank Ltd.	1,500	28,500
The 77 Bank Ltd.	3,000	15,748
The Awa Bank Ltd.	2,000	10,886
The Bank of Kyoto Ltd.	4,000	33,635
The Chiba Bank Ltd.	3,000	19,944
The Chugoku Bank Ltd.	2,000	28,024
The Daishi Bank Ltd.	5,000	17,104
The Gunma Bank Ltd.	5,000	29,743
The Hachijuni Bank Ltd.	4,000	24,468
The Higo Bank Ltd.	1,000	5,493
The Hiroshima Bank Ltd.	6,000	29,018
The Hyakugo Bank Ltd.	4,000	16,413
The Iyo Bank Ltd.	3,200	33,109
The Joyo Bank Ltd.	5,000	25,235
The Juroku Bank Ltd.	5,000	18,579
The Kagoshima Bank Ltd.	2,000	12,773
The Keiyo Bank Ltd.	4,000	22,210
The Musashino Bank Ltd.	500	16,388
The Nishi-Nippon City Bank Ltd.	12,000	34,377
The Ogaki Kyoritsu Bank Ltd.	10,000	29,406
The San-In Godo Bank Ltd.	3,000	21,890
The Shiga Bank Ltd.	2,000	10,667
The Shizuoka Bank Ltd.	6,000	57,733
TOMONY Holdings, Inc.	1,600	6,983
Yamaguchi Financial Group, Inc.	4,000	40,106

		863,412

Capital Goods 6.8%
Aica Kogyo Co., Ltd.	1,600	32,732
Amada Co., Ltd.	6,400	57,753
Asahi Diamond Industrial Co., Ltd.	1,600	17,067
Central Glass Co., Ltd.	11,000	37,073
Chiyoda Corp.	2,000	17,660
Chudenko Corp.	400	5,888
CKD Corp.	1,700	14,238
COMSYS Holdings Corp.	4,200	62,459
Daifuku Co., Ltd.	1,800	19,049
Daihen Corp.	3,000	12,790
DMG Mori Seiki Co., Ltd.	1,900	22,716
Ebara Corp.	11,000	47,083
Fuji Electric Co., Ltd.	12,000	52,677
Fuji Machine Manufacturing Co., Ltd.	3,000	27,653
Fujikura Ltd.	16,000	59,991
Fujitec Co., Ltd.	1,700	16,630
Furukawa Co., Ltd.	4,000	7,280
Futaba Corp.	1,600	21,677
Glory Ltd. (b)	1,600	41,791
GS Yuasa Corp.	8,000	38,286
Hazama Ando Corp.	600	3,468
Hitachi Construction Machinery Co., Ltd.	3,200	69,077
Hitachi Koki Co., Ltd. (b)	1,600	13,414
Hitachi Zosen Corp.	7,500	40,633
Hoshizaki Electric Co., Ltd.	900	46,257
Inaba Denki Sangyo Co., Ltd.	1,200	40,443
Inabata & Co., Ltd.	3,300	28,361
Iseki & Co., Ltd. (b)	7,000	13,447
Iwatani Corp. (b)	9,000	65,518
Kandenko Co., Ltd.	8,000	42,802
Kanematsu Corp.	32,000	47,723
Keihan Electric Railway Co., Ltd.	11,000	55,053
Kitz Corp.	3,200	13,454
Komori Corp.	1,800	17,517
Kuroda Electric Co., Ltd.	2,300	29,379
Kyowa Exeo Corp.	4,800	54,436
Kyudenko Corp.	1,000	11,518
Mabuchi Motor Co., Ltd.	300	23,912
Maeda Corp.	3,800	27,631
Maeda Road Construction Co., Ltd.	2,000	28,327
Makino Milling Machine Co., Ltd.	2,000	14,357
Meidensha Corp. (b)	6,000	19,615
Minebea Co., Ltd.	5,000	62,645

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mirait Holdings Corp.	3,300	35,757
MISUMI Group, Inc.	1,600	51,228
Miura Co., Ltd.	2,500	26,141
Nabtesco Corp.	1,600	38,407
Nachi-Fujikoshi Corp.	3,000	17,719
Namura Shipbuilding Co., Ltd.	400	4,675
NGK Insulators Ltd.	3,500	77,706
Nichias Corp.	2,600	14,568
Nichiha Corp.	800	7,206
Nippo Corp.	2,500	39,622
Nippon Densetsu Kogyo Co., Ltd.	1,000	12,622
Nippon Steel & Sumikin Bussan Corp.	4,000	14,425
Nishimatsu Construction Co., Ltd.	10,000	41,286
Nishio Rent All Co., Ltd.	100	3,391
Nisshinbo Holdings, Inc.	6,000	60,766
Nitta Corp.	600	13,336
Nitto Boseki Co., Ltd.	3,000	10,692
Nitto Kogyo Corp.	500	9,458
Noritz Corp.	1,600	25,924
NTN Corp.	16,000	74,550
Oiles Corp.	1,300	22,224
OKUMA Corp. (b)	3,400	25,811
Okumura Corp.	6,000	27,653
OSG Corp.	1,600	25,425
Penta-Ocean Construction Co., Ltd. (b)	8,500	26,857
Ryobi Ltd.	7,000	18,461
Sanki Engineering Co., Ltd.	3,200	19,790
Sankyo Tateyama, Inc.	1,600	27,313
Sanwa Holdings Corp.	4,000	28,209
Shinmaywa Industries Ltd.	2,400	22,203
SHO-BOND Holdings Co., Ltd.	100	3,636
Sintokogio Ltd.	1,600	10,987
Tadano Ltd.	1,300	18,993
Taikisha Ltd.	1,300	26,989
Takara Standard Co., Ltd.	2,400	16,845
Takasago Thermal Engineering Co., Ltd.	2,700	34,420
The Japan Steel Works Ltd.	15,000	53,334
The Nippon Road Co., Ltd.	2,000	9,841
THK Co., Ltd.	2,500	60,559
Toa Corp.	9,000	14,939
Toda Corp.	8,000	33,096
Toshiba Machine Co., Ltd.	4,000	15,773
Toshiba Plant Systems & Services Corp.	1,300	20,121
Totetsu Kogyo Co., Ltd.	400	8,550
Toyo Engineering Corp. (b)	4,000	14,863
Trusco Nakayama Corp.	1,600	45,229
Tsubakimoto Chain Co.	2,600	21,578
Ushio, Inc.	3,200	32,166
Yamazen Corp.	4,500	31,432
Yuasa Trading Co., Ltd.	700	13,489

		2,691,745

Commercial & Professional Services 0.8%
Aeon Delight Co., Ltd.	700	15,777
Daiseki Co., Ltd.	300	5,068
Duskin Co., Ltd. (b)	2,500	36,504
Kokuyo Co., Ltd.	4,800	36,035
Meitec Corp.	500	13,987
Moshi Moshi Hotline, Inc.	1,600	15,517
Nissha Printing Co., Ltd.	1,600	23,861
Nomura Co., Ltd.	900	7,591
Okamura Corp.	2,100	14,244
Park24 Co., Ltd.	1,600	24,279
Sato Holdings Corp.	500	11,922
Sohgo Security Services Co., Ltd.	2,300	47,459
Temp Holdings Co., Ltd.	900	26,655
Toppan Forms Co., Ltd.	3,000	29,119

		308,018

Consumer Durables & Apparel 2.1%
Alpine Electronics, Inc.	1,700	27,215
Asics Corp.	2,500	63,298
Casio Computer Co., Ltd. (b)	5,100	77,090
Fujitsu General Ltd.	1,000	10,734
Funai Electric Co., Ltd.	4,500	59,603
Gunze Ltd.	15,000	39,179
Haseko Corp.	6,000	49,897
Heiwa Corp.	200	3,837
Kurabo Industries Ltd.	16,000	24,940
Misawa Homes Co., Ltd.	900	8,137
Mizuno Corp.	4,000	20,087
Onward Holdings Co., Ltd.	7,000	42,937
PanaHome Corp.	4,400	28,361
Pioneer Corp. *	19,200	40,928
Rinnai Corp.	600	44,589
Sangetsu Co., Ltd.	1,600	39,176
Sankyo Co., Ltd.	1,500	48,279
Seiren Co., Ltd.	1,200	9,676
Tamron Co., Ltd.	900	17,070
Token Corp.	260	11,194
Tomy Co., Ltd. (b)	3,200	16,366
TSI Holdings Co., Ltd.	4,900	28,239
Wacoal Holdings Corp.	3,000	30,813
Yamaha Corp.	5,000	74,525

		816,170

Consumer Services 0.8%
Accordia Golf Co., Ltd.	1,700	15,054
Doutor Nichires Holdings Co., Ltd.	1,100	15,163
Dynam Japan Holdings Co., Ltd. (b)	6,200	13,783
HIS Co., Ltd.	1,500	36,209
McDonald’s Holdings Co. Japan Ltd. (b)	1,800	41,161
MOS Food Services, Inc.	1,000	17,753
Plenus Co., Ltd.	1,300	21,929
Resorttrust, Inc.	1,500	30,800
Round One Corp.	2,100	12,103
Royal Holdings Co., Ltd. (b)	1,600	23,147
Saizeriya Co., Ltd.	1,600	21,394
St Marc Holdings Co., Ltd.	100	5,519
Tokyo Dome Corp.	4,000	16,110
Yoshinoya Holdings Co., Ltd. (b)	1,700	18,592
Zensho Holdings Co., Ltd. (b)	1,600	12,901

		301,618

Diversified Financials 0.7%
Acom Co., Ltd. *(b)	8,200	24,527
AEON Financial Service Co., Ltd.	1,200	25,904
Aiful Corp. *(b)	6,050	23,398
Century Tokyo Leasing Corp.	400	9,892
Daiwa Securities Group, Inc.	7,000	56,261
Fuyo General Lease Co., Ltd.	100	3,581
Hitachi Capital Corp.	800	18,031
Jaccs Co., Ltd.	4,000	19,716

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,400	25,479
Orient Corp. *	14,400	25,843
SBI Holdings, Inc.	3,000	34,629

		267,261

Energy 0.2%
Japan Petroleum Exploration Co., Ltd.	900	27,716
San-Ai Oil Co., Ltd.	5,000	31,386
Shinko Plantech Co., Ltd.	3,000	20,525

		79,627

Food & Staples Retailing 1.7%
Ain Pharmaciez, Inc.	1,500	42,908
Arcs Co., Ltd.	2,200	45,173
Cawachi Ltd. (b)	1,600	23,781
Cocokara fine, Inc.	1,500	35,818
Cosmos Pharmaceutical Corp.	100	13,245
FamilyMart Co., Ltd.	1,600	59,047
Heiwado Co., Ltd.	3,000	55,256
Kato Sangyo Co., Ltd.	2,000	38,320
Matsumotokiyoshi Holdings Co., Ltd.	1,600	44,420
Ministop Co., Ltd.	500	6,606
Mitsubishi Shokuhin Co., Ltd.	800	17,835
San-A Co., Ltd.	800	27,164
Sugi Holdings Co., Ltd.	1,100	45,970
Sundrug Co., Ltd.	900	36,513
Tsuruha Holdings, Inc.	1,000	56,452
Valor Co., Ltd.	3,200	55,057
Welcia Holdings Co., Ltd.	600	19,008
Yaoko Co., Ltd.	100	5,965
Yokohama Reito Co., Ltd.	4,200	27,850

		656,388

Food, Beverage & Tobacco 2.4%
Calbee, Inc.	1,100	38,092
Coca-Cola East Japan Co., Ltd. (b)	1,700	27,072
Dydo Drinco, Inc.	500	19,885
Ezaki Glico Co., Ltd.	1,500	54,598
Fuji Oil Co., Ltd.	2,200	31,290
Hokuto Corp.	1,200	20,232
House Foods Group, Inc.	3,200	53,735
Ito En Ltd.	1,600	29,914
Itoham Foods, Inc.	10,000	51,902
J-Oil Mills, Inc.	6,000	18,755
Kagome Co., Ltd.	2,500	37,284
Kikkoman Corp.	3,500	83,279
Megmilk Snow Brand Co., Ltd.	4,500	54,447
Mitsui Sugar Co., Ltd.	3,000	10,768
Morinaga & Co., Ltd.	11,000	25,302
Morinaga Milk Industry Co., Ltd.	16,000	53,385
Nichirei Corp.	16,000	69,562
Nippon Flour Mills Co., Ltd.	7,000	31,377
Nippon Suisan Kaisha Ltd. *	11,400	39,766
Prima Meat Packers Ltd.	5,000	10,785
Sapporo Holdings Ltd.	13,000	59,367
Takara Holdings, Inc.	4,800	31,748
The Nisshin Oillio Group Ltd.	9,000	30,181
Warabeya Nichiyo Co., Ltd.	1,600	27,070
Yakult Honsha Co., Ltd.	1,100	58,390

		968,186

Health Care Equipment & Services 0.6%
Hogy Medical Co., Ltd.	100	4,828
Miraca Holdings, Inc.	1,300	49,345
Nichii Gakkan Co.	3,200	24,185
Nihon Kohden Corp.	500	25,151
Nikkiso Co., Ltd.	400	3,916
Nipro Corp. (b)	4,800	41,050
Paramount Bed Holdings Co., Ltd.	200	5,713
Ship Healthcare Holdings, Inc.	600	13,877
Sysmex Corp.	1,200	51,565
Toho Holdings Co., Ltd.	3,000	38,648

		258,278

Household & Personal Products 0.5%
Fancl Corp. (b)	2,300	28,468
Kobayashi Pharmaceutical Co., Ltd.	700	40,519
Kose Corp.	800	28,108
Lion Corp.	7,000	38,337
Mandom Corp.	600	19,185
Pigeon Corp.	300	18,478
Pola Orbis Holdings, Inc.	500	17,757

		190,852

Insurance 0.1%
Sony Financial Holdings, Inc.	2,200	33,384

Materials 4.2%
ADEKA Corp.	3,400	40,966
Aichi Steel Corp.	5,000	17,399
Asahi Holdings, Inc.	1,600	23,322
Chugoku Marine Paints Ltd.	2,000	16,329
Daido Steel Co., Ltd.	10,000	36,399
Daio Paper Corp.	3,000	26,490
Dowa Holdings Co., Ltd.	6,000	49,644
Earth Chemical Co., Ltd.	500	17,378
FP Corp. (b)	600	17,745
Fuji Seal International, Inc.	600	17,011
Fujimori Kogyo Co., Ltd.	200	5,645
Hitachi Metals Ltd.	4,000	69,192
Hokuetsu Kishu Paper Co., Ltd.	7,500	30,838
Ishihara Sangyo Kaisha Ltd. *	16,000	13,616
Kansai Paint Co., Ltd.	3,000	47,799
Konishi Co., Ltd.	400	6,343
Kureha Corp.	4,000	19,581
Kyoei Steel Ltd. (b)	1,600	26,962
Lintec Corp.	2,200	47,175
Maruichi Steel Tube Ltd.	1,500	32,936
Mitsubishi Gas Chemical Co., Inc.	11,000	62,931
Mitsubishi Steel Manufacturing Co., Ltd.	6,000	12,537
Nihon Parkerizing Co., Ltd.	1,100	23,680
Nippon Denko Co., Ltd.	6,800	17,188
Nippon Kayaku Co., Ltd.	4,000	49,004
Nippon Light Metal Holdings Co., Ltd.	16,500	24,885
Nippon Paint Holdings Co., Ltd.	1,600	41,387
Nippon Shokubai Co., Ltd.	4,000	49,914
Nippon Soda Co., Ltd.	3,500	18,254
Nissan Chemical Industries Ltd.	3,200	59,209
Nisshin Steel Co., Ltd.	2,100	19,729
Nittetsu Mining Co., Ltd.	6,000	21,839
NOF Corp.	6,000	37,814
Pacific Metals Co., Ltd. *	6,000	17,694
Rengo Co., Ltd.	11,000	44,302
Sakata INX Corp.	800	8,877
Sanyo Chemical Industries Ltd.	3,000	19,716
Sanyo Special Steel Co., Ltd.	6,000	18,553

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sumitomo Bakelite Co., Ltd.	11,000	41,151
Sumitomo Osaka Cement Co., Ltd.	13,000	36,694
The Nippon Synthetic Chemical Industry Co., Ltd.	1,000	6,353
Toagosei Co., Ltd.	12,000	49,037
Toho Zinc Co., Ltd.	6,000	20,373
Tokai Carbon Co., Ltd.	12,000	33,770
Tokuyama Corp.	17,000	37,242
Tokyo Ohka Kogyo Co., Ltd.	1,200	35,540
Tokyo Steel Manufacturing Co., Ltd.	8,100	43,133
Topy Industries Ltd.	15,000	27,426
Toyo Ink SC Holdings Co., Ltd.	8,000	38,421
Toyo Kohan Co., Ltd.	2,500	12,912
Toyobo Co., Ltd.	32,000	45,027
UACJ Corp.	5,000	14,703
Yamato Kogyo Co., Ltd.	1,300	36,475
Yodogawa Steel Works Ltd.	5,000	18,199
Zeon Corp.	4,000	38,758

		1,645,497

Media 0.6%
Asatsu-DK, Inc.	1,600	41,319
Avex Group Holdings, Inc.	1,500	21,384
CyberAgent, Inc.	400	15,941
Daiichikosho Co., Ltd.	1,600	42,331
SKY Perfect JSAT Holdings, Inc.	6,000	36,247
Toei Co., Ltd.	1,000	5,216
Toho Co., Ltd.	2,100	46,818
Tokyo Broadcasting System Holdings, Inc.	1,600	19,332
TV Asahi Holdings Corp.	400	6,599
Zenrin Co., Ltd.	1,100	12,744

		247,931

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Hisamitsu Pharmaceutical Co., Inc.	1,300	39,542
Kaken Pharmaceutical Co., Ltd.	1,500	31,849
Kissei Pharmaceutical Co., Ltd.	900	23,394
KYORIN Holdings, Inc.	1,600	31,141
Mochida Pharmaceutical Co., Ltd.	400	21,941
Nichi-iko Pharmaceutical Co., Ltd.	400	6,188
Nippon Shinyaku Co., Ltd.	500	14,555
Rohto Pharmaceutical Co., Ltd.	1,700	22,130
Santen Pharmaceutical Co., Ltd.	1,100	61,541
Sawai Pharmaceutical Co., Ltd. (b)	200	11,863
Sumitomo Dainippon Pharma Co., Ltd.	2,800	28,947
Tsumura & Co. (b)	1,500	33,732

		326,823

Real Estate 1.3%
Advance Residence Investment Corp. (b)	16	39,095
Aeon Mall Co., Ltd.	1,600	27,286
Frontier Real Estate Investment Corp.	1	4,634
Japan Excellent, Inc.	15	19,703
Japan Prime Realty Investment Corp.	7	25,391
Japan Real Estate Investment Corp.	9	44,361
Japan Retail Fund Investment Corp.	20	41,623
Kenedix Office Investment Corp. (b)	3	16,556
Leopalace21 Corp. *	6,900	39,126
MID REIT, Inc.	1	2,441
Mori Trust Sogo REIT, Inc. (b)	6	11,359
Nippon Accommodations Fund, Inc.	1	3,952
Nippon Building Fund, Inc.	12	60,463
Nomura Real Estate Holdings, Inc.	3,000	55,104
Nomura Real Estate Office Fund, Inc.	6	25,050
NTT Urban Development Corp.	1,500	15,432
Orix JREIT, Inc.	16	22,217
Relo Holdings, Inc.	100	6,547
Tokyo Tatemono Co., Ltd.	4,000	31,916
Top REIT, Inc.	1	3,926
United Urban Investment Corp. (b)	16	25,708

		521,890

Retailing 2.4%
ABC-Mart, Inc.	400	20,087
Adastria Holdings Co., Ltd.	560	10,852
Alpen Co., Ltd.	1,500	21,334
AOKI Holdings, Inc.	1,000	10,094
Aoyama Trading Co., Ltd.	3,000	65,114
Arcland Sakamoto Co., Ltd.	800	16,501
ASKUL Corp.	400	6,889
Autobacs Seven Co., Ltd.	3,200	45,188
Bic Camera, Inc. (b)	4,800	42,101
Canon Marketing Japan, Inc.	4,500	81,632
Chiyoda Co., Ltd.	1,500	26,882
DCM Holdings Co., Ltd.	8,000	50,958
Don Quijote Holdings Co., Ltd.	1,100	68,585
Doshisha Co., Ltd.	1,600	22,743
Geo Holdings Corp.	3,200	25,668
Gulliver International Co., Ltd.	1,600	12,430
H2O Retailing Corp.	3,400	52,740
Happinet Corp. (b)	400	5,487
Hikari Tsushin, Inc.	300	19,514
Izumi Co., Ltd.	1,300	40,746
Kohnan Shoji Co., Ltd.	3,000	32,506
Komeri Co., Ltd.	1,500	32,481
Rakuten, Inc.	3,000	40,418
Ryohin Keikaku Co., Ltd.	400	46,880
Sanrio Co., Ltd. (b)	500	13,207
The Daiei, Inc. *	35,700	40,908
United Arrows Ltd.	200	5,527
USS Co., Ltd.	3,200	46,186
Xebio Co., Ltd.	1,600	25,830

		929,488

Semiconductors & Semiconductor Equipment 0.6%
Advantest Corp. (b)	3,300	39,399
Disco Corp.	300	23,836
Sanken Electric Co., Ltd.	2,000	16,986
SCREEN Holdings Co., Ltd.	6,000	38,826
Shinko Electric Industries Co., Ltd. (b)	3,200	21,004
Sumco Corp.	4,800	61,191
Tokyo Seimitsu Co., Ltd.	500	9,786
Ulvac, Inc. *	1,900	26,270

		237,298

Software & Services 1.7%
Capcom Co., Ltd.	1,600	23,794
Dena Co., Ltd.	3,400	42,112
DTS Corp.	900	18,275
Fuji Soft, Inc.	1,000	21,064
Gree, Inc. (b)	1,600	10,744
Internet Initiative Japan, Inc.	200	4,208
IT Holdings Corp.	4,100	63,874
Itochu Techno-Solutions Corp.	1,100	43,005

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NEC Networks & System Integration Corp.	1,600	30,737
NET One Systems Co., Ltd. (b)	4,800	27,582
Nexon Co., Ltd.	2,000	18,941
Nihon Unisys Ltd.	3,200	29,470
Nomura Research Institute Ltd.	2,100	65,467
NS Solutions Corp.	500	13,165
NSD Co., Ltd.	1,600	22,015
Obic Co., Ltd.	500	15,946
Otsuka Corp. (b)	1,500	51,628
SCSK Corp.	400	10,178
Square Enix Holdings Co., Ltd.	1,700	33,231
Transcosmos, Inc.	900	15,871
Trend Micro, Inc.	1,600	48,599
Yahoo Japan Corp.	12,000	43,780

		653,686

Technology Hardware & Equipment 2.9%
Alps Electric Co., Ltd.	5,100	102,013
Amano Corp.	3,000	31,394
Anritsu Corp. (b)	1,600	11,108
Azbil Corp.	2,100	49,525
Canon Electronics, Inc.	1,500	25,290
Citizen Holdings Co., Ltd.	8,400	64,972
Daiwabo Holdings Co., Ltd.	16,000	29,254
Eizo Corp. (b)	500	9,112
Hamamatsu Photonics K.K.	900	45,499
Hirose Electric Co., Ltd.	400	50,554
Hitachi High-Technologies Corp.	3,200	92,480
Hitachi Kokusai Electric, Inc.	1,000	14,728
Horiba Ltd.	900	30,598
Hosiden Corp. (b)	9,600	60,099
Japan Aviation Electronics Industry Ltd.	1,000	22,286
Macnica, Inc.	600	16,683
Melco Holdings, Inc.	900	13,627
Mitsumi Electric Co., Ltd.	8,500	70,615
Nichicon Corp.	1,600	12,928
Nippon Chemi-Con Corp. *	6,000	17,340
Oki Electric Industry Co., Ltd.	10,000	20,222
Riso Kagaku Corp.	500	15,356
Ryosan Co., Ltd.	2,600	54,460
Ryoyo Electro Corp.	700	7,024
Shimadzu Corp.	6,000	59,350
Siix Corp.	400	6,852
Taiyo Yuden Co., Ltd.	4,500	50,883
The Nippon Signal Co., Ltd.	1,600	15,624
Toshiba TEC Corp.	5,000	35,472
Wacom Co., Ltd. (b)	1,700	6,532
Yaskawa Electric Corp.	3,700	48,009
Yokogawa Electric Corp. (b)	4,800	60,422

		1,150,311

Transportation 1.5%
Fukuyama Transporting Co., Ltd.	4,000	21,199
Hitachi Transport System, Ltd.	2,500	31,596
Japan Airport Terminal Co., Ltd.	800	31,478
Keikyu Corp.	4,600	35,153
Keio Corp. (b)	10,000	73,556
Keisei Electric Railway Co., Ltd.	3,600	41,404
Kintetsu World Express, Inc.	800	27,939
Konoike Transport Co., Ltd.	500	9,458
Mitsubishi Logistics Corp.	2,500	39,179
Mitsui-Soko Holdings Co., Ltd.	5,000	18,705
Nankai Electric Railway Co., Ltd.	10,000	50,217
Nippon Konpo Unyu Soko Co., Ltd.	2,300	36,026
Nishi-Nippon Railroad Co., Ltd.	11,000	46,434
Sankyu, Inc.	15,000	58,643
Senko Co., Ltd. (b)	4,000	18,503
Sotetsu Holdings, Inc.	6,000	23,305
The Sumitomo Warehouse Co., Ltd.	5,000	28,479

		591,274

Utilities 0.1%
The Okinawa Electric Power Co., Inc.	1,300	40,911

		15,081,868

Luxembourg 0.4%

Banks 0.0%
Espirito Santo Financial Group S.A. *(d)(e)	8,470	—

Commercial & Professional Services 0.1%
Regus plc	9,482	29,209

Consumer Durables & Apparel 0.1%
Samsonite International S.A.	10,800	35,930

Household & Personal Products 0.1%
Oriflame Cosmetics S.A. SDR (b)	1,500	26,546

Materials 0.1%
Ternium S.A. ADR	1,875	37,650

Semiconductors & Semiconductor Equipment 0.0%
Magnachip Semiconductor Corp. *	1,260	15,347

Telecommunication Services 0.0%
Colt Group S.A. *	5,882	12,564

		157,246

Netherlands 2.0%

Capital Goods 0.5%
Aalberts Industries N.V.	1,650	46,405
AerCap Holdings N.V. *	1,245	55,166
Arcadis N.V.	1,080	33,808
Heijmans N.V. CVA	195	1,979
Royal Imtech N.V. *	93	474
Sensata Technologies Holding N.V. *	660	32,716
TKH Group N.V.	720	23,063

		193,611

Commercial & Professional Services 0.1%
USG People N.V.	3,762	41,416

Consumer Durables & Apparel 0.1%
TomTom N.V. *	3,210	22,586

Diversified Financials 0.0%
BinckBank N.V.	1,308	12,179

Energy 0.3%
Core Laboratories N.V.	176	22,674
Koninklijke Vopak N.V.	780	39,284
SBM Offshore N.V. *	3,750	50,770

		112,728

Food & Staples Retailing 0.1%
Sligro Food Group N.V.	330	12,445
X5 Retail Group N.V. GDR - Reg’d *	2,400	42,240

		54,685

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.2%
Corbion N.V.	3,165	55,831
Koninklijke Wessanen N.V.	4,710	32,142

		87,973

Materials 0.1%
Koninklijke Ten Cate N.V.	1,162	27,509

Real Estate 0.4%
Corio N.V.	1,270	64,415
Eurocommercial Properties N.V.	495	22,431
Vastned Retail N.V.	495	23,314
Wereldhave N.V.	390	30,664

		140,824

Semiconductors & Semiconductor Equipment 0.2%
ASM International N.V.	856	35,989
NXP Semiconductor N.V. *	765	59,525

		95,514

Software & Services 0.0%
Yandex N.V., Class A *	139	3,464

		792,489

New Zealand 0.8%

Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	10,500	32,393

Energy 0.0%
Z Energy Ltd.	4,348	14,335

Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	5,625	24,198

Materials 0.1%
Nuplex Industries Ltd.	9,514	22,779

Media 0.1%
SKY Network Television Ltd.	6,810	34,641

Real Estate 0.0%
Kiwi Income Property Trust	14,550	13,706

Telecommunication Services 0.1%
Chorus Ltd. *	19,642	31,840

Transportation 0.1%
Air New Zealand Ltd.	12,285	23,434
Auckland International Airport Ltd.	6,948	21,108
Mainfreight Ltd.	1,452	17,952

		62,494

Utilities 0.2%
Contact Energy Ltd.	6,234	29,998
Infratil Ltd.	10,548	23,185
Mighty River Power Ltd.	4,241	9,988

		63,171

		299,557

Norway 0.9%

Banks 0.1%
Sparebank 1 Nord Norge	1,197	6,698
SpareBank 1 SMN	2,228	18,525
SpareBank 1 SR-Bank A.S.A.	2,292	17,666

		42,889

Capital Goods 0.0%
Vard Holdings Ltd. *(b)	26,000	12,466

Commercial & Professional Services 0.0%
Tomra Systems A.S.A.	2,100	14,778

Energy 0.2%
Fred. Olsen Energy A.S.A.	1,125	11,706
Kvaerner A.S.A.	8,691	10,768
TGS Nopec Geophysical Co. A.S.A. (b)	1,954	43,510

		65,984

Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	2,648	15,913
Leroy Seafood Group A.S.A.	516	17,934

		33,847

Insurance 0.2%
Gjensidige Forsikring A.S.A.	2,890	49,625
Storebrand A.S.A. *	5,160	24,063

		73,688

Materials 0.0%
Borregaard A.S.A.	480	3,179

Media 0.1%
Schibsted A.S.A.	690	45,453

Semiconductors & Semiconductor Equipment 0.1%
REC Silicon A.S.A. *	121,290	41,827

Software & Services 0.1%
Atea A.S.A.	2,680	27,925

Transportation 0.0%
Golden Ocean Group Ltd. (b)	11,355	9,514

		371,550

Portugal 0.4%

Banks 0.1%
Banco BPI S.A. - Reg’d *	9,225	17,906
Banco Espirito Santo S.A. - Reg’d *(d)(e)	45,383	—

		17,906

Capital Goods 0.0%
Mota-Engil, SGPS, S.A.	996	4,386

Food & Staples Retailing 0.2%
Jeronimo Martins, SGPS, S.A.	3,180	32,389
Sonae, SGPS, S.A.	29,745	40,641

		73,030

Materials 0.0%
Semapa-Sociedade de Investimento e Gestao	975	10,879

Media 0.1%
NOS, SGPS	2,988	18,524

Utilities 0.0%
REN - Redes Energeticas Nacionais, SGPS, S.A.	3,960	12,391

		137,116

Singapore 1.9%

Capital Goods 0.3%
COSCO Corp. Singapore Ltd. (b)	32,000	14,852

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sembcorp Marine Ltd. (b)	16,000	38,420
Singapore Technologies Engineering Ltd.	20,000	51,707
United Engineers Ltd.	9,000	20,644

		125,623

Consumer Services 0.1%
Genting Singapore plc	30,000	26,237

Diversified Financials 0.1%
Singapore Exchange Ltd.	7,000	39,310

Food & Staples Retailing 0.1%
Olam International Ltd. (b)	18,000	29,827

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	150,000	52,935

Real Estate 0.8%
Ascendas Real Estate Investment Trust	16,000	28,723
CapitaCommercial Trust	16,000	20,683
CapitaLand Ltd.	30,000	76,410
CapitaMall Trust	16,000	24,304
City Developments Ltd.	8,000	61,741
Global Logistic Properties Ltd.	15,000	30,149
Keppel Land Ltd.	9,000	23,268
Suntec Real Estate Investment Trust	16,000	24,181
UOL Group Ltd.	6,000	30,978

		320,437

Semiconductors & Semiconductor Equipment 0.0%
Kulicke & Soffa Industries, Inc. *	320	4,474

Telecommunication Services 0.1%
M1 Ltd.	5,800	16,196
StarHub Ltd.	7,000	22,233

		38,429

Transportation 0.3%
Neptune Orient Lines Ltd. *(b)	48,000	30,195
SATS Ltd.	15,000	33,717
Singapore Post Ltd.	16,000	23,690
SMRT Corp., Ltd.	16,000	20,008

		107,610

		744,882

Spain 2.0%

Banks 0.4%
Bankia S.A. *	48,430	85,129
Bankinter S.A.	8,445	75,875
Liberbank S.A. *	4,080	3,337

		164,341

Capital Goods 0.4%
Abengoa S.A. (b)	360	1,032
Abengoa S.A., B Shares (b)	12,594	32,044
Construcciones y Auxiliar de Ferrocarriles S.A.	33	11,437
Duro Felguera S.A.	1,832	8,085
Gamesa Corp. Tecnologica S.A. *	6,204	63,498
Obrascon Huarte Lain S.A.	765	20,848
Sacyr S.A. *	4,095	16,106
Zardoya Otis S.A.	2,385	25,481

		178,531

Commercial & Professional Services 0.1%
Prosegur Cia de Seguridad S.A.	3,714	22,085

Consumer Services 0.0%
Melia Hotels International S.A. (b)	955	9,762
NH Hotel Group S.A. *	1,871	8,992

		18,754

Diversified Financials 0.1%
Bolsas y Mercados Espanoles S.A.	930	38,410

Energy 0.1%
Tecnicas Reunidas S.A.	420	19,896

Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	1,965	35,728
Viscofan S.A.	750	43,253

		78,981

Insurance 0.1%
Grupo Catalana Occidente S.A.	634	20,004

Materials 0.2%
Acerinox S.A.	4,052	61,779
Vidrala S.A.	90	3,667

		65,446

Media 0.2%
Atresmedia Corp de Medios de Comunicaion S.A.	1,080	14,918
Mediaset Espana Comunicacion S.A. *	4,095	50,428
Promotora de Informaciones S.A., Class A *	69,596	23,252

		88,598

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A. *	1,005	17,390
Grifols S.A.	484	21,616
Grifols S.A., Class B	402	14,889

		53,895

Software & Services 0.1%
Indra Sistemas S.A.	3,390	34,997

		783,938

Sweden 2.2%

Capital Goods 0.4%
B&B Tools AB, B Shares	240	5,160
Haldex AB	1,560	19,390
Indutrade AB	465	18,558
Lindab International AB *	1,614	14,824
Nibe Industrier AB, B Shares	720	19,253
Peab AB	7,065	48,370
Saab AB, Class B	1,566	43,811

		169,366

Commercial & Professional Services 0.2%
AF AB, B Shares	519	8,317
Intrum Justitia AB	888	26,669
Loomis AB, B Shares	1,455	42,133

		77,119

Consumer Durables & Apparel 0.2%
JM AB	1,590	50,722
Nobia AB	2,355	20,015

		70,737

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 0.0%
Betsson AB *	135	4,834

Diversified Financials 0.2%
LE Lundbergfortagen AB, B Shares	615	27,709
Ratos AB, B Shares	7,005	45,785

		73,494

Energy 0.0%
Lundin Petroleum AB *	1,275	18,006

Food & Staples Retailing 0.1%
Axfood AB	540	32,000

Food, Beverage & Tobacco 0.0%
AAK AB	274	15,096

Health Care Equipment & Services 0.1%
Elekta AB, B Shares (b)	2,250	22,978

Materials 0.3%
BillerudKorsnas AB	2,340	34,620
Hexpol AB	242	21,332
Holmen AB, B Shares	1,590	53,734

		109,686

Media 0.1%
Eniro AB *(b)	3,000	2,544
Modern Times Group MTG AB, B Shares	1,305	41,630

		44,174

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares (b)	3,762	54,040

Real Estate 0.2%
Castellum AB	1,614	26,177
Fabege AB	1,800	23,800
Kungsleden AB	3,105	20,695

		70,672

Retailing 0.1%
Bilia AB	780	23,897
Clas Ohlson AB, B Shares	825	13,580

		37,477

Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	1,534	48,853

Transportation 0.1%
SAS AB *(b)	12,760	26,234

		874,766

Switzerland 3.1%

Banks 0.1%
Banque Cantonale Vaudoise - Reg’d	48	26,404
Valiant Holding AG - Reg’d	274	24,073

		50,477

Capital Goods 0.6%
AFG Arbonia-Forster Holding AG - Reg’d *	555	12,125
Belimo Holding AG - Reg’d	4	9,860
Bucher Industries AG - Reg’d	96	23,913
Daetwyler Holding AG	128	15,570
Georg Fischer AG - Reg’d *	105	64,460
Implenia AG - Reg’d *	290	16,554
Meyer Burger Technology AG *(b)	1,350	10,719
OC Oerlikon Corp. AG - Reg’d *	2,292	28,427
Rieter Holding AG - Reg’d *	90	15,674
Sulzer AG - Reg’d	452	50,619

		247,921

Commercial & Professional Services 0.2%
DKSH Holding AG	354	27,170
Gategroup Holding AG *	1,035	26,157
Kaba Holding AG, B Shares - Reg’d *	48	24,822

		78,149

Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg’d *	20	21,463

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d *	108	31,610

Diversified Financials 0.3%
GAM Holding AG *	2,417	42,896
Julius Baer Group Ltd. *	1,470	66,795
Partners Group Holding AG	96	27,649

		137,340

Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg’d *	21	22,537
Emmi AG - Reg’d *	80	31,074

		53,611

Health Care Equipment & Services 0.3%
Nobel Biocare Holding AG - Reg’d *	2,475	43,926
Sonova Holding AG - Reg’d	370	56,143
Straumann Holding AG - Reg’d	90	23,352

		123,421

Insurance 0.1%
Helvetia Holding AG - Reg’d	96	47,327

Materials 0.2%
EMS-Chemie Holding AG - Reg’d	75	27,906
Ferrexpo plc	1,830	1,960
Schmolz + Bickenbach AG - Reg’d *	22,776	29,785

		59,651

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Actelion Ltd. - Reg’d *	612	72,983
Galenica AG - Reg’d	52	44,390

		117,373

Real Estate 0.1%
Allreal Holding AG - Reg’d *	96	13,242
Swiss Prime Site AG - Reg’d *	345	26,676

		39,918

Retailing 0.2%
Dufry AG - Reg’d *	210	33,500
Valora Holding AG - Reg’d *	120	27,412

		60,912

Software & Services 0.0%
Temenos Group AG - Reg’d *	525	18,581

Technology Hardware & Equipment 0.2%
Kudelski S.A.	210	2,724
Logitech International S.A. - Reg’d *	4,215	62,777

		65,501

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	48	31,635

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Panalpina Welttransport Holding AG - Reg’d	345	47,301

		78,936

Utilities 0.0%
Alpiq Holding AG - Reg’d *	45	4,367

		1,236,558

United Kingdom 13.1%

Banks 0.0%
The Paragon Group of Cos. plc	2,370	15,559

Capital Goods 1.7%
Ashtead Group plc	4,620	76,259
Bodycote plc	3,405	34,234
Brammer plc	435	1,935
Chemring Group plc	7,268	26,890
Fenner plc	3,465	12,942
Galliford Try plc	1,950	36,859
HellermannTyton Group plc	765	3,435
Interserve plc	3,765	34,227
Keller Group plc	2,292	30,402
Kier Group plc	1,050	23,202
Lavendon Group plc	5,184	15,445
Melrose Industries plc	9,000	36,462
Morgan Advanced Materials plc	7,156	32,701
Morgan Sindall Group plc	2,385	24,408
QinetiQ Group plc	17,430	54,019
Rotork plc	750	25,852
Senior plc	5,782	25,091
Speedy Hire plc	22,856	25,503
Spirax-Sarco Engineering plc	900	40,240
Ultra Electronics Holdings plc	1,050	28,760
Vesuvius plc	10,470	68,259

		657,125

Commercial & Professional Services 1.1%
Berendsen plc	3,870	62,303
Cape plc	4,890	19,317
De La Rue plc	3,795	31,707
HomeServe plc	5,790	29,714
Intertek Group plc	1,455	53,205
Mears Group plc	1,920	11,306
Michael Page International plc	6,750	43,573
Mitie Group plc	9,720	42,652
PayPoint plc	210	3,154
Rentokil Initial plc	31,440	58,641
RPS Group plc	4,935	18,239
Shanks Group plc	15,585	23,004
WS Atkins plc	1,425	31,131

		427,946

Consumer Durables & Apparel 0.6%
Bellway plc	2,340	69,040
Berkeley Group Holdings plc	1,016	40,844
Bovis Homes Group plc	1,760	23,704
Crest Nicholson Holdings plc	735	4,134
Guinness Peat Group plc *(b)	71,880	28,495
Persimmon plc *	3,490	83,786
The Vitec Group plc	360	3,439

		253,442

Consumer Services 0.9%
Betfair Group plc	1,215	25,687
Bwin.Party Digital Entertainment plc	3,897	6,579
Dignity plc	215	5,690
Enterprise Inns plc *	29,235	49,721
Greene King plc	4,335	52,308
J.D. Wetherspoon plc	2,205	28,281
Ladbrokes plc	26,625	46,408
Marston’s plc	18,392	41,678
Merlin Entertainments plc (c)	941	5,585
Mitchells & Butlers plc *	7,530	43,372
Spirit Pub Co. plc	18,000	29,669
The Restaurant Group plc	2,746	27,952

		362,930

Diversified Financials 1.6%
Aberdeen Asset Management plc	7,268	51,208
Ashmore Group plc (b)	4,360	21,010
Brewin Dolphin Holdings plc	645	2,809
Close Brothers Group plc	2,010	47,752
Hargreaves Lansdown plc	180	2,750
Henderson Group plc	13,725	47,867
IG Group Holdings plc	4,878	51,755
Intermediate Capital Group plc	6,380	45,910
International Personal Finance plc	3,930	29,542
Investec plc	8,560	79,360
Jupiter Fund Management plc	4,038	22,949
London Stock Exchange Group plc	2,310	81,576
Provident Financial plc	2,040	73,096
Schroders plc	900	37,985
Tullett Prebon plc	6,120	24,171

		619,740

Energy 0.2%
Afren plc *	4,873	3,949
EnQuest plc *	13,440	10,433
Hargreaves Services plc	984	9,624
Hunting plc	2,250	20,296
Premier Oil plc	6,450	18,889

		63,191

Food & Staples Retailing 0.1%
Greggs plc	4,770	47,510

Food, Beverage & Tobacco 0.4%
Britvic plc	2,565	26,652
Cranswick plc	1,457	33,633
Dairy Crest Group plc	5,880	46,502
Devro plc	825	3,595
Greencore Group plc	6,090	28,040
Premier Foods plc *	24,187	14,015

		152,437

Health Care Equipment & Services 0.1%
Synergy Health plc	952	30,116

Household & Personal Products 0.1%
PZ Cussons plc	4,875	26,217

Insurance 0.9%
Admiral Group plc	2,760	53,596
Beazley plc	7,914	33,661
Catlin Group Ltd.	8,318	71,841
Hiscox Ltd.	5,430	59,781
Jardine Lloyd Thompson Group plc	1,470	20,489
Lancashire Holdings Ltd.	6,000	50,740

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Phoenix Group Holdings	4,500	56,519
St. James’s Place plc	435	5,409

		352,036

Materials 1.0%
Acacia Mining plc	5,145	18,765
Alent plc	3,799	20,240
Croda International plc	1,425	54,764
DS Smith plc	13,560	61,159
Elementis plc	5,280	21,102
Essentra plc	2,116	25,019
Evraz plc	41,250	96,447
Polyus Gold International Ltd. *	1,170	3,362
Randgold Resources Ltd.	465	30,971
RPC Group plc	3,000	27,625
Synthomer plc	3,892	13,580
Victrex plc	720	20,330

		393,364

Media 0.3%
Daily Mail & General Trust plc, A Shares	1,845	24,328
Trinity Mirror plc *	16,875	38,518
UBM plc	5,910	44,009

		106,855

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	694	14,031
Hikma Pharmaceuticals plc	810	24,875

		38,906

Real Estate 0.9%
Derwent London plc	468	22,273
Hammerson plc	7,695	75,076
Intu Properties plc	9,820	54,886
Savills plc	2,616	27,059
Segro plc	10,920	67,089
Shaftesbury plc	315	3,947
The British Land Co. plc	7,147	85,959

		336,289

Retailing 1.0%
Debenhams plc	49,268	55,552
Dixons Carphone plc	20,670	137,023
Dunelm Group plc	240	3,178
Halfords Group plc	6,825	51,090
Howden Joinery Group plc	3,762	23,041
John Menzies plc	1,696	8,924
Lookers plc	9,555	20,650
N Brown Group plc	2,490	13,278
Pendragon plc	43,695	21,384
Sports Direct International plc *	1,590	16,447
WH Smith plc	3,135	62,008

		412,575

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	2,805	40,172
CSR plc	2,520	32,676

		72,848

Software & Services 0.2%
AVEVA Group plc	420	9,504
Fidessa Group plc	452	16,875
Micro Focus International plc	1,858	33,200
Moneysupermarket.com Group plc	1,410	5,010
Playtech plc	375	3,770
Telecity Group plc	300	3,813
Xchanging plc	7,410	19,873

		92,045

Technology Hardware & Equipment 0.6%
Domino Printing Sciences plc	1,605	16,740
Electrocomponents plc	12,015	39,420
Halma plc	3,855	40,449
Laird plc	7,740	36,776
Pace plc	4,926	27,741
Premier Farnell plc	8,085	21,220
Spectris plc	1,365	40,337
Spirent Communications plc	18,000	18,943
TT electronics plc	6,380	10,441

		252,067

Telecommunication Services 0.2%
Jazztel plc *	270	4,308
Kcom Group plc	11,726	15,609
TalkTalk Telecom Group plc	9,075	44,384

		64,301

Transportation 0.9%
BBA Aviation plc	9,836	52,865
easyJet plc	2,292	59,333
Go-Ahead Group plc	1,140	46,489
National Express Group plc	16,800	69,694
Northgate plc	6,510	50,567
Royal Mail plc	2,223	14,545
Stagecoach Group plc	6,390	40,559
Stobart Group Ltd.	7,736	12,418
Stolt-Nielsen Ltd.	872	13,318

		359,788

		5,137,287

Total Common Stock
(Cost $40,458,869)		39,027,968

Preferred Stock 0.5% of net assets

Germany 0.3%

Automobiles & Components 0.1%
Porsche Automobil Holding SE	662	57,803

Capital Goods 0.1%
Jungheinrich AG	370	22,256

Health Care Equipment & Services 0.0%
Draegerwerk AG & Co. KGaA (b)	150	15,550

Materials 0.1%
FUCHS PETROLUB SE	840	34,840

		130,449

Italy 0.1%

Insurance 0.1%
Unipol Gruppo Finanziario S.p.A.	6,630	31,458

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Sweden 0.1%

Transportation 0.1%
SAS AB	231	13,254

Total Preferred Stock
(Cost $188,582)		175,161

Rights 0.0% of net assets

Australia 0.0%

Retailing 0.0%
Harvey Norman Holdings Ltd. *	618	950

Utilities 0.0%
DUET Group *(d)(e)	3,693	189

		1,139

Belgium 0.0%

Materials 0.0%
Tessenderlo Chemie N.V. *	1,755	2,910

United Kingdom 0.0%

Media 0.0%
UBM plc *	4,728	13,253

Total Rights
(Cost $13,745)		17,302

Other Investment Companies 2.9% of net assets

United States 2.9%

Equity Fund 0.1%
iShares MSCI EAFE Small-Cap ETF	400	19,156

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	5,184	5,184

Securities Lending Collateral 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	1,100,374	1,100,374

Total Other Investment Companies
(Cost $1,123,968)		1,124,714

End of Investments.

At 11/30/14, the tax basis cost of the fund’s investments was $41,791,668 and the unrealized appreciation and depreciation were $2,152,010 and ($3,598,533), respectively, with a net unrealized depreciation of ($1,446,523).

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,061,213. Non-Cash Collateral pledged to the fund for securities on loan amounted to $30,206.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,585 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Illiquid security. At the period end, the value of these amounted to $189 or 0.0% of net assets.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
SDR —	Swedish Depositary Receipt

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$36,806,172	$—	$—	$36,806,172
Australia[1]	1,904,526	—	—	1,904,526
Materials	310,340	—	6,930	317,270
Preferred Stock[1]	175,161	—	—	175,161
Rights[1]	16,163	—	—	16,163
Australia[1]	950	—	—	950
Utilities	—	—	189	189
Other Investment Companies[1]	1,124,714	—	—	1,124,714

Total	$40,338,026	$—	$7,119	$40,345,145

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	February 28,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
Australia	$—	$—	($7,504)	$7,548	$—	$6,886	$—	$6,930
Luxembourg	—	—	(48,927)	15,053	—	33,874	—	—
Portugal	—	—	(44,633)	44,633	—	—	—	—
Rights
Australia	—	—	189	—	—	—	—	189

Total	$—	$—	($100,875)	$67,234	$—	$40,760	$—	$7,119

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended November 30, 2014.

REG79047NOV14

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

88.8%	Common Stock	50,846,130	49,199,519
9.3%	Preferred Stock	6,136,587	5,156,352
1.9%	Other Investment Companies	860,846	1,046,878

100.0%	Total Investments	57,843,563	55,402,749
0.0%	Other Assets and Liabilities, Net		23,155

100.0%	Net Assets		55,425,904

	Number	Value
Security	of Shares	($)

Common Stock 88.8% of net assets

Brazil 5.7%

Banks 1.2%
Banco Bradesco S.A.	16,115	238,718
Banco do Brasil S.A.	32,122	369,720
Itau Unibanco Holding S.A.	5,704	75,727

		684,165

Capital Goods 0.2%
Embraer S.A.	11,440	104,983

Diversified Financials 0.1%
BM&FBovespa S.A.	19,440	79,539

Energy 1.5%
Cosan Ltd., A Shares	6,040	55,266
Petroleo Brasileiro S.A.	125,400	591,452
Ultrapar Participacoes S.A.	7,370	157,496

		804,214

Food, Beverage & Tobacco 0.8%
AMBEV S.A.	28,182	184,339
BRF S.A.	5,405	139,319
JBS S.A.	29,621	137,983

		461,641

Materials 1.1%
Companhia Siderurgica Nacional S.A.	39,600	93,157
Usinas Siderurgicas de Minas Gerais S.A. *	7,993	20,944
Vale S.A.	52,866	478,165

		592,266

Software & Services 0.1%
Cielo S.A.	4,730	80,699

Telecommunication Services 0.2%
Oi S.A. *	30,800	18,054
Tim Participacoes S.A.	15,620	75,552

		93,606

Transportation 0.1%
CCR S.A.	7,614	52,168

Utilities 0.4%
Centrais Eletricas Brasileiras S.A.	33,176	77,529
Companhia de Saneamento Basico do Estado de Sao Paulo	8,338	62,178
CPFL Energia S.A.	9,592	73,391

		213,098

		3,166,379

Chile 1.0%

Banks 0.1%
Banco Santander Chile	1,039,478	56,520

Energy 0.2%
Empresas COPEC S.A.	10,582	124,884

Food & Staples Retailing 0.1%
Cencosud S.A.	23,848	61,859

Transportation 0.1%
Latam Airlines Group S.A. *	3,828	45,755

Utilities 0.5%
Empresa Nacional de Electricidad S.A.	57,640	87,956
Enersis S.A.	576,664	192,322

		280,278

		569,296

China 16.9%

Automobiles & Components 0.2%
Dongfeng Motor Group Co., Ltd., H Shares	61,500	93,579

Banks 6.6%
Agricultural Bank of China Ltd., H Shares	396,000	187,915
Bank of China Ltd., H Shares	1,606,000	828,369
Bank of Communications Co., Ltd., H Shares	132,000	109,447
BOC Hong Kong Holdings Ltd.	42,000	148,394
China CITIC Bank Corp., Ltd., H Shares	110,000	81,844
China Construction Bank Corp., H Shares	1,540,000	1,167,659
China Merchants Bank Co., Ltd., H Shares	55,000	113,901
China Minsheng Banking Corp., Ltd., H Shares	75,500	82,948
Industrial & Commercial Bank of China Ltd., H Shares	1,364,000	925,163

		3,645,640

Capital Goods 0.7%
China Communications Construction Co., Ltd., H Shares	154,000	154,099

 1

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
China Railway Construction Corp., Ltd., H Shares	77,000	88,468
China Railway Group Ltd., H Shares	154,000	111,603
CITIC Ltd.	33,000	57,532

		411,702

Consumer Durables & Apparel 0.1%
Yue Yuen Industrial Holdings Ltd.	22,000	78,865

Energy 3.9%
China Coal Energy Co., Ltd., H Shares (b)	110,000	68,652
China Petroleum & Chemical Corp., H Shares	990,000	810,638
China Shenhua Energy Co., Ltd., H Shares	79,500	226,045
CNOOC Ltd.	311,000	454,770
PetroChina Co., Ltd., H Shares	572,000	620,312

		2,180,417

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	26,000	54,246

Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	12,000	48,666

Insurance 0.7%
China Life Insurance Co., Ltd., H Shares	67,000	232,837
China Pacific Insurance (Group) Co., Ltd., H Shares	17,600	73,759
Ping An Insurance Group Co. of China Ltd., H Shares	11,000	92,269

		398,865

Materials 0.3%
China National Building Material Co., Ltd., H Shares	68,000	66,465
Jiangxi Copper Co., Ltd., H Shares	44,000	78,979

		145,444

Real Estate 0.2%
China Overseas Land & Investment Ltd.	32,200	96,745

Retailing 0.3%
Belle International Holdings Ltd.	78,000	88,611
GOME Electrical Appliances Holdings Ltd.	396,000	58,213

		146,824

Software & Services 0.1%
Tencent Holdings Ltd.	4,400	70,355

Technology Hardware & Equipment 0.3%
Kingboard Chemical Holdings Ltd.	27,000	50,483
Lenovo Group Ltd.	66,000	92,596

		143,079

Telecommunication Services 3.2%
China Mobile Ltd.	105,500	1,299,874
China Telecom Corp., Ltd., H Shares	452,000	273,940
China Unicom (Hong Kong) Ltd.	132,000	200,851

		1,774,665

Utilities 0.1%
Huaneng Power International, Inc., H Shares	62,000	72,673

		9,361,765

Colombia 0.3%

Banks 0.1%
Bancolombia S.A.	2,750	34,328

Energy 0.2%
Ecopetrol S.A.	105,314	109,074

		143,402

Czech Republic 0.4%

Telecommunication Services 0.1%
O2 Czech Republic A/S	5,566	63,900

Utilities 0.3%
CEZ A/S	6,424	179,377

		243,277

Greece 0.5%

Consumer Services 0.3%
OPAP S.A.	12,232	153,710

Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A. *	7,788	95,633

Utilities 0.1%
Public Power Corp. S.A. *	6,050	46,762

		296,105

Hungary 0.6%

Banks 0.2%
OTP Bank plc	6,908	111,491

Energy 0.3%
MOL Hungarian Oil & Gas plc	3,322	160,872

Telecommunication Services 0.1%
Magyar Telekom Telecommunications plc *	50,468	69,622

		341,985

India 2.6%

Automobiles & Components 0.3%
Mahindra & Mahindra Ltd. GDR	3,388	72,334
Tata Motors Ltd. ADR	2,464	112,506

		184,840

Banks 0.5%
ICICI Bank Ltd. ADR	2,464	145,105
State Bank of India GDR - Reg’d	2,816	144,742

		289,847

Energy 1.0%
Reliance Industries Ltd. GDR (a)	17,600	560,560

Materials 0.2%
Tata Steel Ltd. GDR - Reg’d	11,616	88,630

2

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 0.6%
Infosys Ltd. ADR	4,400	307,296

		1,431,173

Indonesia 1.1%

Automobiles & Components 0.3%
PT Astra International Tbk	283,800	165,690

Banks 0.4%
PT Bank Central Asia Tbk	68,200	73,207
PT Bank Mandiri (Persero) Tbk	90,200	77,790
PT Bank Rakyat Indonesia (Persero) Tbk	99,000	93,492

		244,489

Telecommunication Services 0.4%
PT Telekomunikasi Indonesia (Persero) Tbk	935,000	216,435

		626,614

Malaysia 2.1%

Banks 0.6%
CIMB Group Holdings Berhad	46,200	79,629
Malayan Banking Berhad	41,800	116,904
Public Bank Berhad	22,000	120,846

		317,379

Capital Goods 0.3%
Sime Darby Berhad	55,000	157,398

Consumer Services 0.1%
Genting Berhad	26,400	71,571

Food, Beverage & Tobacco 0.1%
IOI Corp. Berhad	44,000	62,699

Materials 0.1%
Petronas Chemicals Group Berhad	33,000	54,927

Telecommunication Services 0.6%
Axiata Group Berhad	59,400	123,980
DiGi.com Berhad	37,400	69,659
Maxis Berhad	28,600	58,595
Telekom Malaysia Berhad	39,600	82,888

		335,122

Utilities 0.3%
Tenaga Nasional Berhad	39,600	166,946

		1,166,042

Mexico 3.6%

Banks 0.2%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	13,200	74,833
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	15,400	34,833

		109,666

Capital Goods 0.2%
Alfa S.A.B. de C.V., A Shares	31,350	83,429

Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V., Series V	74,800	160,096

Food, Beverage & Tobacco 0.6%
Coca-Cola Femsa S.A.B. de C.V., Series L	6,600	65,517
Fomento Economico Mexicano S.A.B. de C.V.	19,800	189,115
Grupo Bimbo S.A.B. de C.V., Series A	28,600	80,472

		335,104

Materials 0.8%
Cemex S.A.B. de C.V., Series CPO *	248,600	308,878
Grupo Mexico S.A.B. de C.V., Series B	48,400	158,643

		467,521

Media 0.3%
Grupo Televisa S.A.B., Series CPO	26,400	192,382

Telecommunication Services 1.2%
America Movil S.A.B. de C.V., Series L	561,000	661,911

		2,010,109

Peru 0.2%

Banks 0.2%
Credicorp Ltd.	506	83,824

Philippines 0.2%

Telecommunication Services 0.2%
Philippine Long Distance Telephone Co.	1,760	117,190

Poland 2.2%

Banks 0.3%
Bank Pekao S.A.	1,276	70,326
Powszechna Kasa Oszczednosci Bank Polski S.A.	10,846	121,429

		191,755

Energy 0.6%
Polski Koncern Naftowy Orlen S.A.	24,200	325,918

Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	792	113,347

Materials 0.5%
KGHM Polska Miedz S.A.	6,908	253,132

Telecommunication Services 0.2%
Orange Polska S.A.	43,802	123,938

Utilities 0.4%
PGE S.A.	22,330	128,896
Tauron Polska Energia S.A.	52,536	81,139

		210,035

		1,218,125

Republic of Korea 17.0%

Automobiles & Components 1.7%
Hyundai Mobis Co., Ltd.	968	215,800
Hyundai Motor Co.	2,904	469,169
Kia Motors Corp.	5,412	272,078

		957,047

Banks 1.3%
Hana Financial Group, Inc.	4,180	127,518

 3

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
KB Financial Group, Inc.	5,060	177,656
Shinhan Financial Group Co., Ltd.	7,194	322,057
Woori Bank *	7,098	68,549

		695,780

Capital Goods 2.6%
Daelim Industrial Co., Ltd.	880	53,613
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,420	42,155
Doosan Heavy Industries & Construction Co., Ltd.	2,266	53,380
Hyundai Engineering & Construction Co., Ltd.	1,430	57,822
Hyundai Heavy Industries Co., Ltd.	1,628	181,468
LG Corp.	6,952	408,480
Samsung C&T Corp.	2,904	188,454
Samsung Heavy Industries Co., Ltd.	3,564	69,482
SK Holdings Co., Ltd.	2,068	317,307
SK Networks Co., Ltd. *	10,978	93,337

		1,465,498

Consumer Durables & Apparel 0.7%
LG Electronics, Inc.	6,336	363,707

Energy 1.0%
GS Holdings Corp.	4,268	160,250
S-Oil Corp.	2,288	86,940
SK Innovation Co., Ltd.	3,740	289,289

		536,479

Food & Staples Retailing 0.1%
E-Mart Co., Ltd.	396	78,632

Food, Beverage & Tobacco 0.3%
KT&G Corp.	1,848	161,624

Insurance 0.4%
Samsung Fire & Marine Insurance Co., Ltd.	484	135,421
Samsung Life Insurance Co., Ltd.	836	92,055

		227,476

Materials 2.2%
Hanwha Corp.	3,916	104,973
Hyosung Corp.	1,012	63,299
Hyundai Steel Co.	1,518	87,686
LG Chem Ltd.	946	176,316
Lotte Chemical Corp.	440	69,895
OCI Co., Ltd. *	352	27,005
POSCO	2,508	684,751

		1,213,925

Retailing 0.1%
Lotte Shopping Co., Ltd.	242	65,526

Semiconductors & Semiconductor Equipment 0.4%
SK Hynix, Inc. *	5,192	225,169

Software & Services 0.6%
NAVER Corp.	110	75,057
SK C&C Co., Ltd.	1,276	256,824

		331,881

Technology Hardware & Equipment 4.6%
LG Display Co., Ltd. *	9,702	297,290
Samsung Electro-Mechanics Co., Ltd.	1,276	70,022
Samsung Electronics Co., Ltd.	1,782	2,069,980
Samsung SDI Co., Ltd.	924	111,752

		2,549,044

Telecommunication Services 0.4%
KT Corp.	3,520	103,413
LG Uplus Corp.	9,020	88,331

		191,744

Utilities 0.6%
Korea Electric Power Corp.	7,084	294,115
Korea Gas Corp. *	1,034	53,662

		347,777

		9,411,309

Russia 10.6%

Banks 0.3%
Sberbank of Russia *	103,680	151,415
VTB Bank OJSC *	24,960,000	23,562

		174,977

Energy 8.3%
Bashneft OAO *	1,012	25,672
Gazprom OAO	642,090	1,854,141
LUKOIL OAO *	37,862	1,753,870
NOVATEK OAO GDR - Reg’d	728	68,796
Rosneft OJSC GDR - Reg’d	8,709	41,237
Surgutneftegas OAO *	1,029,600	607,698
Tatneft OAO *	53,020	266,480

		4,617,894

Food & Staples Retailing 0.2%
Magnit PJSC *	408	97,273

Materials 1.0%
MMC Norilsk Nickel OJSC *	1,988	354,423
Severstal OAO GDR - Reg’d	12,100	111,199
Uralkali OJSC GDR - Reg’d	4,004	53,413

		519,035

Telecommunication Services 0.5%
Mobile Telesystems OJSC ADR	15,400	188,188
Rostelecom OJSC *	29,330	63,435
Sistema JSFC GDR - Reg’d	6,446	37,129

		288,752

Transportation 0.2%
Aeroflot-Russian Airlines OJSC *	63,800	53,880
Globaltrans Investment plc GDR - Reg’d	7,881	55,167

		109,047

Utilities 0.1%
RusHydro JSC *	4,149,000	50,319

		5,857,297

South Africa 7.1%

Banks 0.8%
Barclays Africa Group Ltd.	6,798	109,787
Nedbank Group Ltd.	3,960	87,101
Standard Bank Group Ltd.	21,802	268,812

		465,700

4

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.7%
Aveng Ltd. *	46,464	71,548
Barloworld Ltd.	10,516	99,539
The Bidvest Group Ltd.	7,810	207,175

		378,262

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd.	19,426	102,349

Diversified Financials 0.5%
African Bank Investments Ltd. (d)(e)	30,732	—
FirstRand Ltd.	41,668	187,471
Remgro Ltd.	3,212	73,524

		260,995

Energy 1.0%
Sasol Ltd.	14,036	586,967

Food & Staples Retailing 0.2%
Shoprite Holdings Ltd.	6,094	93,513

Food, Beverage & Tobacco 0.2%
Tiger Brands Ltd.	2,794	97,758

Insurance 0.3%
Sanlam Ltd.	21,670	143,597

Materials 1.0%
AngloGold Ashanti Ltd. *	8,602	76,928
Gold Fields Ltd.	45,870	196,909
Impala Platinum Holdings Ltd. *	19,162	139,936
Kumba Iron Ore Ltd.	3,762	87,766
Sappi Ltd. *	21,274	79,538

		581,077

Media 0.3%
Naspers Ltd., N Shares	1,122	145,648

Retailing 0.3%
Imperial Holdings Ltd.	6,226	112,724
Woolworths Holdings Ltd.	9,350	67,502

		180,226

Telecommunication Services 1.6%
MTN Group Ltd.	31,240	616,995
Telkom S.A. SOC Ltd. *	34,100	212,104
Vodacom Group Ltd.	6,006	72,296

		901,395

		3,937,487

Taiwan 13.2%

Banks 0.5%
CTBC Financial Holding Co., Ltd.	144,975	98,610
Mega Financial Holding Co., Ltd.	113,990	92,820
Taishin Financial Holding Co., Ltd.	139,748	64,799

		256,229

Capital Goods 0.3%
Far Eastern New Century Corp.	93,280	93,137
Walsin Lihwa Corp. *	220,000	70,946

		164,083

Consumer Durables & Apparel 0.1%
Pou Chen Corp.	66,000	79,761

Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd.	68,000	111,402

Energy 0.2%
Formosa Petrochemical Corp.	56,000	126,666

Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	59,980	96,906

Insurance 0.2%
Cathay Financial Holding Co., Ltd.	49,516	79,840

Materials 1.8%
China Steel Corp.	293,640	247,645
Formosa Chemicals & Fibre Corp.	103,000	232,975
Formosa Plastics Corp.	100,000	229,421
Nan Ya Plastics Corp.	98,000	205,199
Taiwan Cement Corp.	66,000	96,929

		1,012,169

Semiconductors & Semiconductor Equipment 3.0%
Advanced Semiconductor Engineering, Inc.	88,000	106,774
MediaTek, Inc.	13,000	195,331
Siliconware Precision Industries Co., Ltd.	69,000	101,335
Taiwan Semiconductor Manufacturing Co., Ltd.	244,000	1,115,631
United Microelectronics Corp.	374,000	166,169

		1,685,240

Technology Hardware & Equipment 5.9%
Acer, Inc. *	286,000	181,595
Asustek Computer, Inc.	27,000	294,014
AU Optronics Corp.	638,000	300,987
Compal Electronics, Inc.	330,000	211,132
Delta Electronics, Inc.	17,400	105,139
Foxconn Technology Co., Ltd.	26,950	75,327
Hon Hai Precision Industry Co., Ltd.	289,864	908,532
HTC Corp. *	58,000	256,757
Innolux Corp.	308,000	147,295
Inventec Corp.	121,000	80,543
Lite-On Technology Corp.	79,210	95,981
Pegatron Corp.	72,000	167,044
Quanta Computer, Inc.	67,000	166,702
Synnex Technology International Corp.	55,000	79,974
Wistron Corp.	155,822	142,492
WPG Holdings Ltd.	66,000	76,668

		3,290,182

Telecommunication Services 0.8%
Chunghwa Telecom Co., Ltd.	92,500	277,971
Far EasTone Telecommunications Co., Ltd.	32,000	69,278
Taiwan Mobile Co., Ltd.	22,000	69,951

		417,200

		7,319,678

Thailand 1.5%

Banks 0.1%
The Siam Commercial Bank PCL NVDR	11,000	65,829

Energy 1.0%
PTT Exploration & Production PCL NVDR	22,000	90,787
PTT PCL NVDR	33,000	384,925

 5

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Thai Oil PCL NVDR	52,800	69,548

		545,260

Materials 0.2%
PTT Global Chemical PCL NVDR	48,400	94,707

Telecommunication Services 0.2%
Advanced Info Service PCL NVDR	13,200	95,678

		801,474

Turkey 2.0%

Banks 0.9%
Akbank T.A.S.	27,918	113,203
Turkiye Garanti Bankasi A/S	33,660	148,328
Turkiye Halk Bankasi A/S	11,000	78,391
Turkiye Is Bankasi, C Shares	34,980	97,189
Turkiye Vakiflar Bankasi Tao, D Shares	33,836	77,833

		514,944

Capital Goods 0.3%
KOC Holding A/S	27,676	156,037

Diversified Financials 0.2%
Haci Omer Sabanci Holding A/S	18,150	86,776

Energy 0.3%
Tupras-Turkiye Petrol Rafinerileri A/S	7,304	165,049

Telecommunication Services 0.3%
Turk Telekomunikasyon A/S	17,996	57,630
Turkcell Iletisim Hizmetleri A/S *	18,392	116,552

		174,182

		1,096,988

Total Common Stock
(Cost $50,846,130)		49,199,519

Preferred Stock 9.3% of net assets

Brazil 7.3%

Banks 2.6%
Banco Bradesco S.A.	33,533	514,961
Itau Unibanco Holding S.A.	55,248	827,846
Itausa - Investimentos Itau S.A.	26,400	107,402

		1,450,209

Energy 1.7%
Petroleo Brasileiro S.A.	187,000	929,174

Food & Staples Retailing 0.1%
Cia Brasileira de Distribuicao	1,657	69,791

Materials 1.8%
Bradespar S.A.	7,040	41,212
Gerdau S.A.	43,120	182,453
Metalurgica Gerdau S.A.	29,128	146,881
Usinas Siderurgicas de Minas Gerais S.A., A Shares *	19,800	39,968
Vale S.A.	72,182	560,408

		970,922

Telecommunication Services 0.4%
Oi S.A. *	84,436	45,232
Telefonica Brasil S.A.	9,048	184,434

		229,666

Utilities 0.7%
Centrais Eletricas Brasileiras S.A., B Shares	26,796	80,303
Companhia Energetica de Minas Gerais	29,492	161,195
Companhia Paranaense de Energia - Copel, B Shares	4,906	67,228
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	23,166	83,364

		392,090

		4,041,852

Colombia 0.1%

Banks 0.1%
Bancolombia S.A.	4,774	61,838

Republic of Korea 0.8%

Automobiles & Components 0.2%
Hyundai Motor Co.	440	51,031
Hyundai Motor Co. 2nd	594	71,305

		122,336

Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	1,110	33,061

Materials 0.0%
LG Chem Ltd.	154	23,212

Technology Hardware & Equipment 0.5%
Samsung Electronics Co., Ltd.	297	281,198

		459,807

Russia 1.1%

Energy 1.0%
AK Transneft OAO *	183	440,924
Surgutneftegas OAO *	165,000	114,630

		555,554

Telecommunication Services 0.1%
Rostelecom OJSC *	26,400	37,301

		592,855

Total Preferred Stock
(Cost $6,136,587)		5,156,352

Other Investment Companies 1.9% of net assets

United States 1.9%

Equity Funds 1.8%
iShares India 50 ETF	14,624	463,142
iShares MSCI Emerging Markets ETF	800	33,200
WisdomTree India Earnings Fund	22,112	514,104

		1,010,446

6

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	1,289	1,289

Securities Lending Collateral 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	35,143	35,143

Total Other Investment Companies
(Cost $860,846)		1,046,878

End of Investments.

At 11/30/14, the tax basis cost of the fund’s investments was $57,976,423 and the unrealized appreciation and depreciation were $2,905,436 and ($5,479,110), respectively, with a net unrealized depreciation of ($2,573,674).

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $560,560 or 1.0% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $34,326. Non-Cash Collateral pledged to the fund for securities on loan amounted to $3,357.
(c)	The rate shown is the 7-day yield.
(d)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or

 7

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$49,199,519	$—	$—	$49,199,519
Preferred Stock[1]	5,156,352	—	—	5,156,352
Other Investment Companies[1]	1,046,878	—	—	1,046,878

Total	$55,402,749	$—	$—	$55,402,749

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2014.

REG79048NOV14

8

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: 1/21/2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha Chief Executive Officer
Date: 1/21/2015

By:	/s/ George Pereira

George Pereira Principal Financial Officer
Date: 1/21/2015